UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 3329

Variable Insurance Products Fund
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2004

Item 1. Reports to Stockholders

Fidelity® Variable Insurance Products:

Equity-Income Portfolio

Semiannual Report

June 30, 2004

(2_fidelity_logos) (Registered_Trademark)

Contents

Investment Summary	3	A summary of the fund's investments at period end.
Investments	4	A complete list of the fund's investments with their market values.
Financial Statements	9	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	13	Notes to the financial statements.

For a free copy of the fund's proxy voting guidelines call 1-800-221-5207, or visit the Securities and Exchange Commission (SEC)'s web site at www.sec.gov.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

Equity-Income Portfolio

Fidelity Variable Insurance Products: Equity-Income Portfolio

Investment Summary

Top Five Stocks as of June 30, 2004
% of fund's net assets
Bank of America Corp.	3.0
Exxon Mobil Corp.	2.9
Citigroup, Inc.	2.7
American International Group, Inc.	2.6
Fannie Mae	1.9
13.1
Top Five Market Sectors as of June 30, 2004
% of fund's net assets
Financials	30.2
Industrials	12.6
Consumer Discretionary	10.9
Energy	10.9
Health Care	8.0
Asset Allocation as of June 30, 2004
% of fund's net assets*
Stocks	99.2%
Bonds	0.6%
Short-Term Investments and Net Other Assets	0.2%
* Foreign investments	12.0%

Semiannual Report

Fidelity Variable Insurance Products: Equity-Income Portfolio

Investments June 30, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.9%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 10.3%
Auto Components - 0.1%
TRW Automotive Holdings Corp.	611,370	$ 11,524,325
Automobiles - 0.5%
DaimlerChrysler AG	385,800	18,159,606
Toyota Motor Corp. ADR	475,900	38,842,958
		57,002,564
Hotels, Restaurants & Leisure - 1.3%
Caesars Entertainment, Inc. (a)	2,730,500	40,957,500
McDonald's Corp.	2,561,300	66,593,800
MGM MIRAGE (a)	446,670	20,966,690
Six Flags, Inc. (a)	1,408,356	10,224,665
		138,742,655
Household Durables - 1.0%
LG Electronics, Inc.	237,410	11,269,009
Maytag Corp.	687,020	16,838,860
Newell Rubbermaid, Inc.	1,763,100	41,432,850
Sony Corp. sponsored ADR	587,200	22,342,960
Whirlpool Corp.	128,200	8,794,520
		100,678,199
Media - 5.3%
Clear Channel Communications, Inc.	2,650,100	97,921,195
Comcast Corp. Class A (a)	2,852,091	79,944,111
Liberty Media Corp. Class A (a)	3,755,576	33,762,628
Liberty Media International, Inc. Class A (a)	187,778	6,966,564
The Reader's Digest Association, Inc. (non-vtg.)	1,243,903	19,890,009
Time Warner, Inc. (a)	7,114,850	125,079,063
Viacom, Inc. Class B (non-vtg.)	3,377,818	120,655,659
Vivendi Universal SA sponsored ADR (a)	1,039,500	29,002,050
Walt Disney Co.	1,993,500	50,814,315
		564,035,594
Multiline Retail - 0.3%
Big Lots, Inc. (a)	1,141,556	16,506,903
Sears, Roebuck & Co.	452,700	17,093,952
		33,600,855
Specialty Retail - 1.6%
Abercrombie & Fitch Co. Class A	979,400	37,951,750
American Eagle Outfitters, Inc. (a)	626,000	18,097,660
Gap, Inc.	1,541,200	37,374,100
Limited Brands, Inc.	2,197,300	41,089,510
Office Depot, Inc. (a)	813,000	14,560,830
Toys 'R' Us, Inc. (a)	1,295,900	20,643,687
		169,717,537
Textiles Apparel & Luxury Goods - 0.2%
Liz Claiborne, Inc.	632,940	22,773,181
TOTAL CONSUMER DISCRETIONARY		1,098,074,910

	Shares	Value (Note 1)
CONSUMER STAPLES - 6.1%
Beverages - 0.4%
Anheuser-Busch Companies, Inc.	844,800	$ 45,619,200
Food & Staples Retailing - 0.7%
Albertsons, Inc.	442,100	11,733,334
CVS Corp.	1,469,900	61,765,198
		73,498,532
Food Products - 1.2%
Campbell Soup Co.	612,900	16,474,752
Fresh Del Monte Produce, Inc.	242,988	6,140,307
H.J. Heinz Co.	281,120	11,019,904
Hormel Foods Corp.	186,000	5,784,600
Interstate Bakeries Corp.	563,995	6,119,346
Kellogg Co.	194,900	8,156,565
Kraft Foods, Inc. Class A	943,100	29,877,408
Unilever PLC sponsored ADR	1,307,000	51,979,390
		135,552,272
Household Products - 2.1%
Colgate-Palmolive Co.	1,705,300	99,674,785
Kimberly-Clark Corp.	1,273,400	83,891,592
Procter & Gamble Co.	710,400	38,674,176
		222,240,553
Personal Products - 0.9%
Gillette Co.	2,332,620	98,903,088
Tobacco - 0.8%
Altria Group, Inc.	1,562,800	78,218,140
Loews Corp. - Carolina Group	171,550	4,211,553
		82,429,693
TOTAL CONSUMER STAPLES		658,243,338
ENERGY - 10.9%
Energy Equipment & Services - 2.5%
Baker Hughes, Inc.	1,538,300	57,916,995
BJ Services Co. (a)	570,145	26,135,447
Halliburton Co.	583,400	17,653,684
Noble Corp. (a)	930,100	35,241,489
Schlumberger Ltd. (NY Shares)	1,996,600	126,804,066
		263,751,681
Oil & Gas - 8.4%
Apache Corp.	647,780	28,210,819
BP PLC sponsored ADR	2,491,842	133,487,976
ChevronTexaco Corp.	1,270,071	119,526,382
Exxon Mobil Corp.	7,103,336	315,459,152
Royal Dutch Petroleum Co. (NY Shares)	1,143,000	59,058,810
Common Stocks - continued
	Shares	Value (Note 1)
ENERGY - continued
Oil & Gas - continued
Total SA:
Series B	391,400	$ 75,211,424
sponsored ADR	1,697,996	163,143,456
YUKOS Corp. sponsored ADR	248,400	7,899,120
		901,997,139
TOTAL ENERGY		1,165,748,820
FINANCIALS - 29.5%
Capital Markets - 6.0%
Bank of New York Co., Inc.	3,223,100	95,016,988
Charles Schwab Corp.	6,391,400	61,421,354
Credit Suisse Group sponsored ADR	735,200	26,327,512
J.P. Morgan Chase & Co.	3,654,550	141,686,904
Janus Capital Group, Inc.	2,332,400	38,461,276
LaBranche & Co., Inc.	517,900	4,360,718
Mellon Financial Corp.	1,716,500	50,344,945
Merrill Lynch & Co., Inc.	1,674,300	90,378,714
Morgan Stanley	2,066,900	109,070,313
Nomura Holdings, Inc.	1,853,000	27,702,350
		644,771,074
Commercial Banks - 8.6%
Bank of America Corp.	3,827,984	323,923,982
Bank One Corp.	2,714,138	138,421,038
Banknorth Group, Inc.	339,400	11,023,712
Comerica, Inc.	730,200	40,073,376
Huntington Bancshares, Inc.	387,200	8,866,880
Lloyds TSB Group PLC	2,282,400	17,928,844
PNC Financial Services Group, Inc.	226,500	12,022,620
Royal Bank of Scotland Group PLC	325,447	9,402,838
State Bank of India	463,175	4,544,908
Sumitomo Mitsui Financial Group, Inc.	5,917	41,156,180
U.S. Bancorp, Delaware	2,754,538	75,915,067
Wachovia Corp.	2,359,675	105,005,538
Wells Fargo & Co.	2,243,800	128,412,674
		916,697,657
Consumer Finance - 1.2%
American Express Co.	1,687,496	86,703,544
MBNA Corp.	1,456,400	37,560,556
		124,264,100
Diversified Financial Services - 3.1%
CIT Group, Inc.	1,191,400	45,618,706
Citigroup, Inc.	6,273,619	291,723,284
		337,341,990
Insurance - 7.7%
ACE Ltd.	2,113,415	89,355,186
Allianz AG sponsored ADR	567,200	6,210,840
Allstate Corp.	2,488,000	115,816,400
American International Group, Inc.	3,964,650	282,600,252

	Shares	Value (Note 1)
Assurant, Inc.	274,700	$ 7,246,586
Conseco, Inc. (a)	672,100	13,374,790
Fondiaria-Sai Spa	541,144	12,088,179
Genworth Financial, Inc. Class A	1,295,800	29,738,610
Hartford Financial Services Group, Inc.	1,334,400	91,726,656
Marsh & McLennan Companies, Inc.	368,000	16,699,840
Muenchener Rueckversicherungs-Gesellschaft AG (Reg.)	123,914	13,465,283
Old Republic International Corp.	530,996	12,595,225
St. Paul Travelers Companies, Inc.	2,029,026	82,256,714
The Chubb Corp.	634,000	43,226,120
UnumProvident Corp.	680,100	10,813,590
		827,214,271
Real Estate - 0.1%
CarrAmerica Realty Corp.	193,740	5,856,760
Thrifts & Mortgage Finance - 2.8%
Fannie Mae	2,926,100	208,806,496
Freddie Mac	717,900	45,443,070
Housing Development Finance Corp. Ltd.	1,133,500	12,748,947
MGIC Investment Corp.	218,200	16,552,652
Sovereign Bancorp, Inc.	864,250	19,099,925
		302,651,090
TOTAL FINANCIALS		3,158,796,942
HEALTH CARE - 7.9%
Health Care Equipment & Supplies - 1.1%
Baxter International, Inc.	3,196,100	110,297,411
Hospira, Inc. (a)	85,700	2,365,320
		112,662,731
Health Care Providers & Services - 1.2%
Cardinal Health, Inc.	463,900	32,496,195
Community Health Systems, Inc. (a)	254,100	6,802,257
HCA, Inc.	204,800	8,517,632
IMS Health, Inc.	102,999	2,414,297
McKesson Corp.	1,062,800	36,485,924
Tenet Healthcare Corp. (a)	2,188,900	29,353,149
UnitedHealth Group, Inc.	247,800	15,425,550
Wellcare Group, Inc.	6,800	115,600
		131,610,604
Pharmaceuticals - 5.6%
Abbott Laboratories	857,000	34,931,320
Bristol-Myers Squibb Co.	2,517,500	61,678,750
GlaxoSmithKline PLC sponsored ADR	467,000	19,361,820
Johnson & Johnson	2,187,200	121,827,040
Merck & Co., Inc.	2,851,900	135,465,250
Pfizer, Inc.	2,939,200	100,755,776
Roche Holding AG (participation certificate)	53,880	5,347,463
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Pharmaceuticals - continued
Schering-Plough Corp.	3,803,630	$ 70,291,082
Wyeth	1,436,600	51,947,456
		601,605,957
TOTAL HEALTH CARE		845,879,292
INDUSTRIALS - 12.6%
Aerospace & Defense - 4.0%
Bombardier, Inc. Class B (sub. vtg.)	4,147,900	12,500,606
EADS NV	1,540,015	42,973,268
Honeywell International, Inc.	3,094,325	113,345,125
Lockheed Martin Corp.	1,439,400	74,963,952
Northrop Grumman Corp.	903,000	48,491,100
Raytheon Co.	1,286,678	46,024,472
The Boeing Co.	997,800	50,977,602
United Technologies Corp.	379,520	34,718,490
		423,994,615
Air Freight & Logistics - 0.1%
Ryder System, Inc.	204,900	8,210,343
Airlines - 0.2%
Southwest Airlines Co.	968,800	16,246,776
Building Products - 0.0%
Masco Corp.	162,300	5,060,514
Commercial Services & Supplies - 0.6%
Viad Corp.	1,061,700	28,676,517
Waste Management, Inc.	1,286,100	39,418,965
		68,095,482
Construction & Engineering - 0.2%
Fluor Corp.	368,900	17,585,463
Electrical Equipment - 0.3%
Emerson Electric Co.	550,200	34,965,210
Industrial Conglomerates - 3.5%
3M Co.	342,400	30,819,424
General Electric Co.	3,503,340	113,508,216
Hutchison Whampoa Ltd.	2,602,000	17,764,109
Siemens AG sponsored ADR	248,700	18,035,724
Textron, Inc.	879,800	52,216,130
Tyco International Ltd.	4,230,746	140,206,922
		372,550,525
Machinery - 2.8%
Caterpillar, Inc.	575,500	45,717,720
Deere & Co.	394,050	27,638,667
Dover Corp.	410,600	17,286,260
Eaton Corp.	497,400	32,201,676
Illinois Tool Works, Inc.	210,000	20,136,900
Ingersoll-Rand Co. Ltd. Class A	1,114,344	76,120,839
Navistar International Corp. (a)	373,600	14,480,736
Parker Hannifin Corp.	289,700	17,225,562

	Shares	Value (Note 1)
SPX Corp.	851,600	$ 39,548,304
Timken Co.	452,600	11,989,374
		302,346,038
Road & Rail - 0.9%
Burlington Northern Santa Fe Corp.	1,504,600	52,766,322
Union Pacific Corp.	807,900	48,029,655
		100,795,977
TOTAL INDUSTRIALS		1,349,850,943
INFORMATION TECHNOLOGY - 6.3%
Communications Equipment - 0.7%
Lucent Technologies, Inc. (a)	4,816,600	18,206,748
Motorola, Inc.	2,422,900	44,217,925
Nokia Corp. sponsored ADR	1,077,800	15,671,212
		78,095,885
Computers & Peripherals - 1.7%
Hewlett-Packard Co.	4,681,211	98,773,552
International Business Machines Corp.	640,900	56,495,335
Storage Technology Corp. (a)	380,210	11,026,090
Sun Microsystems, Inc. (a)	3,998,675	17,354,250
		183,649,227
Electronic Equipment & Instruments - 1.2%
Arrow Electronics, Inc. (a)	729,200	19,557,144
Avnet, Inc. (a)	1,328,830	30,164,441
PerkinElmer, Inc.	591,300	11,849,652
Solectron Corp. (a)	5,152,100	33,334,087
Thermo Electron Corp. (a)	1,155,100	35,507,774
		130,413,098
IT Services - 0.2%
Ceridian Corp. (a)	780,800	17,568,000
Office Electronics - 0.3%
Xerox Corp. (a)	1,881,900	27,287,550
Semiconductors & Semiconductor Equipment - 1.2%
Intel Corp.	2,085,300	57,554,280
Micron Technology, Inc. (a)	1,866,200	28,571,522
Rohm Co. Ltd.	148,300	18,010,104
Samsung Electronics Co. Ltd.	65,630	27,116,081
		131,251,987
Software - 1.0%
Microsoft Corp.	3,821,200	109,133,472
TOTAL INFORMATION TECHNOLOGY		677,399,219
MATERIALS - 6.8%
Chemicals - 2.8%
Arch Chemicals, Inc.	475,400	13,701,028
Dow Chemical Co.	2,294,100	93,369,870
Eastman Chemical Co.	476,800	22,042,464
Ferro Corp.	519,200	13,852,256
Great Lakes Chemical Corp.	650,500	17,602,530
Common Stocks - continued
	Shares	Value (Note 1)
MATERIALS - continued
Chemicals - continued
Hercules Trust II unit	15,700	$ 12,497,985
Lyondell Chemical Co.	1,389,900	24,170,361
Millennium Chemicals, Inc.	929,150	16,092,878
Olin Corp.	828,000	14,589,360
PolyOne Corp. (a)	1,239,100	9,218,904
PPG Industries, Inc.	390,300	24,389,847
Praxair, Inc.	1,023,124	40,832,879
		302,360,362
Containers & Packaging - 0.5%
Smurfit-Stone Container Corp. (a)	2,375,253	47,386,297
Metals & Mining - 2.0%
Alcan, Inc.	955,100	39,524,342
Alcoa, Inc.	2,921,916	96,510,885
Freeport-McMoRan Copper & Gold, Inc. Class B	820,704	27,206,338
Phelps Dodge Corp.	702,200	54,427,522
		217,669,087
Paper & Forest Products - 1.5%
Bowater, Inc.	391,300	16,274,167
Georgia-Pacific Corp.	1,562,701	57,788,683
International Paper Co.	645,400	28,849,380
Weyerhaeuser Co.	876,100	55,299,432
		158,211,662
TOTAL MATERIALS		725,627,408
TELECOMMUNICATION SERVICES - 4.5%
Diversified Telecommunication Services - 4.3%
BellSouth Corp.	5,200,199	136,349,218
Qwest Communications International, Inc. (a)	2,296,400	8,244,076
SBC Communications, Inc.	6,680,993	162,014,080
Verizon Communications, Inc.	4,242,902	153,550,623
		460,157,997
Wireless Telecommunication Services - 0.2%
KDDI Corp.	3,028	17,570,024
TOTAL TELECOMMUNICATION SERVICES		477,728,021
UTILITIES - 3.0%
Electric Utilities - 1.8%
Entergy Corp.	796,700	44,623,167
FirstEnergy Corp.	1,127,400	42,176,034
PG&E Corp. (a)	403,800	11,282,172
TXU Corp.	1,234,820	50,022,558
Wisconsin Energy Corp.	1,293,700	42,187,557
		190,291,488
Gas Utilities - 0.1%
NiSource, Inc.	568,729	11,727,192

	Shares	Value (Note 1)
Multi-Utilities & Unregulated Power - 1.1%
Dominion Resources, Inc.	1,174,600	$ 74,093,768
Public Service Enterprise Group, Inc.	594,000	23,777,820
SCANA Corp.	617,300	22,451,201
		120,322,789
TOTAL UTILITIES		322,341,469
TOTAL COMMON STOCKS (Cost $8,302,170,555)		10,479,690,362
Convertible Preferred Stocks - 1.3%

CONSUMER DISCRETIONARY - 0.2%
Automobiles - 0.1%
General Motors Corp.:
Series B, 5.25%	412,200	10,090,656
Series C, 6.25%	253,100	7,314,590
		17,405,246
Hotels, Restaurants & Leisure - 0.1%
Six Flags, Inc. 7.25% PIERS	388,400	8,641,900
TOTAL CONSUMER DISCRETIONARY		26,047,146
FINANCIALS - 0.5%
Capital Markets - 0.0%
State Street Corp. 6.75%	24,900	5,688,305
Consumer Finance - 0.2%
Ford Motor Co. Capital Trust II 6.50%	461,500	25,206,207
Insurance - 0.3%
Conseco, Inc. Series B, 5.50%	143,400	3,857,460
The Chubb Corp.:
7.00%	167,700	4,623,992
Series B, 7.00%	120,100	3,355,594
Travelers Property Casualty Corp. 4.50%	240,200	5,670,401
XL Capital Ltd. 6.50%	401,800	10,151,879
		27,659,326
TOTAL FINANCIALS		58,553,838
HEALTH CARE - 0.1%
Health Care Equipment & Supplies - 0.1%
Baxter International, Inc. 7.00%	156,900	8,935,455
INFORMATION TECHNOLOGY - 0.4%
Communications Equipment - 0.2%
Motorola, Inc. 7.00%	399,700	19,685,225
Office Electronics - 0.2%
Xerox Corp. Series C, 6.25%	145,650	19,166,666
TOTAL INFORMATION TECHNOLOGY		38,851,891
Convertible Preferred Stocks - continued
	Shares	Value (Note 1)
UTILITIES - 0.1%
Electric Utilities - 0.1%
TXU Corp. 8.75%	226,400	$ 10,725,700
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $137,257,376)		143,114,030
Corporate Bonds - 0.6%
	Principal Amount
Convertible Bonds - 0.6%
CONSUMER DISCRETIONARY - 0.4%
Hotels, Restaurants & Leisure - 0.1%
Royal Caribbean Cruises Ltd. liquid yield option note 0% 2/2/21	$ 11,239,000	6,019,946
Media - 0.2%
Liberty Media Corp.3.5% 1/15/31 (c)	11,400,000	10,274,250
News America, Inc. liquid yield option note 0% 2/28/21 (c)	22,670,000	12,936,182
		23,210,432
Specialty Retail - 0.1%
Gap, Inc. 5.75% 3/15/09	8,590,000	13,341,129
TOTAL CONSUMER DISCRETIONARY		42,571,507
FINANCIALS - 0.2%
Diversified Financial Services - 0.1%
Navistar Financial Corp. 4.75% 4/1/09 (c)	2,760,000	2,688,985
Tyco International Group SA yankee 3.125% 1/15/23	5,220,000	8,441,262
		11,130,247
Insurance - 0.1%
Loews Corp. 3.125% 9/15/07	5,340,000	5,099,700
TOTAL FINANCIALS		16,229,947
INFORMATION TECHNOLOGY - 0.0%
Electronic Equipment & Instruments - 0.0%
Celestica, Inc. liquid yield option note 0% 8/1/20	620,000	343,325
TOTAL CONVERTIBLE BONDS		59,144,779
Nonconvertible Bonds - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
XM Satellite Radio, Inc. 12% 6/15/10	60,000	67,800
TOTAL CORPORATE BONDS (Cost $57,411,759)		59,212,579
Money Market Funds - 0.7%
	Shares	Value (Note 1)
Fidelity Cash Central Fund, 1.16% (b)	33,635,088	$ 33,635,088
Fidelity Securities Lending Cash Central Fund, 1.18% (b)	44,428,150	44,428,150
TOTAL MONEY MARKET FUNDS (Cost $78,063,238)		78,063,238
TOTAL INVESTMENT PORTFOLIO - 100.5% (Cost $8,574,902,928)		10,760,080,209
NET OTHER ASSETS - (0.5)%		(57,548,792)
NET ASSETS - 100%	$ 10,702,531,417
Security Type Abbreviations
PIERS	-	Preferred Income Equity Redeemable Securities
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $25,899,417 or 0.2% of net assets.

Other Information
Purchases and sales of securities, other than short-term securities, aggregated $1,242,086,579 and $1,084,758,593, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $74,321 for the period.

The fund participated in the interfund lending program as a borrower. The average daily loan balance during the period for which loans were outstanding amounted to $6,828,300. The weighted average interest rate was 1.15%. At period end there were no interfund loans outstanding.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	88.0%
France	2.5%
United Kingdom	2.2%
Japan	1.6%
Netherlands Antilles	1.2%
Netherlands	1.0%
Others (individually less than 1%)	3.5%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Variable Insurance Products: Equity-Income Portfolio

Financial Statements

Statement of Assets and Liabilities

June 30, 2004 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $42,097,513) (cost $8,574,902,928) - See accompanying schedule		$ 10,760,080,209
Receivable for investments sold		16,571,487
Receivable for fund shares sold		3,272,928
Dividends receivable		13,561,803
Interest receivable		530,313
Prepaid expenses		21,868
Other affiliated receivables		39,347
Other receivables		242,788
Total assets		10,794,320,743

Liabilities
Payable for investments purchased	$ 24,444,091
Payable for fund shares redeemed	16,701,391
Accrued management fee	4,192,686
Distribution fees payable	326,420
Other affiliated payables	902,491
Other payables and accrued expenses	794,097
Collateral on securities loaned, at value	44,428,150
Total liabilities		91,789,326

Net Assets		$ 10,702,531,417
Net Assets consist of:
Paid in capital		$ 8,265,840,765
Undistributed net investment income		77,069,325
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		175,028,199
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		2,184,593,128
Net Assets		$ 10,702,531,417
Initial Class: Net Asset Value, offering price and redemption price per share ($8,427,364,611 ÷ 357,918,433 shares)		$ 23.55
Service Class: Net Asset Value, offering price and redemption price per share ($1,110,886,939 ÷ 47,322,784 shares)		$ 23.47
Service Class 2: Net Asset Value, offering price and redemption price per share ($1,160,353,958 ÷ 49,773,902 shares)		$ 23.31
Service Class 2R: Net Asset Value, offering price and redemption price per share ($3,925,909 ÷ 168,876 shares)		$ 23.25

Statement of Operations

Six months ended June 30, 2004 (Unaudited)

Investment Income
Dividends		$ 110,438,341
Interest		3,627,276
Security lending		670,300
Total income		114,735,917

Expenses
Management fee	$ 25,151,080
Transfer agent fees	3,482,831
Distribution fees	1,850,821
Accounting and security lending fees	701,194
Non-interested trustees' compensation	25,250
Appreciation in deferred trustee compensation account	26,206
Custodian fees and expenses	148,965
Registration fees	8,658
Audit	56,934
Legal	7,489
Interest	2,179
Miscellaneous	244,234
Total expenses before reductions	31,705,841
Expense reductions	(368,136)	31,337,705
Net investment income (loss)		83,398,212
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	188,227,588
Foreign currency transactions	7,952
Total net realized gain (loss)		188,235,540
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $917,197)	86,942,512
Assets and liabilities in foreign currencies	(27,406)
Total change in net unrealized appreciation (depreciation)		86,915,106
Net gain (loss)		275,150,646
Net increase (decrease) in net assets resulting from operations		$ 358,548,858

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Variable Insurance Products: Equity-Income Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended June 30, 2004 (Unaudited)	Year ended December 31, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 83,398,212	$ 156,056,293
Net realized gain (loss)	188,235,540	162,136,844
Change in net unrealized appreciation (depreciation)	86,915,106	2,060,660,428
Net increase (decrease) in net assets resulting from operations	358,548,858	2,378,853,565
Distributions to shareholders from net investment income	(160,632,605)	(152,426,442)
Distributions to shareholders from net realized gain	(38,902,738)	-
Total distributions	(199,535,343)	(152,426,442)
Share transactions - net increase (decrease)	150,501,277	95,024,961
Redemption fees	5	6,803
Total increase (decrease) in net assets	309,514,797	2,321,458,887

Net Assets
Beginning of period	10,393,016,620	8,071,557,733
End of period (including undistributed net investment income of $77,069,325 and undistributed net investment income of $153,745,641, respectively)	$ 10,702,531,417	$ 10,393,016,620
Other Information:
Share Transactions	Six months ended June 30, 2004 (Unaudited)
	Initial Class	Service Class	Service Class 2	Service Class 2R
Shares Sold	12,567,990	2,602,046	11,373,695	94,079
Reinvested	6,898,356	858,454	759,147	2,031
Redeemed	(24,003,533)	(2,508,390)	(2,287,876)	(9,756)
Net increase (decrease)	(4,537,187)	952,110	9,844,966	86,354

Dollars Sold	$ 293,008,871	$ 60,477,287	$ 262,015,556	$ 2,159,963
Reinvested	161,766,458	20,079,239	17,642,584	47,062
Redeemed	(556,202,619)	(57,804,072)	(52,465,395)	(223,657)
Net increase (decrease)	$ (101,427,290)	$ 22,752,454	$ 227,192,745	$ 1,983,368

Share Transactions	Year ended December 31, 2003
	Initial Class	Service Class	Service Class 2	Service Class 2R
Shares Sold	32,080,268	11,240,469	21,169,436	138,968
Reinvested	7,869,268	847,723	452,997	1,082
Redeemed	(57,207,152)	(8,346,250)	(4,117,145)	(83,694)
Net increase (decrease)	(17,257,616)	3,741,942	17,505,288	56,356

Dollars Sold	$ 628,858,276	$ 219,068,172	$ 416,030,936	$ 2,784,343
Reinvested	130,865,933	14,063,717	7,478,977	17,815
Redeemed	(1,083,344,265)	(159,436,339)	(79,803,985)	(1,558,619)
Net increase (decrease)	$ (323,620,056)	$ 73,695,550	$ 343,705,928	$ 1,243,539

Distributions	Six months ended June 30, 2004 (Unaudited)
	Initial Class	Service Class	Service Class 2	Service Class 2R
From net investment income	$ 130,573,823	$ 16,025,683	$ 13,995,319	$ 37,780
From net realized gain	31,192,635	4,053,555	3,647,265	9,283
Total	$ 161,766,458	$ 20,079,238	$ 17,642,584	$ 47,063
	Year ended December 31, 2003
	Initial Class	Service Class	Service Class 2	Service Class 2R
From net investment income	$ 130,865,933	$ 14,063,717	$ 7,478,977	$ 17,815
From net realized gain	-	-	-	-
Total	$ 130,865,933	$ 14,063,717	$ 7,478,977	$ 17,815

See accompanying notes which are an integral part of the financial statements.

Equity-Income Portfolio

Financial Highlights - Initial Class

	Six months ended June 30, 2004	Years ended December 31,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 23.18	$ 18.16	$ 22.75	$ 25.52	$ 25.71	$ 25.42
Income from Investment Operations
Net investment income (loss) E	.19	.36	.34	.34	.40	.41
Net realized and unrealized gain (loss)	.63	5.01	(4.08)	(1.51)	1.46	1.10
Total from investment operations	.82	5.37	(3.74)	(1.17)	1.86	1.51
Distributions from net investment income	(.36)	(.35)	(.36)	(.42)	(.44)	(.38)
Distributions from net realized gain	(.09)	-	(.49)	(1.18)	(1.61)	(.84)
Total distributions	(.45)	(.35)	(.85)	(1.60)	(2.05)	(1.22)
Redemption fees added to paid in capital	E,G	- E,G	- E,G	-	-	-
Net asset value, end of period	$ 23.55	$ 23.18	$ 18.16	$ 22.75	$ 25.52	$ 25.71
Total Return B, C, D	3.53%	30.33%	(16.95)%	(4.96)%	8.42%	6.33%
Ratios to Average Net Assets F
Expenses before expense reductions	.56% A	.57%	.57%	.58%	.56%	.57%
Expenses net of voluntary waivers, if any	.56% A	.57%	.57%	.58%	.56%	.57%
Expenses net of all reductions	.56% A	.56%	.56%	.57%	.55%	.56%
Net investment income (loss)	1.61% A	1.83%	1.70%	1.47%	1.68%	1.57%
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,427,365	$ 8,402,963	$ 6,895,940	$ 9,256,205	$ 9,969,086	$ 11,014,291
Portfolio turnover rate	21% A	26%	25%	24%	22%	27%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.01 per share.

Financial Highlights - Service Class

	Six months ended June 30, 2004	Years ended December 31,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 23.11	$ 18.10	$ 22.67	$ 25.45	$ 25.66	$ 25.39
Income from Investment Operations
Net investment income (loss) E	.17	.34	.32	.31	.37	.38
Net realized and unrealized gain (loss)	.62	5.00	(4.06)	(1.51)	1.46	1.11
Total from investment operations	.79	5.34	(3.74)	(1.20)	1.83	1.49
Distributions from net investment income	(.34)	(.33)	(.34)	(.40)	(.43)	(.38)
Distributions from net realized gain	(.09)	-	(.49)	(1.18)	(1.61)	(.84)
Total distributions	(.43)	(.33)	(.83)	(1.58)	(2.04)	(1.22)
Redemption fees added to paid in capital	- E,G	- E,G	- E,G	-	-	-
Net asset value, end of period	$ 23.47	$ 23.11	$ 18.10	$ 22.67	$ 25.45	$ 25.66
Total Return B, C, D	3.41%	30.22%	(17.00)%	(5.09)%	8.30%	6.25%
Ratios to Average Net Assets F
Expenses before expense reductions	.66% A	.67%	.67%	.68%	.66%	.67%
Expenses net of voluntary waivers, if any	.66% A	.67%	.67%	.68%	.66%	.67%
Expenses net of all reductions	.66% A	.66%	.66%	.67%	.65%	.66%
Net investment income (loss)	1.51% A	1.73%	1.60%	1.37%	1.58%	1.47%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,110,887	$ 1,071,483	$ 771,516	$ 836,017	$ 634,897	$ 437,332
Portfolio turnover rate	21% A	26%	25%	24%	22%	27%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2004	Years ended December 31,
	(Unaudited)	2003	2002	2001	2000 F
Selected Per-Share Data
Net asset value, beginning of period	$ 22.96	$ 18.00	$ 22.59	$ 25.41	$ 25.18
Income from Investment Operations
Net investment income (loss) E	.16	.31	.28	.27	.32
Net realized and unrealized gain (loss)	.61	4.97	(4.04)	(1.50)	1.95
Total from investment operations	.77	5.28	(3.76)	(1.23)	2.27
Distributions from net investment income	(.33)	(.32)	(.34)	(.41)	(.43)
Distributions from net realized gain	(.09)	-	(.49)	(1.18)	(1.61)
Total distributions	(.42)	(.32)	(.83)	(1.59)	(2.04)
Redemption fees added to paid in capital	- E,H	- E,H	- E,H	-	-
Net asset value, end of period	$ 23.31	$ 22.96	$ 18.00	$ 22.59	$ 25.41
Total Return B, C, D	3.34%	30.03%	(17.15)%	(5.23)%	10.19%
Ratios to Average Net Assets G
Expenses before expense reductions	.82% A	.82%	.83%	.84%	.83% A
Expenses net of voluntary waivers, if any	.82% A	.82%	.83%	.84%	.83% A
Expenses net of all reductions	.81% A	.81%	.82%	.83%	.82% A
Net investment income (loss)	1.36% A	1.58%	1.44%	1.21%	1.41% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,160,354	$ 916,679	$ 403,632	$ 226,078	$ 39,911
Portfolio turnover rate	21% A	26%	25%	24%	22%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period January 12, 2000 (commencement of sale of shares) to December 31, 2000.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

Financial Highlights - Service Class 2R

	Six months ended June 30, 2004	Years ended December 31,
	(Unaudited)	2003	2002 F
Selected Per-Share Data
Net asset value, beginning of period	$ 22.91	$ 17.99	$ 21.82
Income from Investment Operations
Net investment income (loss) E	.16	.31	.18
Net realized and unrealized gain (loss)	.62	4.96	(4.01)
Total from investment operations	.78	5.27	(3.83)
Distributions from net investment income	(.35)	(.35)	-
Distributions from net realized gain	(.09)	-	-
Total distributions	(.44)	(.35)	-
Redemption fees added to paid in capital E, H	-	-	-
Net asset value, end of period	$ 23.25	$ 22.91	$ 17.99
Total Return B, C, D	3.39%	30.05%	(17.55)%
Ratios to Average Net Assets G
Expenses before expense reductions	.82% A	.82%	.85% A
Expenses net of voluntary waivers, if any	.82% A	.82%	.85% A
Expenses net of all reductions	.81% A	.81%	.84% A
Net investment income (loss)	1.36% A	1.57%	1.45% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,926	$ 1,891	$ 471
Portfolio turnover rate	21% A	26%	25%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period April 24, 2002 (commencement of sale of shares) to December 31, 2002.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Equity-Income Portfolio

Notes to Financial Statements

For the period ended June 30, 2004 (Unaudited)

1. Significant Accounting Policies.

Equity-Income Portfolio (the fund) is a fund of Variable Insurance Products Fund (the trust) (referred to in this report as Fidelity Variable Insurance Products: Equity Income Portfolio) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Service Class 2R shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities, including restricted securities, for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. Debt securities, including restricted securities, for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered nontaxable distributions or capital gain distributions for income tax purposes. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in a cross-section of other Fidelity funds, and are marked-to-market. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), prior period premium and discount on debt securities, market discount and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 2,704,753,289	|
Unrealized depreciation	(529,578,585)
Net unrealized appreciation (depreciation)	$ 2,175,174,704
Cost for federal income tax purposes	$ 8,584,905,505

Trading (Redemption) Fees. Service Class 2R shares held less than 60 days are subject to a redemption fee equal to 1% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the fund and accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .48% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's and Service Class 2R's average net assets.

Equity-Income Portfolio

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

For the period, each class paid FDC the following amounts, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services:

Service Class	$ 549,203	|
Service Class 2	1,298,023
Service Class 2R	3,595
	$ 1,850,821

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each account. FIIOC pays a portion of the expenses related to the typesetting, printing and mailing of shareholder reports, except proxy statements. Each class pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of their month end net assets. For the period, the total transfer agent fees paid by each class to FIIOC, including out of pocket expenses, were as follows:

Initial Class	$ 2,767,209	|
Service Class	360,175
Service Class 2	354,461
Service Class 2R	986
	$ 3,482,831

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $493,725 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating funds. Information regarding the fund's participation in the program is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $367,594 for the period. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $542.

8. Other Information.

At the end of the period, FMR or its affiliates were the owners of record of 11% of the total outstanding shares of the fund and two otherwise unaffiliated shareholders were the owners of record of 35% of the total outstanding shares of the fund.

Equity-Income Portfolio

Semiannual Report

Equity-Income Portfolio

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Adviser

FMR Co., Inc.

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Shareholder Servicing Agent

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Custodian

JPMorgan Chase Bank
New York, NY

VIPEI-SANN-0804
1.705693.106

Fidelity® Variable Insurance Products:

Growth Portfolio

Semiannual Report

June 30, 2004

(2_fidelity_logos) (Registered_Trademark)

Contents

Investment Summary	3	A summary of the fund's investments at period end.
Investments	4	A complete list of the fund's investments with their market values.
Financial Statements	9	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	13	Notes to the financial statements.

For a free copy of the fund's proxy voting guidelines call 1-800-221-5207 or visit the Securities and Exchange Commission (SEC)'s web site at www.sec.gov.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

Growth Portfolio

Fidelity Variable Insurance Products: Growth Portfolio

Investment Summary

Top Five Stocks as of June 30, 2004
% of fund's net assets
Pfizer, Inc.	4.7
Microsoft Corp.	2.8
Cisco Systems, Inc.	2.8
Intel Corp.	2.1
Dell, Inc.	2.0
14.4
Top Five Market Sectors as of June 30, 2004
% of fund's net assets
Information Technology	38.3
Health Care	20.2
Consumer Discretionary	11.3
Financials	9.9
Industrials	7.7
Asset Allocation as of June 30, 2004
% of fund's net assets*
Stocks	98.2%
Short-Term Investments and Net Other Assets	1.8%
* Foreign investments	11.2%

Semiannual Report

Fidelity Variable Insurance Products: Growth Portfolio

Investments June 30, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.2%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 11.3%
Hotels, Restaurants & Leisure - 1.0%
Hilton Group PLC	1,860,741	$ 9,343,793
McDonald's Corp.	1,433,200	37,263,200
Rank Group PLC	2,796,306	15,262,797
Starbucks Corp. (a)	868,700	37,771,076
		99,640,866
Internet & Catalog Retail - 1.1%
eBay, Inc. (a)	798,200	73,394,490
InterActiveCorp (a)	1,520,784	45,836,430
		119,230,920
Media - 4.0%
E.W. Scripps Co. Class A	419,700	44,068,500
Fox Entertainment Group, Inc. Class A (a)	1,889,900	50,460,330
Lamar Advertising Co. Class A (a)	1,208,100	52,371,135
News Corp. Ltd.:
ADR	574,500	20,348,790
sponsored ADR	328,861	10,812,950
Pixar (a)	447,812	31,127,412
SBS Broadcasting SA (a)	195,400	6,000,734
Time Warner, Inc. (a)	2,191,500	38,526,570
Univision Communications, Inc. Class A (a)	1,734,200	55,373,006
Viacom, Inc. Class B (non-vtg.)	1,419,530	50,705,612
Walt Disney Co.	2,173,400	55,399,966
		415,195,005
Multiline Retail - 0.7%
Nordstrom, Inc.	841,300	35,847,793
Saks, Inc.	2,452,800	36,792,000
		72,639,793
Specialty Retail - 4.2%
Aeropostale, Inc. (a)	366,600	9,865,206
Best Buy Co., Inc.	1,757,600	89,180,624
Circuit City Stores, Inc.	3,081,400	39,904,130
Foot Locker, Inc.	471,480	11,475,823
Gap, Inc.	3,182,700	77,180,475
Home Depot, Inc.	4,477,800	157,618,560
Staples, Inc.	1,547,900	45,368,949
Weight Watchers International, Inc. (a)	353,900	13,851,646
		444,445,413
Textiles Apparel & Luxury Goods - 0.3%
NIKE, Inc. Class B	457,400	34,648,050
TOTAL CONSUMER DISCRETIONARY		1,185,800,047
CONSUMER STAPLES - 4.9%
Beverages - 1.8%
PepsiCo, Inc.	2,905,600	156,553,728
The Coca-Cola Co.	728,600	36,779,728
		193,333,456

	Shares	Value (Note 1)
Food & Staples Retailing - 1.2%
Wal-Mart Stores, Inc.	1,768,400	$ 93,300,784
Walgreen Co.	883,400	31,987,914
		125,288,698
Food Products - 0.2%
Bunge Ltd.	266,500	10,377,510
Smithfield Foods, Inc. (a)	324,200	9,531,480
		19,908,990
Household Products - 1.1%
Colgate-Palmolive Co.	857,600	50,126,720
Procter & Gamble Co.	1,210,120	65,878,933
		116,005,653
Personal Products - 0.6%
Gillette Co.	1,436,300	60,899,120
TOTAL CONSUMER STAPLES		515,435,917
ENERGY - 5.0%
Energy Equipment & Services - 4.8%
Baker Hughes, Inc.	1,913,570	72,045,911
BJ Services Co. (a)	332,860	15,258,302
Cooper Cameron Corp. (a)	568,800	27,700,560
ENSCO International, Inc.	743,600	21,638,760
Global Industries Ltd. (a)	773,065	4,421,932
Grant Prideco, Inc. (a)	526,300	9,715,498
Halliburton Co.	2,923,200	88,456,032
National-Oilwell, Inc. (a)	1,114,600	35,098,754
Rowan Companies, Inc. (a)	1,159,408	28,208,397
Schlumberger Ltd. (NY Shares)	1,274,500	80,943,495
Smith International, Inc. (a)	452,400	25,225,824
Transocean, Inc. (a)	986,600	28,552,204
Varco International, Inc. (a)	1,266,100	27,714,929
Weatherford International Ltd. (a)	756,940	34,047,161
		499,027,759
Oil & Gas - 0.2%
YUKOS Corp. sponsored ADR	673,181	21,407,156
TOTAL ENERGY		520,434,915
FINANCIALS - 9.9%
Capital Markets - 1.6%
Ameritrade Holding Corp. (a)	1,361,800	15,456,430
E*TRADE Financial Corp. (a)	2,973,100	33,150,065
Goldman Sachs Group, Inc.	507,400	47,776,784
Merrill Lynch & Co., Inc.	427,600	23,081,848
Morgan Stanley	438,700	23,150,199
Nomura Holdings, Inc.	1,782,000	26,640,900
		169,256,226
Commercial Banks - 1.6%
Bank of America Corp.	602,700	51,000,474
Bank One Corp.	1,003,990	51,203,490
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Commercial Banks - continued
Fifth Third Bancorp	500,400	$ 26,911,512
UCBH Holdings, Inc.	965,900	38,172,368
		167,287,844
Consumer Finance - 2.8%
American Express Co.	2,607,600	133,978,488
Capital One Financial Corp.	720,900	49,295,142
MBNA Corp.	2,807,930	72,416,515
Providian Financial Corp.	1,455,100	21,346,317
SLM Corp.	396,600	16,042,470
		293,078,932
Diversified Financial Services - 0.5%
Citigroup, Inc.	1,076,010	50,034,465
Insurance - 2.6%
ACE Ltd.	639,100	27,021,148
AFLAC, Inc.	1,507,720	61,530,053
American International Group, Inc.	2,282,066	162,665,664
XL Capital Ltd. Class A	212,500	16,035,250
		267,252,115
Thrifts & Mortgage Finance - 0.8%
Fannie Mae	802,900	57,294,944
Freddie Mac	325,800	20,623,140
New York Community Bancorp, Inc.	447,500	8,784,425
		86,702,509
TOTAL FINANCIALS		1,033,612,091
HEALTH CARE - 20.2%
Biotechnology - 3.8%
Biogen Idec, Inc. (a)	490,000	30,992,500
Cephalon, Inc. (a)	558,300	30,148,200
CSL Ltd.	935,032	14,573,956
Digene Corp. (a)	30,126	1,100,503
Eyetech Pharmaceuticals, Inc.	480,500	20,623,060
Genentech, Inc. (a)	1,481,700	83,271,540
Genzyme Corp. - General Division (a)	780,500	36,941,065
IDEXX Laboratories, Inc. (a)	212,400	13,368,456
ImClone Systems, Inc. (a)	284,300	24,390,097
Ligand Pharmaceuticals, Inc. Class B (a)	834,100	14,496,658
MedImmune, Inc. (a)	453,100	10,602,540
Millennium Pharmaceuticals, Inc. (a)	2,560,956	35,341,193
ONYX Pharmaceuticals, Inc. (a)	469,300	19,879,548
OSI Pharmaceuticals, Inc. (a)	202,000	14,228,880
Pharmion Corp.	264,100	12,919,772
QLT, Inc. (a)	393,000	7,837,019
Tanox, Inc. (a)	1,042,600	19,882,382
Telik, Inc. (a)	459,400	10,965,878
		401,563,247

	Shares	Value (Note 1)
Health Care Equipment & Supplies - 4.1%
Alcon, Inc.	711,200	$ 55,935,880
Bausch & Lomb, Inc.	95,900	6,240,213
Baxter International, Inc.	1,865,800	64,388,758
Becton, Dickinson & Co.	1,028,300	53,265,940
C.R. Bard, Inc.	366,400	20,756,560
Dade Behring Holdings, Inc. (a)	465,600	22,125,312
Medtronic, Inc.	2,403,100	117,079,032
Respironics, Inc. (a)	234,300	13,765,125
St. Jude Medical, Inc. (a)	1,004,000	75,952,600
		429,509,420
Health Care Providers & Services - 0.3%
UnitedHealth Group, Inc.	489,400	30,465,150
Wellcare Group, Inc.	6,600	112,200
		30,577,350
Pharmaceuticals - 12.0%
Abbott Laboratories	2,135,200	87,030,752
Allergan, Inc.	522,800	46,801,056
Barr Pharmaceuticals, Inc. (a)	1,791,425	60,371,023
Elan Corp. PLC sponsored ADR (a)	1,140,500	28,215,970
Eli Lilly & Co.	894,970	62,567,353
Johnson & Johnson	3,319,520	184,897,264
Merck & Co., Inc.	1,083,060	51,445,350
Pfizer, Inc.	14,561,625	499,172,501
Roche Holding AG (participation certificate)	307,139	30,482,821
Schering-Plough Corp.	6,156,400	113,770,272
Wyeth	2,659,600	96,171,136
		1,260,925,498
TOTAL HEALTH CARE		2,122,575,515
INDUSTRIALS - 7.7%
Aerospace & Defense - 3.2%
Bombardier, Inc. Class B (sub. vtg.)	8,244,400	24,846,306
EADS NV	1,697,000	47,353,848
Embraer - Empresa Brasileira de Aeronautica SA sponsored ADR	1,183,210	33,827,974
General Dynamics Corp.	353,400	35,092,620
Goodrich Corp.	1,143,580	36,971,941
Honeywell International, Inc.	310,300	11,366,289
Lockheed Martin Corp.	538,720	28,056,538
Precision Castparts Corp.	789,700	43,188,693
The Boeing Co.	1,557,100	79,552,239
		340,256,448
Airlines - 0.3%
Ryanair Holdings PLC sponsored ADR (a)	1,010,800	33,134,024
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Commercial Services & Supplies - 0.9%
Herman Miller, Inc.	429,700	$ 12,435,518
Monster Worldwide, Inc. (a)	1,162,441	29,897,983
Robert Half International, Inc.	1,633,600	48,632,272
		90,965,773
Industrial Conglomerates - 3.1%
3M Co.	1,328,500	119,578,285
General Electric Co.	3,224,740	104,481,576
Siemens AG sponsored ADR	428,300	31,060,316
Tyco International Ltd.	2,128,800	70,548,432
		325,668,609
Machinery - 0.2%
Joy Global, Inc.	533,951	15,986,493
TOTAL INDUSTRIALS		806,011,347
INFORMATION TECHNOLOGY - 38.3%
Communications Equipment - 10.4%
3Com Corp. (a)	4,796,500	29,978,125
Alcatel SA sponsored ADR (a)	1,100,700	17,049,843
Alvarion Ltd. (a)	1,201,200	15,951,936
Andrew Corp. (a)	606,000	12,126,060
Avaya, Inc. (a)	3,371,000	53,228,090
Brocade Communications Systems, Inc. (a)	6,965,100	41,651,298
Cisco Systems, Inc. (a)	12,312,120	291,797,244
Corning, Inc. (a)	9,000	117,540
Extreme Networks, Inc. (a)	2,039,100	11,255,832
F5 Networks, Inc. (a)	368,600	9,760,528
Foundry Networks, Inc. (a)	2,192,300	30,845,661
Harris Corp.	1,347,000	68,360,250
Juniper Networks, Inc. (a)	1,895,600	46,574,892
Motorola, Inc.	5,330,150	97,275,238
Nortel Networks Corp. (a)	14,059,900	70,158,996
QUALCOMM, Inc.	2,215,300	161,672,594
Research in Motion Ltd. (a)	165,600	11,328,435
Scientific-Atlanta, Inc.	1,706,000	58,857,000
Telefonaktiebolaget LM Ericsson ADR (a)	2,283,100	68,310,352
		1,096,299,914
Computers & Peripherals - 5.8%
Dell, Inc. (a)	5,963,300	213,605,406
Diebold, Inc.	330,200	17,457,674
EMC Corp. (a)	4,726,000	53,876,400
International Business Machines Corp.	1,774,670	156,437,161
Lexmark International, Inc. Class A (a)	419,400	40,484,682
Network Appliance, Inc. (a)	2,476,590	53,320,983
Quanta Computer, Inc.	15,455,000	32,917,263
Sun Microsystems, Inc. (a)	6,269,600	27,210,064
UNOVA, Inc. (a)	520,800	10,546,200
		605,855,833

	Shares	Value (Note 1)
Electronic Equipment & Instruments - 3.2%
Agilent Technologies, Inc. (a)	739,860	$ 21,663,101
Amphenol Corp. Class A (a)	1,322,582	44,068,432
Arrow Electronics, Inc. (a)	426,700	11,444,094
Flextronics International Ltd. (a)	2,676,600	42,691,770
Hon Hai Precision Industries Co. Ltd.	5,599,000	20,848,228
Mettler-Toledo International, Inc. (a)	334,300	16,427,502
Molex, Inc.	549,900	17,640,792
National Instruments Corp.	1,569,629	48,109,129
Solectron Corp. (a)	4,272,300	27,641,781
Thermo Electron Corp. (a)	860,500	26,451,770
Waters Corp. (a)	1,341,100	64,077,758
		341,064,357
Internet Software & Services - 1.2%
EarthLink, Inc. (a)	2,092,088	21,653,111
Openwave Systems, Inc. (a)	1,729,373	21,963,037
Yahoo!, Inc. (a)	2,269,132	82,437,566
		126,053,714
IT Services - 1.2%
BearingPoint, Inc. (a)	3,072,021	27,248,826
First Data Corp.	2,131,600	94,898,832
		122,147,658
Office Electronics - 0.1%
Zebra Technologies Corp. Class A (a)	77,900	6,777,300
Semiconductors & Semiconductor Equipment - 10.6%
Agere Systems, Inc.:
Class A (a)	8,448,145	19,430,734
Class B (a)	6,893,509	14,821,044
Altera Corp. (a)	2,455,100	54,552,322
Analog Devices, Inc.	1,283,900	60,446,012
Applied Materials, Inc. (a)	1,496,300	29,357,406
ASML Holding NV (NY Shares) (a)	3,950,276	67,589,222
Broadcom Corp. Class A (a)	1,346,500	62,975,805
Chartered Semiconductor Manufacturing Ltd. ADR (a)	2,578,700	20,990,618
Integrated Circuit Systems, Inc. (a)	1,552,759	42,172,934
Intel Corp.	7,910,600	218,332,560
Intersil Corp. Class A	2,090,936	45,289,674
KLA-Tencor Corp. (a)	915,200	45,192,576
Lam Research Corp. (a)	1,927,000	51,643,600
LSI Logic Corp. (a)	2,990,500	22,787,610
MediaTek, Inc.	2,249,000	17,954,483
Microchip Technology, Inc.	672,900	21,223,266
PMC-Sierra, Inc. (a)	2,517,900	36,131,865
Samsung Electronics Co. Ltd.	110,380	45,605,258
Semiconductor Manufacturing International Corp. sponsored ADR	1,458,540	15,650,134
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	5,511,173	45,797,848
Teradyne, Inc. (a)	2,474,900	56,180,230
Texas Instruments, Inc.	485,550	11,740,599
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Tokyo Electron Ltd.	578,300	$ 32,910,653
United Microelectronics Corp. sponsored ADR (a)	6,438,062	27,748,047
Xilinx, Inc.	1,274,300	42,446,933
		1,108,971,433
Software - 5.8%
Adobe Systems, Inc.	431,267	20,053,916
Cadence Design Systems, Inc. (a)	2,863,000	41,885,690
Compuware Corp. (a)	2,052,637	13,547,404
Electronic Arts, Inc. (a)	236,931	12,924,586
Microsoft Corp.	10,273,350	293,406,876
Novell, Inc. (a)	1,917,000	16,083,630
Oracle Corp. (a)	2,329,891	27,795,600
SAP AG sponsored ADR	1,256,600	52,538,446
Symantec Corp. (a)	353,688	15,484,461
Synopsys, Inc. (a)	1,512,293	42,994,490
Take-Two Interactive Software, Inc. (a)	1,109,100	33,982,824
VERITAS Software Corp. (a)	1,243,667	34,449,576
		605,147,499
TOTAL INFORMATION TECHNOLOGY		4,012,317,708
MATERIALS - 0.6%
Containers & Packaging - 0.2%
Owens-Illinois, Inc. (a)	1,034,200	17,333,192
Smurfit-Stone Container Corp. (a)	540,449	10,781,958
		28,115,150
Metals & Mining - 0.4%
Arch Coal, Inc.	374,500	13,702,955
CONSOL Energy, Inc.	197,500	7,110,000
Massey Energy Co.	676,800	19,092,528
		39,905,483
TOTAL MATERIALS		68,020,633
TELECOMMUNICATION SERVICES - 0.3%
Wireless Telecommunication Services - 0.3%
Nextel Communications, Inc. Class A (a)	1,332,500	35,524,450
TOTAL COMMON STOCKS (Cost $8,135,114,138)		10,299,732,623
Preferred Stocks - 0.0%
	Shares	Value (Note 1)
Convertible Preferred Stocks - 0.0%
INFORMATION TECHNOLOGY - 0.0%
Communications Equipment - 0.0%
Chorum Technologies, Inc. Series E (a)(d)	88,646	$ 37,231
Nonconvertible Preferred Stocks - 0.0%
HEALTH CARE - 0.0%
Biotechnology - 0.0%
Geneprot, Inc. Series A (d)	826,000	2,891,000
TOTAL PREFERRED STOCKS (Cost $5,910,390)		2,928,231
Convertible Bonds - 0.0%
	Principal Amount
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Micron Technology, Inc. 2.5% 2/1/10 (c)	$ 1,523,000	2,156,431
TOTAL CONVERTIBLE BONDS (Cost $1,523,000)		2,156,431
Money Market Funds - 2.3%
	Shares
Fidelity Cash Central Fund, 1.16% (b)	210,501,797	210,501,797
Fidelity Securities Lending Cash Central Fund, 1.18% (b)	26,582,300	26,582,300
TOTAL MONEY MARKET FUNDS (Cost $237,084,097)		237,084,097
TOTAL INVESTMENT PORTFOLIO - 100.5% (Cost $8,379,631,625)	10,541,901,382
NET OTHER ASSETS - (0.5)%	(55,225,922)
NET ASSETS - 100%	$ 10,486,675,460
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $2,156,431 or 0.0% of net assets.

(d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,928,231 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Chorum Technologies, Inc. Series E	9/19/00	$ 1,528,257
Geneprot, Inc. Series A	7/7/00	$ 4,543,000
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $4,018,145,049 and $4,440,163,364, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $414,823 for the period.

The fund participated in the interfund lending program as a borrower. The average daily loan balance during the period for which the loans were outstanding amounted to $21,844,594. The weighted average interest rate was 1.13%. At period end there were no interfund loans outstanding.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	88.8%
Taiwan	1.4%
Netherlands	1.1%
Canada	1.1%
Others (individually less than 1%)	7.6%
100.0%
Income Tax Information

At December 31, 2003, the fund had a capital loss carryforward of approximately $4,332,499,000 of which $2,090,079,000, $2,197,712,000 and $44,708,000 will expire on December 31, 2009, 2010 and 2011, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Variable Insurance Products: Growth Portfolio

Financial Statements

Statement of Assets and Liabilities

June 30, 2004 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $25,868,492) (cost $8,379,631,625) - See accompanying schedule		$ 10,541,901,382
Receivable for investments sold		52,553,169
Receivable for fund shares sold		2,747,696
Dividends receivable		4,338,062
Interest receivable		110,885
Prepaid expenses		23,151
Other affiliated receivables		40,355
Other receivables		867,622
Total assets		10,602,582,322

Liabilities
Payable for investments purchased	$ 76,888,817
Payable for fund shares redeemed	5,937,759
Accrued management fee	4,964,012
Distribution fees payable	265,808
Other affiliated payables	888,829
Other payables and accrued expenses	379,337
Collateral on securities loaned, at value	26,582,300
Total liabilities		115,906,862

Net Assets		$ 10,486,675,460
Net Assets consist of:
Paid in capital		$ 12,150,294,964
Undistributed net investment income		4,018,820
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(3,829,834,877)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		2,162,196,553
Net Assets		$ 10,486,675,460
Initial Class: Net Asset Value, offering price and redemption price per share ($8,339,175,590 ÷ 265,368,515 shares)		$ 31.42
Service Class: Net Asset Value, offering price and redemption price per share ($1,396,905,855 ÷ 44,615,705 shares)		$ 31.31
Service Class 2: Net Asset Value, offering price and redemption price per share ($748,179,671 ÷ 24,060,808 shares)		$ 31.10
Service Class 2R: Net Asset Value, offering price and redemption price per share ($2,414,344 ÷ 77,879 shares)		$ 31.00

Statement of Operations

Six months ended June 30, 2004 (Unaudited)

Investment Income
Dividends		$ 36,456,917
Special Dividends		4,905,600
Interest		214,993
Security lending		390,677
Total income		41,968,187

Expenses
Management fee	$ 30,698,594
Transfer agent fees	3,488,361
Distribution fees	1,567,522
Accounting and security lending fees	705,285
Non-interested trustees' compensation	25,526
Appreciation in deferred trustee compensation account	23,050
Custodian fees and expenses	165,961
Audit	54,087
Legal	12,613
Interest	21,958
Miscellaneous	263,364
Total expenses before reductions	37,026,321
Expense reductions	(1,714,681)	35,311,640
Net investment income (loss)		6,656,547
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	555,640,981
Foreign currency transactions	30,470
Total net realized gain (loss)		555,671,451
Change in net unrealized appreciation (depreciation) on: Investment securities	(412,522,781)
Assets and liabilities in foreign currencies	(70,917)
Total change in net unrealized appreciation (depreciation)		(412,593,698)
Net gain (loss)		143,077,753
Net increase (decrease) in net assets resulting from operations		$ 149,734,300

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Variable Insurance Products: Growth Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended June 30, 2004 (Unaudited)	Year ended December 31, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 6,656,547	$ 23,031,175
Net realized gain (loss)	555,671,451	49,130,228
Change in net unrealized appreciation (depreciation)	(412,593,698)	2,530,101,870
Net increase (decrease) in net assets resulting from operations	149,734,300	2,602,263,273
Distributions to shareholders from net investment income	(25,185,765)	(23,104,405)
Share transactions - net increase (decrease)	(244,847,476)	(285,825,613)
Redemption fees	5	2,361
Total increase (decrease) in net assets	(120,298,936)	2,293,335,616

Net Assets
Beginning of period	10,606,974,396	8,313,638,780
End of period (including undistributed net investment income of $4,018,820 and undistributed net investment income of $22,711,797, respectively)	$ 10,486,675,460	$ 10,606,974,396
Other Information:
Share Transactions		Six months ended June 30, 2004 (Unaudited)
	Initial Class	Service Class	Service Class 2	Service Class 2R
Shares Sold	7,073,494	2,484,479	6,020,770	41,408
Reinvested	677,303	70,256	26,349	100
Redeemed	(19,234,101)	(3,263,099)	(1,836,810)	(8,300)
Net increase (decrease)	(11,483,304)	(708,364)	4,210,309	33,208

Dollars Sold	$ 224,136,194	$ 78,535,528	$ 188,061,083	$ 1,293,724
Reinvested	22,052,984	2,279,802	849,771	3,208
Redeemed	(602,494,862)	(102,210,060)	(57,101,879)	(252,969)
Net increase (decrease)	$ (356,305,684)	$ (21,394,730)	$ 131,808,975	$ 1,043,963

Share Transactions		Year ended December 31, 2003
	Initial Class	Service Class	Service Class 2	Service Class 2R
Shares Sold	23,586,131	8,385,408	13,542,393	50,235
Reinvested	941,499	102,591	14,708	31
Redeemed	(47,048,733)	(8,519,590)	(3,984,642)	(14,664)
Net increase (decrease)	(22,521,103)	(31,591)	9,572,459	35,602

Dollars Sold	$ 625,883,728	$ 221,233,256	$ 361,842,888	$ 1,388,031
Reinvested	20,552,932	2,232,378	318,424	671
Redeemed	(1,198,774,049)	(217,996,235)	(102,097,753)	(409,884)
Net increase (decrease)	$ (552,337,389)	$ 5,469,399	$ 260,063,559	$ 978,818

Distributions		Six months ended June 30, 2004 (Unaudited)
	Initial Class	Service Class	Service Class 2	Service Class 2R
From net investment income	$ 22,052,984	$ 2,279,802	$ 849,771	$ 3,208
		Year ended December 31, 2003
	Initial Class	Service Class	Service Class 2	Service Class 2R
From net investment income	$ 20,552,932	$ 2,232,378	$ 318,424	$ 671

Growth Portfolio

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Initial Class

	Six months ended June 30, 2004	Years ended December 31,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 31.04	$ 23.44	$ 33.61	$ 43.66	$ 54.93	$ 44.87
Income from Investment Operations
Net investment income (loss) E	.02 F	.07	.07	.07	.03	.07
Net realized and unrealized gain (loss)	.44	7.60	(10.17)	(7.27)	(5.27)	15.10
Total from investment operations	.46	7.67	(10.10)	(7.20)	(5.24)	15.17
Distributions from net investment income	(.08)	(.07)	(.07)	(.03)	(.06)	(.08)
Distributions from net realized gain	-	-	-	(2.82)	(5.97)	(5.03)
Total distributions	(.08)	(.07)	(.07)	(2.85)	(6.03)	(5.11)
Redemption fees added to paid in capital	- E,H	- E,H	- E,H	-	-	-
Net asset value, end of period	$ 31.42	$ 31.04	$ 23.44	$ 33.61	$ 43.66	$ 54.93
Total Return B, C, D	1.47%	32.85%	(30.10)%	(17.67)%	(10.96)%	37.44%
Ratios to Average Net Assets G
Expenses before expense reductions	.66% A	.67%	.67%	.68%	.65%	.66%
Expenses net of voluntary waivers, if any	.66% A	.67%	.67%	.68%	.65%	.66%
Expenses net of all reductions	.63% A	.64%	.61%	.65%	.64%	.65%
Net investment income (loss)	.15% A	.28%	.25%	.19%	.07%	.14%
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,339,176	$ 8,594,509	$ 7,016,147	$ 11,458,659	$ 15,517,271	$ 17,142,411
Portfolio turnover rate	76% A	61%	90%	105%	103%	84%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.01 per share.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

Financial Highlights - Service Class

	Six months ended June 30, 2004	Years ended December 31,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 30.92	$ 23.34	$ 33.48	$ 43.51	$ 54.80	$ 44.82
Income from Investment Operations
Net investment income (loss) E	.01 F	.05	.04	.03	(.02)	.02
Net realized and unrealized gain (loss)	.43	7.58	(10.14)	(7.24)	(5.25)	15.07
Total from investment operations	.44	7.63	(10.10)	(7.21)	(5.27)	15.09
Distributions from net investment income	(.05)	(.05)	(.04)	-	(.05)	(.08)
Distributions from net realized gain	-	-	-	(2.82)	(5.97)	(5.03)
Total distributions	(.05)	(.05)	(.04)	(2.82)	(6.02)	(5.11)
Redemption fees added to paid in capital	- E,H	- E,H	- E,H	-	-	-
Net asset value, end of period	$ 31.31	$ 30.92	$ 23.34	$ 33.48	$ 43.51	$ 54.80
Total Return B, C, D	1.42%	32.78%	(30.20)%	(17.74)%	(11.05)%	37.29%
Ratios to Average Net Assets G
Expenses before expense reductions	.77% A	.77%	.77%	.78%	.76%	.77%
Expenses net of voluntary waivers, if any	.77% A	.77%	.77%	.78%	.76%	.77%
Expenses net of all reductions	.73% A	.74%	.71%	.75%	.74%	.75%
Net investment income (loss)	.05% A	.18%	.15%	.09%	(.04)%	.04%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,396,906	$ 1,401,298	$ 1,058,738	$ 1,655,758	$ 1,847,051	$ 916,330
Portfolio turnover rate	76% A	61%	90%	105%	103%	84%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.01 per share.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2004	Years ended December 31,
	(Unaudited)	2003	2002	2001	2000 G
Selected Per-Share Data
Net asset value, beginning of period	$ 30.72	$ 23.21	$ 33.34	$ 43.43	$ 53.40
Income from Investment Operations
Net investment income (loss) E	(.02) F	.01	- I	(.02)	(.09)
Net realized and unrealized gain (loss)	.44	7.53	(10.09)	(7.22)	(3.86)
Total from investment operations	.42	7.54	(10.09)	(7.24)	(3.95)
Distributions from net investment income	(.04)	(.03)	(.04)	(.03)	(.05)
Distributions from net realized gain	-	-	-	(2.82)	(5.97)
Total distributions	(.04)	(.03)	(.04)	(2.85)	(6.02)
Redemption fees added to paid in capital	- E,I	- E,I	- E,I	-	-
Net asset value, end of period	$ 31.10	$ 30.72	$ 23.21	$ 33.34	$ 43.43
Total Return B, C, D	1.36%	32.54%	(30.30)%	(17.87)%	(8.88)%
Ratios to Average Net Assets H
Expenses before expense reductions	.92% A	.92%	.93%	.93%	.91% A
Expenses net of voluntary waivers, if any	.92% A	.92%	.93%	.93%	.91% A
Expenses net of all reductions	.89% A	.89%	.87%	.90%	.90% A
Net investment income (loss)	(.10)% A	.02%	(.01)%	(.06)%	(.19)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 748,180	$ 609,798	$ 238,543	$ 191,475	$ 57,095
Portfolio turnover rate	76% A	61%	90%	105%	103%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.01 per share.

G For the period January 12, 2000 (commencement of sale of shares) to December 31, 2000.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

Financial Highlights - Service Class 2R

	Six months ended June 30, 2004	Years ended December 31,
	(Unaudited)	2003	2002 G
Selected Per-Share Data
Net asset value, beginning of period	$ 30.65	$ 23.20	$ 31.05
Income from Investment Operations
Net investment income (loss) E	(.02) F	.01	(.01)
Net realized and unrealized gain (loss)	.43	7.51	(7.84)
Total from investment operations	.41	7.52	(7.85)
Distributions from net investment income	(.06)	(.07)	-
Redemption fees added to paid in capital E,I	-	-	-
Net asset value, end of period	$ 31.00	$ 30.65	$ 23.20
Total Return B, C, D	1.33%	32.54%	(25.28)%
Ratios to Average Net Assets H
Expenses before expense reductions	.92% A	.92%	.96% A
Expenses net of voluntary waivers, if any	.92% A	.92%	.96% A
Expenses net of all reductions	.88% A	.90%	.90% A
Net investment income (loss)	(.10)% A	.02%	(.03)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,414	$ 1,369	$ 210
Portfolio turnover rate	76% A	61%	90%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.01 per share.

G For the period April 24, 2002 (commencement of sale of shares) to December 31, 2002.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Growth Portfolio

Notes to Financial Statements

For the period ended June 30, 2004 (Unaudited)

1. Significant Accounting Policies.

Growth Portfolio (the fund) is a fund of Variable Insurance Products Fund (the trust) (referred to in this report as Fidelity Variable Insurance Products: Growth Portfolio) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Service Class 2R shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities, including restricted securities, for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. Debt securities, including restricted securities, for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered nontaxable distributions or capital gain distributions for income tax purposes. Large, non-recurring dividends recognized by the fund are presented separately on the Statement of Operations as "Special Dividends" and the impact of these dividends to net investment income per share is presented in the Financial Highlights. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in a cross-section of other Fidelity funds, and are marked-to-market. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 2,397,984,284	|
Unrealized depreciation	(263,319,281)
Net unrealized appreciation (depreciation)	$ 2,134,665,003
Cost for federal income tax purposes	$ 8,407,236,379

Trading (Redemption) Fees. Service Class 2R shares held less than 60 days are subject to a redemption fee equal to 1% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the fund and accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .58% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's and Service Class 2R's average net assets.

Growth Portfolio

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

For the period, each class paid FDC the following amounts, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services:

Service Class	$ 709,744	|
Service Class 2	855,290
Service Class 2R	2,488
	$ 1,567,522

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each account. FIIOC pays a portion of the expenses related to the typesetting, printing and mailing of shareholder reports, except proxy statements. Each class pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of their month end net assets. For the period, the total transfer agent fees paid by each class to FIIOC, including out of pocket expenses, were as follows:

Initial Class	$ 2,789,501	|
Service Class	465,988
Service Class 2	232,191
Service Class 2R	681
	$ 3,488,361

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $193,333 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating funds. Information regarding the fund's participation in the program is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $1,714,681 for the period.

8. Other Information.

At the end of the period, FMR or its affiliates were the owners of record of 12% of the total outstanding shares of the fund and two otherwise unaffiliated shareholders were the owners of record of 36% of the total outstanding shares of the fund.

Growth Portfolio

Semiannual Report

Growth Portfolio

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Adviser

FMR Co., Inc.

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Shareholder Servicing Agent

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Custodian

Mellon Bank, N.A.
Pittsburgh, PA

VIPGRWT-SANN-0804
1.705692.106

Fidelity® Variable Insurance Products:

Value Portfolio

Semiannual Report

June 30, 2004

(2_fidelity_logos) (Registered_Trademark)

Contents

Investment Summary	3	A summary of the fund's investments at period end.
Investments	4	A complete list of the fund's investments with their market values.
Financial Statements	7	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	11	Notes to the financial statements.

For a free copy of the fund's proxy voting guidelines call 1-800-221-5207 or visit the Securities and Exchange Commission (SEC)'s web site at www.sec.gov.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

Value Portfolio

Fidelity Variable Insurance Products: Value Portfolio

Investment Summary

Top Five Stocks as of June 30, 2004
% of fund's net assets
Exxon Mobil Corp.	4.9
Verizon Communications, Inc.	4.3
Burlington Resources, Inc.	4.1
International Business Machines Corp.	4.1
American International Group, Inc.	3.7
21.1
Top Five Market Sectors as of June 30, 2004
% of fund's net assets
Financials	27.6
Industrials	13.7
Energy	13.0
Consumer Discretionary	10.6
Information Technology	7.6
Asset Allocation as of June 30, 2004
% of fund's net assets*
Stocks	99.0%
Short-Term Investments and Net Other Assets	1.0%
* Foreign investments	4.2%

Semiannual Report

Fidelity Variable Insurance Products: Value Portfolio

Investments June 30, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 10.6%
Automobiles - 0.2%
Nissan Motor Co. Ltd. sponsored ADR	370	$ 8,277
Hotels, Restaurants & Leisure - 0.8%
Hilton Hotels Corp.	1,100	20,526
Marriott International, Inc. Class A	320	15,962
		36,488
Internet & Catalog Retail - 2.2%
InterActiveCorp (a)	3,360	101,270
Media - 6.0%
Belo Corp. Series A	390	10,472
McGraw-Hill Companies, Inc.	140	10,720
News Corp. Ltd. ADR	2,650	93,863
Omnicom Group, Inc.	740	56,159
The DIRECTV Group, Inc. (a)	160	2,736
Viacom, Inc. Class B (non-vtg.)	1,420	50,722
Washington Post Co. Class B	30	27,900
XM Satellite Radio Holdings, Inc. Class A (a)	800	21,832
		274,404
Multiline Retail - 0.9%
JCPenney Co., Inc.	1,070	40,403
Textiles Apparel & Luxury Goods - 0.5%
Perry Ellis International, Inc. (a)	400	10,104
Polo Ralph Lauren Corp. Class A	430	14,814
		24,918
TOTAL CONSUMER DISCRETIONARY		485,760
CONSUMER STAPLES - 5.4%
Beverages - 0.3%
The Coca-Cola Co.	300	15,144
Food & Staples Retailing - 1.7%
Albertsons, Inc.	1,020	27,071
Safeway, Inc. (a)	2,030	51,440
		78,511
Food Products - 0.8%
McCormick & Co., Inc. (non-vtg.)	1,080	36,720
Household Products - 1.2%
Colgate-Palmolive Co.	800	46,760
Procter & Gamble Co.	110	5,988
		52,748
Personal Products - 1.3%
Estee Lauder Companies, Inc. Class A	240	11,707
Gillette Co.	1,090	46,216
		57,923

	Shares	Value (Note 1)
Tobacco - 0.1%
Altria Group, Inc.	140	$ 7,007
TOTAL CONSUMER STAPLES		248,053
ENERGY - 13.0%
Energy Equipment & Services - 2.1%
ENSCO International, Inc.	1,300	37,830
Rowan Companies, Inc. (a)	300	7,299
Smith International, Inc. (a)	100	5,576
Weatherford International Ltd. (a)	990	44,530
		95,235
Oil & Gas - 10.9%
Ashland, Inc.	180	9,506
BP PLC sponsored ADR	1,400	74,998
Burlington Resources, Inc.	5,230	189,221
Exxon Mobil Corp.	5,040	223,823
		497,548
TOTAL ENERGY		592,783
FINANCIALS - 27.6%
Capital Markets - 6.8%
Allied Capital Corp.	600	14,652
Bank of New York Co., Inc.	140	4,127
Charles Schwab Corp.	16,300	156,643
J.P. Morgan Chase & Co.	1,480	57,380
Morgan Stanley	1,260	66,490
Northern Trust Corp.	260	10,993
		310,285
Commercial Banks - 7.8%
Bank of America Corp.	1,460	123,545
Bank One Corp.	840	42,840
Fifth Third Bancorp	410	22,050
Wachovia Corp.	1,500	66,750
Wells Fargo & Co.	1,780	101,869
		357,054
Consumer Finance - 1.1%
American Express Co.	270	13,873
SLM Corp.	960	38,832
		52,705
Diversified Financial Services - 2.8%
Citigroup, Inc.	2,730	126,945
Insurance - 4.9%
AFLAC, Inc.	350	14,284
American International Group, Inc.	2,350	167,508
Scottish Re Group Ltd.	180	4,185
St. Paul Travelers Companies, Inc.	640	25,946
The Chubb Corp.	150	10,227
		222,150
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Real Estate - 0.9%
Apartment Investment & Management Co. Class A	50	$ 1,557
Capital Automotive (SBI)	160	4,693
Manufactured Home Communities, Inc.	1,080	35,845
		42,095
Thrifts & Mortgage Finance - 3.3%
Bank Mutual Corp.	300	3,270
Fannie Mae	2,040	145,574
		148,844
TOTAL FINANCIALS		1,260,078
HEALTH CARE - 6.2%
Biotechnology - 0.0%
Genentech, Inc. (a)	40	2,248
Health Care Equipment & Supplies - 1.3%
Medtronic, Inc.	1,200	58,464
Health Care Providers & Services - 1.5%
Cardinal Health, Inc.	60	4,203
McKesson Corp.	500	17,165
Tenet Healthcare Corp. (a)	1,300	17,433
UnitedHealth Group, Inc.	450	28,013
		66,814
Pharmaceuticals - 3.4%
Johnson & Johnson	160	8,912
Merck & Co., Inc.	630	29,925
Pfizer, Inc.	3,140	107,639
Wyeth	270	9,763
		156,239
TOTAL HEALTH CARE		283,765
INDUSTRIALS - 13.7%
Aerospace & Defense - 5.2%
Goodrich Corp.	4,550	147,102
Honeywell International, Inc.	1,440	52,747
Precision Castparts Corp.	670	36,642
		236,491
Commercial Services & Supplies - 0.6%
Princeton Review, Inc. (a)	200	1,514
R.R. Donnelley & Sons Co.	820	27,076
		28,590
Industrial Conglomerates - 2.1%
3M Co.	40	3,600
General Electric Co.	2,900	93,960
		97,560

	Shares	Value (Note 1)
Machinery - 3.7%
Caterpillar, Inc.	340	$ 27,010
Deere & Co.	180	12,625
Dover Corp.	2,920	122,932
Pall Corp.	300	7,857
		170,424
Road & Rail - 2.1%
Landstar System, Inc. (a)	440	23,263
Norfolk Southern Corp.	2,650	70,278
		93,541
TOTAL INDUSTRIALS		626,606
INFORMATION TECHNOLOGY - 7.4%
Communications Equipment - 0.1%
Nokia Corp. sponsored ADR	200	2,908
Computers & Peripherals - 5.0%
Apple Computer, Inc. (a)	520	16,921
Diebold, Inc.	410	21,677
EMC Corp. (a)	500	5,700
International Business Machines Corp.	2,120	186,878
		231,176
Software - 2.3%
Microsoft Corp.	3,250	92,820
Salesforce.com, Inc.	60	964
Take-Two Interactive Software, Inc. (a)	400	12,256
		106,040
TOTAL INFORMATION TECHNOLOGY		340,124
MATERIALS - 6.3%
Chemicals - 4.7%
Air Products & Chemicals, Inc.	1,080	56,646
Eastman Chemical Co.	2,350	108,641
FMC Corp. (a)	690	29,746
Lyondell Chemical Co.	1,000	17,390
Millennium Chemicals, Inc.	200	3,464
		215,887
Containers & Packaging - 0.7%
Smurfit-Stone Container Corp. (a)	1,640	32,718
Metals & Mining - 0.9%
Alcoa, Inc.	500	16,515
International Steel Group, Inc.	290	8,628
Nucor Corp.	200	15,352
		40,495
TOTAL MATERIALS		289,100
TELECOMMUNICATION SERVICES - 7.0%
Diversified Telecommunication Services - 7.0%
SBC Communications, Inc.	3,080	74,690
Common Stocks - continued
	Shares	Value (Note 1)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Sprint Corp. - FON Group	2,700	$ 47,520
Verizon Communications, Inc.	5,430	196,512
		318,722
UTILITIES - 1.6%
Electric Utilities - 1.6%
American Electric Power Co., Inc.	700	22,400
Entergy Corp.	870	48,729
		71,129
TOTAL COMMON STOCKS (Cost $4,144,443)		4,516,120
Convertible Preferred Stocks - 0.2%

INFORMATION TECHNOLOGY - 0.2%
Office Electronics - 0.2%
Xerox Corp. Series C, 6.25%	60	7,896
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $7,180)		7,896
Money Market Funds - 1.7%

Fidelity Cash Central Fund, 1.16% (b) (Cost $80,384)	80,384	80,384
TOTAL INVESTMENT PORTFOLIO - 100.7% (Cost $4,232,007)	4,604,400
NET OTHER ASSETS - (0.7)%	(32,770)
NET ASSETS - 100%	$ 4,571,630
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

Other Information
Purchases and sales of securities, other than short-term securities, aggregated $3,463,888 and $3,177,991, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $338 for the period.
Income Tax Information
At December 31, 2003, the fund had a capital loss carryforward of approximately $300,000 all of which will expire on December 31, 2010.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Variable Insurance Products: Value Portfolio

Financial Statements

Statement of Assets and Liabilities

June 30, 2004 (Unaudited)

Assets
Investment in securities, at value (cost $4,232,007) - See accompanying schedule		$ 4,604,400
Receivable for investments sold		20,541
Receivable for fund shares sold		688
Dividends receivable		4,795
Interest receivable		123
Prepaid expenses		8
Receivable from investment adviser for expense reductions		8,487
Other receivables		324
Total assets		4,639,366

Liabilities
Payable to custodian bank	$ 34,418
Payable for investments purchased	13,359
Payable for fund shares redeemed	98
Accrued management fee	2,170
Distribution fees payable	723
Other affiliated payables	3,001
Other payables and accrued expenses	13,967
Total liabilities		67,736

Net Assets		$ 4,571,630
Net Assets consist of:
Paid in capital		$ 4,391,741
Undistributed net investment income		15,343
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(207,847)
Net unrealized appreciation (depreciation) on investments		372,393
Net Assets		$ 4,571,630
Initial Class: Net Asset Value, offering price and redemption price per share ($433,217 ÷ 39,754 shares)		$ 10.90
Service Class: Net Asset Value, offering price and redemption price per share ($1,051,417 ÷ 96,722 shares)		$ 10.87
Service Class 2: Net Asset Value, offering price and redemption price per share ($3,086,996 ÷ 285,214 shares)		$ 10.82

Statement of Operations

Six months ended June 30, 2004 (Unaudited)

Investment Income
Dividends		$ 39,301
Interest		1,101
Total income		40,402

Expenses
Management fee	$ 12,888
Transfer agent fees	2,521
Distribution fees	4,293
Accounting fees and expenses	16,500
Non-interested trustees' compensation	10
Custodian fees and expenses	7,907
Registration fees	83
Audit	24,049
Legal	11
Miscellaneous	69
Total expenses before reductions	68,331
Expense reductions	(42,660)	25,671
Net investment income (loss)		14,731
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	101,442
Foreign currency transactions	(5)
Total net realized gain (loss)		101,437
Change in net unrealized appreciation (depreciation) on investment securities		(117,362)
Net gain (loss)		(15,925)
Net increase (decrease) in net assets resulting from operations		$ (1,194)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Variable Insurance Products: Value Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended June 30, 2004 (Unaudited)	Year ended December 31, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 14,731	$ 12,726
Net realized gain (loss)	101,437	289,825
Change in net unrealized appreciation (depreciation)	(117,362)	625,643
Net increase (decrease) in net assets resulting from operations	(1,194)	928,194
Distributions to shareholders from net investment income	-	(13,029)
Share transactions - net increase (decrease)	324,143	571,085
Total increase (decrease) in net assets	322,949	1,486,250

Net Assets
Beginning of period	4,248,681	2,762,431
End of period (including undistributed net investment income of $15,343 and undistributed net investment income of $612, respectively)	$ 4,571,630	$ 4,248,681
Other Information:
Share Transactions	Six months ended June 30, 2004 (Unaudited)
	Initial Class	Service Class	Service Class 2
Shares Sold	3,063	23,086	101,085
Reinvested	-	-	-
Redeemed	(1,307)	(16,023)	(81,165)
Net increase (decrease)	1,756	7,063	19,920

Dollars Sold	$ 33,395	$ 251,576	$ 1,097,205
Reinvested	-	-	-
Redeemed	(14,266)	(172,173)	(871,594)
Net increase (decrease)	$ 19,129	$ 79,403	$ 225,611

Share Transactions	Year ended December 31, 2003
	Initial Class	Service Class	Service Class 2
Shares Sold	6,374	7,612	110,002
Reinvested	117	277	828
Redeemed	(689)	(17,131)	(55,311)
Net increase (decrease)	5,802	(9,242)	55,519

Dollars Sold	$ 61,284	$ 72,354	$ 1,081,987
Reinvested	1,250	2,961	8,818
Redeemed	(6,192)	(152,027)	(499,350)
Net increase (decrease)	$ 56,342	$ (76,712)	$ 591,455

Distributions	Six months ended June 30, 2004 (Unaudited)
	Initial Class	Service Class	Service Class 2
From net investment income	$ -	$ -	$ -
	Year ended December 31, 2003
	Initial Class	Service Class	Service Class 2
From net investment income	$ 1,250	$ 2,961	$ 8,818

See accompanying notes which are an integral part of the financial statements.

Value Portfolio

Financial Highlights - Initial Class

	Six months ended June 30, 2004	Years ended December 31,
	(Unaudited)	2003	2002	2001 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.86	$ 8.12	$ 9.64	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.05	.05	.03	.03
Net realized and unrealized gain (loss)	(.01)	2.72	(1.54)	(.37)
Total from investment operations	.04	2.77	(1.51)	(.34)
Distributions from net investment income	-	(.03)	(.01)	(.02)
Net asset value, end of period	$ 10.90	$ 10.86	$ 8.12	$ 9.64
Total Return B, C, D	.37%	34.16%	(15.66)%	(3.40)%
Ratios to Average Net Assets G
Expenses before expense reductions	2.84% A	4.32%	3.60%	7.11% A
Expenses net of voluntary waivers, if any	1.00% A	1.28%	1.50%	1.50% A
Expenses net of all reductions	.95% A	1.22%	1.45%	1.46% A
Net investment income (loss)	.85% A	.57%	.31%	.50% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 433	$ 413	$ 261	$ 290
Portfolio turnover rate	146% A	164%	192%	115% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period May 9, 2001 (commencement of operations) to December 31, 2001.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Service Class

	Six months ended June 30, 2004	Years ended December 31,
	(Unaudited)	2003	2002	2001 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.84	$ 8.12	$ 9.64	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.04	.05	.02	.02
Net realized and unrealized gain (loss)	(.01)	2.70	(1.53)	(.37)
Total from investment operations	.03	2.75	(1.51)	(.35)
Distributions from net investment income	-	(.03)	(.01)	(.01)
Net asset value, end of period	$ 10.87	$ 10.84	$ 8.12	$ 9.64
Total Return B, C, D	.28%	33.91%	(15.66)%	(3.50)%
Ratios to Average Net Assets G
Expenses before expense reductions	2.94% A	4.35%	3.64%	7.23% A
Expenses net of voluntary waivers, if any	1.10% A	1.35%	1.60%	1.60% A
Expenses net of all reductions	1.05% A	1.29%	1.55%	1.56% A
Net investment income (loss)	.75% A	.50%	.21%	.40% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,051	$ 972	$ 803	$ 910
Portfolio turnover rate	146% A	164%	192%	115% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period May 9, 2001 (commencement of operations) to December 31, 2001.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2004	Years ended December 31,
	(Unaudited)	2003	2002	2001 F
Net asset value, beginning of period	$ 10.80	$ 8.10	$ 9.64	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.03	.03	.01	.01
Net realized and unrealized gain (loss)	(.01)	2.70	(1.54)	(.36)
Total from investment operations	.02	2.73	(1.53)	(.35)
Distributions from net investment income	-	(.03)	(.01)	(.01)
Net asset value, end of period	$ 10.82	$ 10.80	$ 8.10	$ 9.64
Total Return B, C, D	.19%	33.75%	(15.87)%	(3.50)%
Ratios to Average Net Assets G
Expenses before expense reductions	3.12% A	4.50%	3.78%	7.38% A
Expenses net of voluntary waivers, if any	1.25% A	1.51%	1.75%	1.75% A
Expenses net of all reductions	1.20% A	1.45%	1.70%	1.70% A
Net investment income (loss)	.60% A	.34%	.06%	.25% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,087	$ 2,865	$ 1,698	$ 1,750
Portfolio turnover rate	146% A	164%	192%	115% A
Selected Per-Share Data

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period May 9, 2001 (commencement of operations) to December 31, 2001.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Value Portfolio

Notes to Financial Statements

For the period ended June 30, 2004 (Unaudited)

1. Significant Accounting Policies.

Value Portfolio (the fund) is a fund of Variable Insurance Products Fund (the trust) (referred to in this report as Fidelity Variable Insurance Products: Value Portfolio) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The fund offers the following classes of shares: Initial Class shares, Service Class shares and Service Class 2 shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities, including restricted securities, for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered nontaxable distributions or capital gain distributions for income tax purposes. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to foreign currency transactions, market discount, non-taxable dividends, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 455,367	|
Unrealized depreciation	(91,031)
Net unrealized appreciation (depreciation)	$ 364,336
Cost for federal income tax purposes	$ 4,240,064

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .57% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, each class paid FDC the following amounts, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services:

Service Class	$ 521	|
Service Class 2	3,772
	$ 4,293

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each account. FIIOC pays a portion of the expenses related to the typesetting, printing and mailing of shareholder reports, except proxy statements. Each class pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of their month end net assets. For the period, the total transfer agent fees paid by each class to FIIOC, including out of pocket expenses, were as follows:

Initial Class	$ 198	|
Service Class	490
Service Class 2	1,833
	$ 2,521

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month.

Value Portfolio

4. Fees and Other Transactions with Affiliates - continued

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $419 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

FMR agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser

Initial Class	1.00%	$ 3,869
Service Class	1.10%	9,585
Service Class 2	1.25%	28,164
		$ 41,618

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $1,042 for the period.

7. Other Information.

At the end of the period, FMR or its affiliates were the owners of record of 24% of the total outstanding shares of the fund and two otherwise unaffiliated shareholders were the owners of record of 74% of the total outstanding shares of the fund.

Semiannual Report

Semiannual Report

Value Portfolio

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Far East) Inc.

Fidelity Investments Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Shareholder Servicing Agent

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Custodian

State Street Bank and Trust Company
Quincy, MA

VIPVAL-SANN-0804
1.761034.103

Fidelity® Variable Insurance Products:

Money Market Portfolio

Semiannual Report

June 30, 2004

(2_fidelity_logos) (Registered_Trademark)

Contents

Investments	3	A complete list of the fund's investments.
Financial Statements	7	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	11	Notes to the financial statements.

For a free copy of the fund's proxy voting guidelines call 800-221-5207 or visit the Securities and Exchange Commission (SEC)'s web site at www.sec.gov.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

Money Market Portfolio

Fidelity Variable Insurance Products: Money Market Portfolio

Investments June 30, 2004 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 1.4%
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
Ameritech Capital Funding Corp.
10/15/04	1.15%	$ 10,500,000	$ 10,653,657
Bell Trace Obligated Group
7/7/04	1.38 (c)	11,600,000	11,600,000
TOTAL CORPORATE BONDS			22,253,657
Certificates of Deposit - 19.7%

Domestic Certificates Of Deposit - 0.9%
Washington Mutual Bank, California
9/7/04	1.31	5,000,000	5,000,000
Washington Mutual Bank, Seattle
7/14/04	1.12	5,000,000	5,000,000
8/10/04	1.19	5,000,000	5,000,000
			15,000,000
London Branch, Eurodollar, Foreign Banks - 6.2%
BNP Paribas SA
9/14/04	1.43	10,000,000	10,000,000
Credit Agricole Indosuez
8/5/04	1.39	10,000,000	10,000,000
8/5/04	1.40	10,000,000	10,000,000
Credit Suisse First Boston Bank
7/13/04	1.11	10,000,000	10,000,000
DEPFA BANK PLC
9/16/04	1.15	5,000,000	5,000,000
Landesbank Hessen-Thuringen
9/14/04	1.30	10,000,000	10,000,000
Royal Bank of Scotland PLC
7/19/04	1.05	25,000,000	25,000,000
Unicredito Italiano Spa
7/22/04	1.08	20,000,000	20,000,000
			100,000,000
New York Branch, Yankee Dollar, Foreign Banks - 12.6%
Bank of Scotland Treasury Services
8/31/04	1.23 (c)	5,000,000	4,999,543
BNP Paribas SA
7/22/04	1.20 (c)	10,000,000	9,995,092
8/5/04	1.41	15,000,000	15,000,000
Canadian Imperial Bank of Commerce
7/15/04	1.29 (c)	20,000,000	20,000,000
7/28/04	1.27 (c)	25,000,000	24,996,533
7/29/04	1.27 (c)	10,000,000	9,997,512
Credit Agricole Indosuez
7/22/04	1.15 (c)	5,000,000	5,002,129

Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
Dresdner Bank AG
8/23/04	1.13%	$ 5,000,000	$ 5,000,000
HBOS Treasury Services PLC
9/4/04	1.29 (c)	20,000,000	20,000,000
HSH Nordbank AG
10/29/04	1.50	15,000,000	14,983,339
Landesbank Baden-Wuerttemberg
8/25/04	1.21 (c)	15,000,000	14,995,956
9/7/04	1.29 (c)	5,000,000	4,998,967
Societe Generale
7/1/04	1.05 (c)	15,000,000	14,998,667
7/8/04	1.09 (c)	5,000,000	4,998,962
7/20/04	1.19 (c)	15,000,000	14,994,827
UBS AG
10/5/04	1.52 (c)	20,000,000	19,989,856
			204,951,383
TOTAL CERTIFICATES OF DEPOSIT			319,951,383
Commercial Paper - 11.9%

Charta LLC
8/12/04	1.30	14,325,000	14,303,274
Citibank Credit Card Master Trust I (Dakota Certificate Program)
7/12/04	1.10	5,000,000	4,998,319
7/29/04	1.34	15,000,000	14,984,367
Comcast Corp.
7/14/04	1.50 (a)	5,000,000	4,997,292
CRC Funding LLC
9/1/04	1.47	5,000,000	4,987,342
DaimlerChrysler NA Holding Corp.
7/16/04	1.38	5,000,000	4,997,125
7/20/04	1.48	5,000,000	4,996,094
Dorada Finance, Inc.
9/22/04	1.51	5,000,000	4,982,708
Dresdner U.S. Finance, Inc.
8/13/04	1.11	10,000,000	9,986,742
Emerald (MBNA Credit Card Master Note Trust)
7/27/04	1.13	28,800,000	28,776,496
Ford Motor Credit Co.
7/8/04	1.35	10,000,000	9,997,375
7/15/04	1.40	5,000,000	4,997,278
Grampian Funding Ltd.
11/3/04	1.48	10,000,000	9,948,958
11/10/04	1.48	5,000,000	4,973,050
Motown Notes Program
7/16/04	1.10	5,000,000	4,997,708
8/10/04	1.35	5,000,000	4,992,500
8/12/04	1.34	5,000,000	4,992,183
Commercial Paper - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
Park Granada LLC
7/2/04	1.08%	$ 30,000,000	$ 29,999,100
7/19/04	1.09	10,000,000	9,994,550
9/21/04	1.31	10,000,000	9,970,389
TOTAL COMMERCIAL PAPER			192,872,850
Federal Agencies - 25.7%

Fannie Mae - 10.4%
Agency Coupons - 10.2%
7/7/04	1.25 (b)(c)	21,000,000	20,978,194
9/23/04	1.49 (c)	25,000,000	24,996,351
2/15/05	1.40	10,000,000	10,000,000
2/23/05	1.33	20,000,000	20,000,000
2/25/05	1.40	25,000,000	25,000,000
3/29/05	1.40	15,000,000	15,000,000
5/4/05	1.54	20,000,000	20,000,000
5/13/05	1.59	20,000,000	20,000,000
5/16/05	1.64	5,000,000	5,000,000
6/3/05	1.84	5,000,000	5,000,000
			165,974,545
Discount Notes - 0.2%
11/10/04	1.51	3,915,000	3,893,468
			169,868,013
Federal Home Loan Bank - 15.3%
Agency Coupons - 15.3%
7/16/04	1.15 (c)	22,000,000	21,986,620
9/21/04	1.48 (c)	34,000,000	33,995,075
12/17/04	1.42	2,000,000	1,997,263
2/25/05	1.40	25,000,000	25,000,000
2/25/05	1.82	5,000,000	4,986,556
3/1/05	1.49	5,000,000	5,000,000
3/11/05	1.44	35,000,000	35,000,000
4/1/05	1.40	55,000,000	55,000,001
4/1/05	1.45	10,240,000	10,236,249
4/27/05	1.30	10,000,000	10,000,000
4/27/05	1.74	5,000,000	4,982,242
4/28/05	1.35	5,000,000	5,000,000
4/29/05	2.03	5,000,000	4,972,274
5/2/05	1.92	5,000,000	4,977,365
5/3/05	1.37	20,000,000	20,000,000
5/16/05	1.65	5,000,000	5,000,000
			248,133,645
TOTAL FEDERAL AGENCIES			418,001,658
Master Notes - 4.3%
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
General Motors Acceptance Corp. Mortgage Credit
7/1/04	1.61% (c)(f)	$ 15,000,000	$ 15,000,000
Goldman Sachs Group, Inc.
7/8/04	1.25 (f)	14,000,000	14,000,000
8/26/04	1.22 (f)	36,000,000	36,000,000
9/14/04	1.21 (f)	5,000,000	5,000,000
TOTAL MASTER NOTES			70,000,000
Medium-Term Notes - 17.2%

American Express Credit Corp.
7/6/04	1.20 (c)	10,000,000	10,001,004
7/27/04	1.44 (c)	5,000,000	5,004,070
Bank of New York Co., Inc.
7/27/04	1.34 (a)(c)	15,000,000	15,000,000
Bank of Scotland Treasury Services PLC
9/14/04	1.52 (a)(c)	10,000,000	10,004,521
BellSouth Telecommunications
9/4/04	1.40 (c)	5,000,000	5,000,000
Citigroup Global Markets Holdings, Inc.
9/7/04	1.42 (c)	5,000,000	5,005,252
Descartes Funding Trust
7/15/04	1.24 (c)	5,000,000	5,000,000
General Electric Capital Corp.
7/9/04	1.25 (c)	25,000,000	25,000,000
7/19/04	1.36 (c)	20,000,000	20,000,000
HBOS Treasury Services PLC
9/24/04	1.58 (c)	20,000,000	20,000,000
Household Finance Corp.
8/26/04	1.29 (c)	5,000,000	5,000,000
Morgan Stanley
7/6/04	1.13 (c)	5,000,000	5,000,000
7/15/04	1.36 (c)	20,000,000	20,000,000
7/27/04	1.33 (c)	10,000,000	10,000,000
National City Bank
9/1/04	1.23 (c)	10,000,000	9,997,247
RACERS
7/22/04	1.28 (a)(c)	10,000,000	10,000,000
SLM Corp.
7/26/04	1.32 (c)	20,000,000	20,002,339
Verizon Global Funding Corp.
9/15/04	1.61 (c)	15,000,000	15,000,346
9/15/04	1.63 (c)	5,000,000	5,000,000
9/15/04	1.97 (c)	30,000,000	30,000,000
Wells Fargo & Co.
7/15/04	1.30 (c)	15,000,000	15,000,000
Medium-Term Notes - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
Westpac Banking Corp.
9/13/04	1.39% (c)	$ 10,000,000	$ 9,997,104
9/13/04	1.41 (c)	5,000,000	5,000,000
TOTAL MEDIUM-TERM NOTES			280,011,883
Short-Term Notes - 5.0%

Jackson National Life Insurance Co.
7/1/04	1.25 (c)(f)	7,000,000	7,000,000
Metropolitan Life Insurance Co.
7/1/04	1.30 (c)(f)	10,000,000	10,000,000
7/28/04	1.36 (c)	5,000,000	5,000,000
8/1/04	1.33 (c)(f)	5,000,000	5,000,000
Monumental Life Insurance Co.
7/1/04	1.25 (c)(f)	5,000,000	5,000,000
7/1/04	1.28 (c)(f)	5,000,000	5,000,000
New York Life Insurance Co.
7/1/04	1.24 (c)(f)	30,000,000	30,000,000
Pacific Life Insurance Co.
9/10/04	1.58 (c)(f)	5,000,000	5,000,000
Transamerica Occidental Life Insurance Co.
8/1/04	1.34 (c)(f)	10,000,000	10,000,000
TOTAL SHORT-TERM NOTES			82,000,000
Municipal Securities - 3.6%

Alaska Hsg. Fin. Corp. Bonds Series A, 1.4%, tender 9/1/04 (FSA Insured) (c)		10,000,000	10,000,000
New York State Hsg. Fin. Svc. Contract Rev. Series 2003 H, 1.34%, LOC Dexia Cr. Local de France, VRDN (c)		11,700,000	11,700,000
San Jose Redev. Agcy. Rev. Series A, 1.34%, LOC JPMorgan Chase Bank, VRDN (c)(d)		11,250,000	11,250,000
Texas Pub. Fin. Auth. Rev. Bonds Series 2003 C3, 1.27% tender 7/14/04 (Liquidity Facility Texas Comptroller Pub. Acnts), CP mode		16,600,000	16,600,000
West Baton Rouge Parish Indl. District #3 Rev. Bonds (Dow Chemical Co. Proj.) Series 1995, 1.27% tender 7/14/04, CP mode		9,400,000	9,400,000
TOTAL MUNICIPAL SECURITIES			58,950,000
Repurchase Agreements - 13.7%
	Maturity Amount	Value (Note 1)
In a joint trading account (Collateralized by U.S. Government Obligations dated 6/30/04 due 7/1/04 At 1.55%)	$ 873,038	$ 873,000
With:
Banc of America Securities LLC At 1.63%, dated 6/30/04 due 7/1/04 (Collateralized by Corporate Obligations with principal amounts of $86,513,121, 1.57% - 8.98%, 8/15/06 - 11/20/36)	80,003,622	80,000,000
Goldman Sachs & Co. At 1.12%, dated 4/22/04 due 7/13/04 (Collateralized by Corporate Obligations with principal amounts of $5,050,913, 3.95%, 8/25/32)	5,012,756	5,000,000
J.P. Morgan Securities, Inc. At 1.57%, dated 6/30/04 due 7/1/04 (Collateralized by Commercial Paper Obligations with principal amounts of $68,380,000, 0%, 7/1/04 - 7/23/04)	67,002,922	67,000,000
Merrill Lynch, Pierce, Fenner & Smith At 1.65%, dated 5/10/04 due 8/9/04 (Collateralized by Corporate Obligations with principal amounts of $34,617,000, 6% - 12.13%, 9/1/07 - 10/1/20) (c)(e)	25,104,271	25,000,000
Morgan Stanley & Co. At:
1.13%, dated 5/5/04 due 7/1/04 (Collateralized by Mortgage Loan Obligations with principal amounts of $508,676,467, 1.07%, 4/15/36)	25,044,729	25,000,000
1.58%, dated 6/30/04 due 7/1/04 (Collateralized by Corporate Obligations with principal amounts of $20,456,564, 0.79% - 3.85%, 7/1/04 - 6/25/33)	20,000,878	20,000,000
TOTAL REPURCHASE AGREEMENTS		222,873,000
TOTAL INVESTMENT PORTFOLIO - 102.5%	1,666,914,431
NET OTHER ASSETS - (2.5)%	(41,385,274)
NET ASSETS - 100%	$ 1,625,529,157
Total Cost for Federal Income Tax Purposes $ 1,666,914,431
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $40,001,813 or 2.5% of net assets.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due dates on these types of securities reflect the next interest rate reset date or, when applicable, the final maturity date.

(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) For financial statement purposes, the maturity amount is calculated based on the rate at period end.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $147,000,000 or 9.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost
General Motors Acceptance Corp. Mortgage Credit 1.61%, 7/1/04	6/1/04	$ 15,000,000
Goldman Sachs Group, Inc.: 1.21%, 9/14/04	2/17/04	$ 5,000,000
1.22%, 8/26/04	1/27/04	$ 36,000,000
1.25%, 7/8/04	1/5/04	$ 14,000,000
Jackson National Life Insurance Co. 1.25%, 7/1/04	3/31/03	$ 7,000,000
Metropolitan Life Insurance Co.: 1.3%, 7/1/04	3/26/02	$ 10,000,000
1.33%, 8/1/04	2/24/03	$ 5,000,000
Monumental Life Insurance Co.: 1.25%, 7/1/04	9/17/98	$ 5,000,000
1.28%, 7/1/04	3/12/99	$ 5,000,000
New York Life Insurance Co. 1.24%, 7/1/04	2/28/02 - 12/19/02	$ 30,000,000
Pacific Life Insurance Co 1.58%, 9/10/04	3/10/03	$ 5,000,000
Transamerica Occidental Life Insurance Co. 1.34%, 8/1/04	4/28/00	$ 10,000,000
Other Information

The fund participated in the interfund lending program as a lender. The average daily loan balance during the period for which loans were outstanding amounted to $8,969,714. The weighted average interest rate was 1.13%. Interest earned from the interfund lending program amounted to $3,928 and is included in interest income on the Statement of Operations. At period end, there were no interfund loans outstanding.

Income Tax Information
At December 31, 2003, the fund had a capital loss carryforward of approximately $109,000 all of which will expire on December 31, 2011.

See accompanying notes which are an integral part of the financial statements.

Money Market Portfolio

Fidelity Variable Insurance Products: Money Market Portfolio

Financial Statements

Statement of Assets and Liabilities

June 30, 2004 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $222,873,000) - See accompanying schedule		$ 1,666,914,431
Cash		126,845
Receivable for investments sold		1,728
Receivable for fund shares sold		321,432
Interest receivable		3,181,423
Prepaid expenses		5,493
Other receivables		31
Total assets		1,670,551,383

Liabilities
Payable for investments purchased Regular delivery	$ 19,989,856
Delayed delivery	20,978,194
Payable for fund shares redeemed	3,549,771
Accrued management fee	288,945
Distribution fees payable	2,705
Other affiliated payables	120,218
Other payables and accrued expenses	92,537
Total liabilities		45,022,226

Net Assets		$ 1,625,529,157
Net Assets consist of:
Paid in capital		$ 1,625,672,754
Accumulated net realized gain (loss) on investments		(143,597)
Net Assets		$ 1,625,529,157
Initial Class: Net Asset Value, offering price and redemption price per share ($1,584,089,444 ÷ 1,584,153,650 shares)		$ 1.00
Service Class: Net Asset Value, offering price and redemption price per share ($34,590,107 ÷ 34,590,447 shares)		$ 1.00
Service Class 2: Net Asset Value, offering price and redemption price per share ($6,849,606 ÷ 6,849,820 shares)		$ 1.00

Statement of Operations

Six months ended June 30, 2004 (Unaudited)

Investment Income
Interest		$ 10,779,359

Expenses
Management fee	$ 1,726,441
Transfer agent fees	588,523
Distribution fees	14,059
Accounting fees and expenses	94,198
Non-interested trustees' compensation	4,317
Custodian fees and expenses	19,179
Audit	20,034
Legal	1,054
Miscellaneous	94,342
Total expenses before reductions	2,562,147
Expense reductions	(272)	2,561,875
Net investment income		8,217,484
Net realized gain (loss) on investment securities		(34,998)
Net increase in net assets resulting from operations		$ 8,182,486

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Variable Insurance Products: Money Market Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended June 30, 2004 (Unaudited)	Year ended December 31, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 8,217,484	$ 23,975,974
Net realized gain (loss)	(34,998)	(133,557)
Net increase (decrease) in net assets resulting from operations	8,182,486	23,842,417
Distributions to shareholders from net investment income	(8,217,484)	(23,975,974)
Share transactions - net increase (decrease)	(214,549,398)	(920,442,277)
Total increase (decrease) in net assets	(214,584,396)	(920,575,834)

Net Assets
Beginning of period	1,840,113,553	2,760,689,387
End of period	$ 1,625,529,157	$ 1,840,113,553
Other Information:
Share Transactions at net asset value of $1.00 per share	Six months ended June 30, 2004
	Initial Class	Service Class	Service Class 2
Sold	632,365,586	28,301,387	5,311,766
Reinvested	8,131,151	71,180	15,137
Redeemed	(873,812,194)	(13,388,086)	(1,545,325)
Net increase (decrease)	(233,315,457)	14,984,481	3,781,578

	Year ended December 31, 2003
	Initial Class	Service Class	Service Class 2
Sold	6,056,411,700	54,027,987	82,930,007
Reinvested	23,602,029	128,154	208,645
Redeemed	(6,967,511,919)	(42,565,009)	(127,673,871)
Net increase (decrease)	(887,498,190)	11,591,132	(44,535,219)

Distributions	Six months ended June 30, 2004
	Initial Class	Service Class	Service Class 2
From net investment income	$ 8,131,151	$ 71,180	$ 15,153

	Year ended December 31, 2003
	Initial Class	Service Class	Service Class 2
From net investment income	$ 23,625,076	$ 137,269	$ 213,629

See accompanying notes which are an integral part of the financial statements.

Money Market Portfolio

Financial Highlights - Initial Class

	Six months ended June 30, 2004	Years ended December 31,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.005	.010	.017	.041	.062	.050
Distributions from net investment income	(.005)	(.010)	(.017)	(.041)	(.062)	(.050)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C, D	.47%	1.00%	1.69%	4.18%	6.30%	5.17%
Ratios to Average Net Assets E
Expenses before expense reductions	.29% A	.29%	.29%	.28%	.33%	.27%
Expenses net of voluntary waivers, if any	.29% A	.29%	.29%	.28%	.33%	.27%
Expenses net of all reductions	.29% A	.29%	.29%	.28%	.33%	.27%
Net investment income	.94% A	1.00%	1.68%	3.99%	6.18%	5.06%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,584,089	$ 1,817,440	$ 2,705,069	$ 2,753,379	$ 2,233,342	$ 1,939,491

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Service Class

	Six months ended June 30, 2004	Years ended December 31,
	(Unaudited)	2003	2002	2001	2000 E
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.004	.009	.016	.040	.031
Distributions from net investment income	(.004)	(.009)	(.016)	(.040)	(.031)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C, D	.42%	.90%	1.61%	4.10%	3.06%
Ratios to Average Net Assets F
Expenses before expense reductions	.39% A	.38%	.39%	.39%	.47% A
Expenses net of voluntary waivers, if any	.39% A	.38%	.39%	.39%	.45% A
Expenses net of all reductions	.39% A	.38%	.39%	.39%	.45% A
Net investment income	.84% A	.91%	1.58%	3.87%	6.28% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 34,590	$ 19,606	$ 8,017	$ 6,143	$ 103

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E For the period July 7, 2000 (commencement of sale of shares) to December 31, 2000.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Service Class 2

	Six months ended June 30, 2004	Years ended December 31,
	(Unaudited)	2003	2002	2001	2000 E
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.003	.007	.014	.039	.058
Distributions from net investment income	(.003)	(.007)	(.014)	(.039)	(.058)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C, D	.34%	.75%	1.45%	3.96%	5.89%
Ratios to Average Net Assets F
Expenses before expense reductions	.54% A	.54%	.54%	.55%	.96% A
Expenses net of voluntary waivers, if any	.54% A	.54%	.54%	.55%	.60% A
Expenses net of all reductions	.54% A	.54%	.54%	.55%	.60% A
Net investment income	.69% A	.75%	1.43%	3.71%	5.94% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,850	$ 3,068	$ 47,604	$ 40,267	$ 108

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E For the period January 12, 2000 (commencement of sale of shares) to December 31, 2000.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Money Market Portfolio

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended June 30, 2004 (Unaudited)

1. Significant Accounting Policies.

Money Market Portfolio (the fund) is a fund of Variable Insurance Products Fund, (the trust) (referred to in this report as Fidelity Variable Insurance Products: Money Market Portfolio) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The fund offers the following classes of shares: Initial Class shares, Service Class shares and Service Class 2 shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium. Investments in open-end investment companies are valued at their net asset value each business day.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. There were no significant book-to-tax differences during the period.

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations, corporate obligations and mortgage loan obligations which may be below investment-grade quality, and equity securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Delayed Delivery Transactions and When-Issued Securities. The fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the fund's Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Operating Policies - continued

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

3. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is calculated on the basis of a group fee rate plus a total income-based component. The group fee rate averaged ..13% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. The total income-based component is calculated according to a graduated schedule providing for different rates based on the fund's gross annualized yield. The rate increases as the fund's gross yield increases.

During the period the income-based portion of this fee was $617,350 or an annualized rate of .07% of the fund's average net assets. For the period, the fund's total annualized management fee rate was .20% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, each class paid FDC the following amounts, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services:

Service Class	$ 8,533	|
Service Class 2	5,526
	$ 14,059

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each account. FIIOC pays a portion of the expenses related to the typesetting, printing and mailing of shareholder reports, except proxy statements. Each class pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of their month end net assets. For the period, the total transfer agent fees paid by each class to FIIOC, including out of pocket expenses, were as follows:

Initial Class	$ 581,184	|
Service Class	5,815
Service Class 2	1,524
	$ 588,523

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating funds. Information regarding the fund's participation in the program is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Expense Reductions.

Through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $272.

5. Other Information.

At the end of the period, FMR or its affiliates were the owners of record of 63% of the total outstanding shares of the fund and one otherwise unaffiliated shareholder was the owner of record of 13% of the total outstanding shares of the fund.

Money Market Portfolio

Semiannual Report

Money Market Portfolio

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Adviser

Fidelity Investments Money Management, Inc.

Fidelity International Investment Advisors

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Shareholder Servicing Agent

Fidelity Investments Institutional Operations Co., Inc.
Boston, MA

Custodian

The Bank of New York
New York, NY

VIPMM-SANN-0804
1.705628.106

Fidelity® Variable Insurance Products:

High Income Portfolio - Class R

Semiannual Report

June 30, 2004

(2_fidelity_logos) (Registered_Trademark)

Contents

Investment Summary	3	A summary of the fund's investments at period end.
Investments	4	A complete list of the fund's investments with their market values.
Financial Statements	12	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	17	Notes to the financial statements.

For a free copy of the fund's proxy voting guidelines, call 1-800-221-5207, or visit the Securities and Exchange Commission (SEC)'s web site at www.sec.gov.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

High Income Portfolio

Fidelity Variable Insurance Products: High Income Portfolio

Investment Summary

Top Five Holdings as of June 30, 2004
(by issuer, excluding cash equivalents)	% of fund's net assets
AES Corp.	2.5
American Airlines, Inc. pass thru trust certificates	1.9
The Coastal Corp.	1.7
Lyondell Chemical Co.	1.7
CMS Energy Corp.	1.5
9.3
Top Five Market Sectors as of June 30, 2004
% of fund's net assets
Electric Utilities	8.6
Telecommunications	8.6
Chemicals	6.3
Healthcare	6.3
Energy	5.2
Quality Diversification (% of fund's net assets) as of June 30, 2004
AAA,AA,A	0.0%
BBB	0.2%
BB	22.2%
B	55.3%
CCC,CC,C	14.3%
Not Rated	3.6%
Equities	0.3%
Other Investments	0.0%
Short-Term Investments and Net Other Assets	4.1%

We have used ratings from Moody's Investors Services, Inc. Where Moody's ratings are not available, we have used S&P ratings.

Semiannual Report

Fidelity Variable Insurance Products: High Income Portfolio

Investments June 30, 2004 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 92.4%
	Principal Amount	Value (Note 1)
Convertible Bonds - 0.5%
Technology - 0.5%
Amkor Technology, Inc.:
5% 3/15/07	$ 6,100,000	$ 5,673,000
5.75% 6/1/06	2,000,000	1,920,000
		7,593,000
Nonconvertible Bonds - 91.9%
Aerospace - 0.6%
BE Aerospace, Inc. 8% 3/1/08	2,415,000	2,251,988
Dunlop Standard Aerospace Holdings PLC yankee 11.875% 5/15/09	900,000	956,250
Orbital Sciences Corp. 9% 7/15/11	3,690,000	4,040,550
Primus International, Inc. 10.5% 4/15/09 (e)	3,170,000	3,138,300
		10,387,088
Air Transportation - 4.8%
American Airlines, Inc. pass thru trust certificates:
6.817% 5/23/11	11,825,000	10,524,250
6.977% 11/23/22	563,436	495,824
7.324% 4/15/11	1,480,000	1,213,600
7.377% 5/23/19	15,000,622	10,500,435
7.379% 5/23/16	7,049,983	4,934,988
7.8% 4/1/08	2,595,000	2,361,450
8.608% 10/1/12	2,285,000	2,102,200
10.18% 1/2/13	2,190,000	1,598,700
AMR Corp. 10.2% 3/15/20	240,000	180,000
Continental Airlines, Inc.:
7.875% 7/2/18	5,820,000	5,412,600
8% 12/15/05	4,615,000	4,107,350
Continental Airlines, Inc. pass thru trust certificates:
6.541% 9/15/09	427,450	354,784
6.748% 9/15/18	371,735	297,388
6.795% 2/2/20	3,649,204	2,919,363
6.8% 7/2/07	228,071	187,019
6.9% 7/2/18	3,407,764	2,658,056
6.954% 2/2/11	652,786	496,117
7.73% 9/15/12	1,001,603	751,202
7.82% 4/15/15	1,393,143	1,058,789
8.307% 10/2/19	3,687,637	2,986,986
8.312% 10/2/12	2,567,514	1,899,960
8.321% 11/1/06	2,240,000	2,016,000
8.388% 5/1/22	192,884	146,592
Delta Air Lines, Inc.:
equipment trust certificates 8.54% 1/2/07	481,074	351,184
7.9% 12/15/09	2,635,000	1,317,500
10% 8/15/08	2,865,000	1,561,425
Delta Air Lines, Inc. pass thru trust certificates:
7.299% 9/18/06	615,000	375,150
7.379% 5/18/10	1,190,990	1,119,530
7.57% 11/18/10	1,350,000	1,252,853
7.779% 11/18/05	4,055,000	2,514,100
7.779% 1/2/12	480,033	259,218

	Principal Amount	Value (Note 1)
10.06% 1/2/16	$ 1,260,000	$ 630,000
Northwest Airlines Corp. 10% 2/1/09	11,115,000	8,336,250
Northwest Airlines, Inc. pass thru trust certificates:
7.248% 7/2/14	2,150,838	1,527,095
8.304% 9/1/10	1,613,477	1,266,579
NWA Trust 10.23% 6/21/14	1,383,538	1,217,514
		80,932,051
Automotive - 0.9%
Cummins, Inc. 5.65% 3/1/98	2,875,000	1,897,500
Delco Remy International, Inc. 9.375% 4/15/12 (e)	4,200,000	4,095,000
Navistar International Corp. 7.5% 6/15/11	1,310,000	1,342,750
Stoneridge, Inc. 11.5% 5/1/12	2,715,000	3,162,975
Visteon Corp.:
7% 3/10/14	3,000,000	2,891,250
8.25% 8/1/10	1,505,000	1,606,588
		14,996,063
Banks and Thrifts - 0.2%
Chevy Chase Bank FSB 6.875% 12/1/13	1,135,000	1,135,000
Western Financial Bank 9.625% 5/15/12	1,565,000	1,705,850
		2,840,850
Broadcasting - 1.3%
Granite Broadcasting Corp. 9.75% 12/1/10 (e)	8,775,000	8,116,875
Nexstar Finance, Inc. 7% 1/15/14	1,360,000	1,278,400
Sinclair Broadcast Group, Inc. 8% 3/15/12	3,665,000	3,747,463
Spanish Broadcasting System, Inc. 9.625% 11/1/09	2,655,000	2,801,025
XM Satellite Radio, Inc. 6.65% 5/1/09 (e)(f)	5,340,000	5,353,350
		21,297,113
Building Materials - 1.7%
FastenTech, Inc. 11.5% 5/1/11 (e)	2,000,000	2,200,000
FIMEP SA 10.5% 2/15/13	10,815,000	12,315,581
General Cable Corp. 9.5% 11/15/10	3,645,000	3,909,263
Jacuzzi Brands, Inc. 9.625% 7/1/10	3,625,000	3,878,750
Juno Lighting, Inc. 11.875% 7/1/09	1,460,000	1,547,600
Texas Industries, Inc. 10.25% 6/15/11	4,860,000	5,406,750
		29,257,944
Cable TV - 3.1%
Cablevision Systems Corp.:
5.66% 4/1/09 (e)(f)	8,870,000	9,069,575
8% 4/15/12 (e)	3,710,000	3,663,625
Charter Communications Holding II LLC/Charter Communications Holdings II Capital Corp. 10.25% 9/15/10 (e)	3,205,000	3,237,050
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
Cable TV - continued
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
8% 4/30/12 (e)	$ 1,755,000	$ 1,693,575
8.375% 4/30/14 (e)	1,940,000	1,872,100
EchoStar DBS Corp. 5.75% 10/1/08	7,570,000	7,446,988
GCI, Inc. 7.25% 2/15/14 (e)	3,425,000	3,262,313
Insight Midwest LP/Insight Capital, Inc. 10.5% 11/1/10	1,475,000	1,611,438
Mediacom LLC/Mediacom Capital Corp.:
7.875% 2/15/11	3,110,000	2,985,600
8.5% 4/15/08	1,180,000	1,185,900
NTL Cable PLC:
6.14% 10/15/12 (e)(f)	3,010,000	3,092,775
8.75% 4/15/14 (e)	7,635,000	7,844,963
Telenet Group Holding NV 0% 6/15/14 (d)(e)	8,560,000	5,435,600
Telewest PLC 11% 10/1/07 (c)	735,000	437,325
		52,838,827
Capital Goods - 2.1%
Amsted Industries, Inc. 10.25% 10/15/11 (e)	410,000	440,750
Columbus McKinnon Corp. 10% 8/1/10	2,280,000	2,416,800
Dresser, Inc. 9.375% 4/15/11	7,700,000	8,239,000
Invensys PLC 9.875% 3/15/11 (e)	12,445,000	12,445,000
Leucadia National Corp. 7% 8/15/13	5,740,000	5,661,075
Sensus Metering Systems, Inc. 8.625% 12/15/13 (e)	3,370,000	3,235,200
SPX Corp. 7.5% 1/1/13	3,685,000	3,749,488
		36,187,313
Chemicals - 6.3%
BCP Caylux Holdings Luxembourg SCA 9.625% 6/15/14 (e)	10,040,000	10,416,500
Equistar Chemicals LP/Equistar Funding Corp.:
8.75% 2/15/09	3,590,000	3,742,575
10.125% 9/1/08	2,905,000	3,173,713
10.625% 5/1/11	9,495,000	10,539,450
HMP Equity Holdings Corp.:
0% 5/15/08 (e)	1,745,000	1,012,100
0% 5/15/08 unit (e)	4,800,000	3,696,000
Huntsman ICI Chemicals LLC 10.125% 7/1/09	6,405,000	6,501,075
Huntsman ICI Holdings LLC 0% 12/31/09	8,015,000	3,887,275
Huntsman International LLC 9.875% 3/1/09	4,700,000	5,029,000
Huntsman LLC:
8.8% 7/15/11 (e)(f)	5,700,000	5,757,000
11.5% 7/15/12 (e)	2,830,000	2,858,300
Lyondell Chemical Co.:
9.5% 12/15/08	12,345,000	12,869,663
9.625% 5/1/07	2,610,000	2,714,400

	Principal Amount	Value (Note 1)
9.875% 5/1/07	$ 4,770,000	$ 4,984,650
10.875% 5/1/09	6,965,000	7,261,013
Millennium America, Inc.:
9.25% 6/15/08	8,210,000	8,702,600
9.25% 6/15/08 (e)	3,645,000	3,863,700
Nalco Co. 8.875% 11/15/13 (e)	3,090,000	3,229,050
Rhodia SA:
7.625% 6/1/10 (e)	2,105,000	1,836,613
10.25% 6/1/10 (e)	4,190,000	4,231,900
		106,306,577
Consumer Products - 1.3%
Jostens Holding Corp. 0% 12/1/13 (d)	3,030,000	2,060,400
Samsonite Corp. 8.875% 6/1/11 (e)	2,785,000	2,812,850
Sealy Mattress Co. 8.25% 6/15/14 (e)	6,095,000	6,110,238
The Hockey Co. 11.25% 4/15/09	6,395,000	7,482,150
WH Holdings Ltd./WH Capital Corp. 9.5% 4/1/11 (e)	3,075,000	3,198,000
		21,663,638
Containers - 3.1%
Anchor Glass Container Corp. 11% 2/15/13	4,700,000	5,358,000
Berry Plastics Corp. 10.75% 7/15/12	3,700,000	4,088,500
BWAY Corp. 10% 10/15/10	6,200,000	6,572,000
Crown European Holdings SA:
9.5% 3/1/11	1,405,000	1,534,963
10.875% 3/1/13	7,905,000	9,051,225
Owens-Brockway Glass Container, Inc.:
8.25% 5/15/13	3,070,000	3,162,100
8.875% 2/15/09	3,655,000	3,929,125
Owens-Illinois, Inc.:
7.35% 5/15/08	195,000	194,513
7.5% 5/15/10	6,280,000	6,138,700
7.8% 5/15/18	575,000	518,938
8.1% 5/15/07	6,000,000	6,180,000
Pliant Corp.:
0% 6/15/09 (d)	4,335,000	3,641,400
11.125% 9/1/09	1,470,000	1,580,250
		51,949,714
Diversified Financial Services - 0.2%
E*TRADE Financial Corp. 8% 6/15/11 (e)	4,290,000	4,268,550
Diversified Media - 1.2%
Corus Entertainment, Inc. 8.75% 3/1/12	6,140,000	6,562,125
LBI Media Holdings, Inc. 0% 10/15/13 (d)	6,440,000	4,572,400
LBI Media, Inc. 10.125% 7/15/12	3,285,000	3,662,775
PEI Holdings, Inc. 11% 3/15/10	4,361,000	5,058,760
		19,856,060
Electric Utilities - 7.4%
AES Corp.:
7.75% 3/1/14	6,610,000	6,345,600
8.375% 8/15/07	6,315,000	6,378,150
8.5% 11/1/07	2,930,000	3,003,250
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
Electric Utilities - continued
AES Corp.: - continued
8.75% 6/15/08	$ 4,178,000	$ 4,345,120
8.75% 5/15/13 (e)	610,000	652,700
8.875% 2/15/11	11,741,000	12,195,964
9.375% 9/15/10	6,388,000	6,819,190
9.5% 6/1/09	1,499,000	1,602,056
AES Gener SA 7.5% 3/25/14 (e)	6,200,000	5,921,000
CMS Energy Corp.:
7.5% 1/15/09	9,190,000	9,178,513
7.75% 8/1/10 (e)	3,590,000	3,581,025
8.5% 4/15/11	3,515,000	3,602,875
8.9% 7/15/08	3,400,000	3,574,250
9.875% 10/15/07	4,305,000	4,644,019
Cogentrix Energy, Inc. 8.75% 10/15/08	5,310,000	5,548,950
Midland Funding Corp. II 11.75% 7/23/05	3,904,042	4,040,684
Midwest Generation LLC/Midwest Finance Corp. 8.75% 5/1/34 (e)	4,760,000	4,807,600
MSW Energy Holdings II LLC/MSW Finance Co. II, Inc. 7.375% 9/1/10 (e)	1,720,000	1,720,000
MSW Energy Holdings LLC/MSW Energy Finance Co., Inc. 8.5% 9/1/10	3,735,000	3,921,750
NRG Energy, Inc. 8% 12/15/13 (e)	13,700,000	13,802,750
Sierra Pacific Power Co. 6.25% 4/15/12 (e)	1,680,000	1,575,000
Sierra Pacific Resources 8.625% 3/15/14 (e)	3,915,000	3,807,338
TECO Energy, Inc.:
7% 5/1/12	2,965,000	2,842,694
7.2% 5/1/11	11,040,000	10,819,200
		124,729,678
Energy - 5.2%
ANR Pipeline, Inc. 9.625% 11/1/21	1,475,000	1,644,625
El Paso Energy Corp.:
6.75% 5/15/09	2,100,000	1,908,375
6.95% 12/15/07	3,140,000	3,022,250
El Paso Production Holding Co. 7.75% 6/1/13	2,695,000	2,492,875
Hanover Compressor Co.:
0% 3/31/07	5,595,000	4,420,050
8.625% 12/15/10	1,450,000	1,504,375
9% 6/1/14	2,540,000	2,635,250
Hilcorp Energy I LP/Hilcorp Finance Co. 10.5% 9/1/10 (e)	5,810,000	6,231,225
OAO Gazprom 9.625% 3/1/13 (e)	4,860,000	4,993,650
Pecom Energia SA 9% 5/1/09 (Reg. S)	2,320,000	2,273,600
Pride International, Inc. 7.375% 7/15/14 (e) (g)	5,920,000	5,986,600
Range Resources Corp.:
7.375% 7/15/13	6,880,000	6,845,600

	Principal Amount	Value (Note 1)
7.375% 7/15/13 (e)	$ 1,870,000	$ 1,860,650
SESI LLC 8.875% 5/15/11	740,000	797,350
Sonat, Inc.:
6.625% 2/1/08	3,000,000	2,748,750
6.75% 10/1/07	1,290,000	1,223,888
7.625% 7/15/11	6,665,000	5,915,188
Tennessee Gas Pipeline Co. 7.5% 4/1/17	1,350,000	1,299,375
The Coastal Corp.:
6.375% 2/1/09	6,055,000	5,320,831
6.5% 5/15/06	2,210,000	2,174,088
6.5% 6/1/08	8,170,000	7,353,000
7.5% 8/15/06	4,625,000	4,578,750
7.75% 6/15/10	11,464,000	10,346,260
		87,576,605
Entertainment/Film - 0.4%
Cinemark, Inc. 0% 3/15/14 (d)(e)	10,855,000	7,082,888
Environmental - 1.0%
Allied Waste North America, Inc.:
5.75% 2/15/11 (e)	5,385,000	5,102,288
6.375% 4/15/11 (e)	3,890,000	3,812,200
8.5% 12/1/08	3,690,000	4,036,122
8.875% 4/1/08	3,725,000	4,060,250
		17,010,860
Food and Drug Retail - 2.4%
Ahold Finance USA, Inc.:
6.25% 5/1/09	6,415,000	6,270,663
8.25% 7/15/10	10,670,000	11,203,500
Rite Aid Corp.:
6.875% 8/15/13	6,850,000	6,336,250
9.25% 6/1/13	7,145,000	7,537,975
9.5% 2/15/11	4,170,000	4,587,000
Stater Brothers Holdings, Inc. 8.125% 6/15/12 (e)	4,020,000	4,055,175
		39,990,563
Food/Beverage/Tobacco - 1.7%
Del Monte Corp. 9.25% 5/15/11	4,215,000	4,604,888
Doane Pet Care Co. 9.75% 5/15/07	3,466,000	3,240,710
Dole Food Co., Inc. 7.25% 6/15/10	8,125,000	7,942,188
National Beef Packing Co. LLC/National Beef Finance Corp. 10.5% 8/1/11	5,655,000	5,909,475
Smithfield Foods, Inc.:
7.625% 2/15/08	1,800,000	1,872,000
7.75% 5/15/13	865,000	912,575
8% 10/15/09	680,000	727,600
Swift & Co. 10.125% 10/1/09	3,685,000	3,906,100
		29,115,536
Gaming - 1.4%
Chumash Casino & Resort Enterprise 9% 7/15/10 (e)	1,740,000	1,890,075
MTR Gaming Group, Inc. 9.75% 4/1/10	3,605,000	3,875,375
Park Place Entertainment Corp. 7.875% 3/15/10	2,165,000	2,251,600
Resorts International Hotel & Casino, Inc. 11.5% 3/15/09	1,055,000	1,181,600
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
Gaming - continued
Seneca Gaming Corp. 7.25% 5/1/12 (e)	$ 3,140,000	$ 3,136,075
Venetian Casino Resort LLC/Las Vegas Sands, Inc. 11% 6/15/10	2,985,000	3,447,675
Wheeling Island Gaming, Inc. 10.125% 12/15/09	6,730,000	7,133,800
		22,916,200
Healthcare - 6.3%
AmeriPath, Inc. 10.5% 4/1/13	10,195,000	10,322,438
AmerisourceBergen Corp.:
7.25% 11/15/12	5,370,000	5,477,400
8.125% 9/1/08	620,000	666,500
Biovail Corp. yankee 7.875% 4/1/10	7,010,000	6,887,325
Concentra Operating Corp.:
9.125% 6/1/12 (e)	800,000	836,000
9.5% 8/15/10	2,145,000	2,284,425
Fisher Scientific International, Inc.:
8% 9/1/13	2,870,000	3,070,900
8.125% 5/1/12	875,000	934,063
Genesis HealthCare Corp. 8% 10/15/13 (e)	5,650,000	5,805,375
HealthSouth Corp.:
8.375% 10/1/11	2,545,000	2,462,288
8.5% 2/1/08	2,545,000	2,500,463
Mariner Health Care, Inc. 8.25% 12/15/13 (e)	6,030,000	6,090,300
Omega Healthcare Investors, Inc. 7% 4/1/14 (e)	3,970,000	3,731,800
PacifiCare Health Systems, Inc. 10.75% 6/1/09	5,205,000	5,933,700
PerkinElmer, Inc. 8.875% 1/15/13	6,665,000	7,281,513
Psychiatric Solutions, Inc. 10.625% 6/15/13	6,335,000	7,221,900
Senior Housing Properties Trust:
7.875% 4/15/15	2,320,000	2,372,200
8.625% 1/15/12	7,850,000	8,517,250
Tenet Healthcare Corp.:
6.375% 12/1/11	12,225,000	10,513,500
7.375% 2/1/13	5,085,000	4,627,350
Triad Hospitals, Inc. 7% 5/15/12 (e)	3,270,000	3,286,350
UAP Holding Corp. 0% 7/15/12 (d)(e)	6,050,000	4,719,000
		105,542,040
Homebuilding/Real Estate - 3.9%
American Real Estate Partners/American Real Estate Finance Corp. 8.125% 6/1/12 (e)	8,230,000	8,394,600
Beazer Homes USA, Inc.:
6.5% 11/15/13	860,000	812,700
8.375% 4/15/12	4,080,000	4,314,600
K. Hovnanian Enterprises, Inc.:
6.5% 1/15/14	3,595,000	3,325,375
8.875% 4/1/12	3,040,000	3,222,400
KB Home:
7.75% 2/1/10	9,585,000	9,872,550
8.625% 12/15/08	1,310,000	1,401,700

	Principal Amount	Value (Note 1)
Meritage Corp. 7% 5/1/14	$ 3,370,000	$ 3,201,500
Standard Pacific Corp.:
5.125% 4/1/09	3,030,000	2,863,350
6.5% 10/1/08	2,510,000	2,522,550
6.875% 5/15/11	2,080,000	2,038,400
Technical Olympic USA, Inc.:
7.5% 3/15/11	5,110,000	4,701,200
9% 7/1/10	1,110,000	1,132,200
10.375% 7/1/12	4,125,000	4,290,000
WCI Communities, Inc. 7.875% 10/1/13	4,285,000	4,338,563
William Lyon Homes, Inc.:
7.5% 2/15/14 (e)	5,645,000	5,320,413
10.75% 4/1/13	3,515,000	3,866,500
		65,618,601
Hotels - 0.3%
Host Marriott LP 7.125% 11/1/13	5,655,000	5,541,900
Insurance - 0.6%
Crum & Forster Holdings Corp. 10.375% 6/15/13	6,290,000	6,808,925
TIG Capital Trust I 8.597% 1/15/27 (e)	4,955,000	4,063,100
		10,872,025
Leisure - 3.0%
Royal Caribbean Cruises Ltd.:
6.875% 12/1/13	2,050,000	2,024,375
8% 5/15/10	3,285,000	3,531,375
Six Flags, Inc.:
8.875% 2/1/10	11,320,000	11,263,400
9.75% 4/15/13	4,240,000	4,261,200
Speedway Motorsports, Inc.:
6.75% 6/1/13	2,475,000	2,499,750
6.75% 6/1/13 (e)	5,120,000	5,171,200
Town Sports International Holdings, Inc. 0% 2/1/14 (d)(e)	3,870,000	1,741,500
Town Sports International, Inc. 9.625% 4/15/11	8,980,000	8,710,600
Universal City Development Partners Ltd./UCDP Finance, Inc. 11.75% 4/1/10	9,820,000	11,366,650
		50,570,050
Metals/Mining - 1.9%
Arch Western Finance LLC 6.75% 7/1/13 (e)	470,000	470,000
Compass Minerals International, Inc.:
0% 12/15/12 (d)	5,940,000	4,692,600
0% 6/1/13 (d)	9,470,000	7,291,900
CONSOL Energy, Inc. 7.875% 3/1/12	975,000	1,004,250
Freeport-McMoRan Copper & Gold, Inc. 10.125% 2/1/10	10,025,000	11,127,750
Peabody Energy Corp. 6.875% 3/15/13	3,440,000	3,483,000
Wise Metals Group LLC/Alloys Finance 10.25% 5/15/12 (e)	3,130,000	3,208,250
		31,277,750
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
Paper - 3.8%
Abitibi-Consolidated, Inc.:
5.02% 6/15/11 (e)(f)	$ 2,830,000	$ 2,861,838
7.75% 6/15/11 (e)	2,830,000	2,844,150
Bowater, Inc. 4.52% 3/15/10 (f)	4,620,000	4,637,325
Buckeye Technologies, Inc. 8.5% 10/1/13	3,825,000	3,882,375
Cellu Tissue Holdings, Inc. 9.75% 3/15/10 (e)	2,620,000	2,515,200
Georgia-Pacific Corp.:
8% 1/15/14	3,730,000	4,037,725
8.125% 5/15/11	2,070,000	2,282,175
8.875% 2/1/10	1,465,000	1,659,113
9.375% 2/1/13	2,620,000	2,993,350
Graphic Packaging International, Inc. 8.5% 8/15/11	1,205,000	1,289,350
Norske Skog Canada Ltd.:
7.375% 3/1/14	2,040,000	1,968,600
8.625% 6/15/11	10,765,000	11,410,900
Stone Container Corp.:
8.375% 7/1/12	8,805,000	9,201,225
9.75% 2/1/11	2,195,000	2,414,500
Tembec Industries, Inc.:
7.75% 3/15/12	1,095,000	1,056,675
8.5% 2/1/11	4,755,000	4,802,550
yankee 8.625% 6/30/09	4,700,000	4,758,750
		64,615,801
Publishing/Printing - 0.9%
Houghton Mifflin Co.:
8.25% 2/1/11	2,615,000	2,628,075
9.875% 2/1/13	4,835,000	4,847,088
The Reader's Digest Association, Inc. 6.5% 3/1/11	7,270,000	7,142,775
		14,617,938
Railroad - 1.7%
Kansas City Southern Railway Co.:
7.5% 6/15/09	13,155,000	13,155,000
9.5% 10/1/08	150,000	161,250
TFM SA de CV yankee 11.75% 6/15/09	14,915,000	14,616,700
		27,932,950
Restaurants - 0.2%
Friendly Ice Cream Corp. 8.375% 6/15/12 (e)	3,165,000	3,085,875
Services - 1.2%
Cornell Companies, Inc. 10.75% 7/1/12 (e)	2,880,000	2,952,000
Iron Mountain, Inc.:
6.625% 1/1/16	2,465,000	2,230,825
8.625% 4/1/13	3,035,000	3,217,100
JohnsonDiversey Holdings, Inc. 0% 5/15/13 (d)	3,210,000	2,471,700

	Principal Amount	Value (Note 1)
UGS Corp. 10% 6/1/12 (e)	$ 5,630,000	$ 5,967,800
United Rentals North America, Inc. 7.75% 11/15/13	3,980,000	3,761,100
		20,600,525
Shipping - 4.9%
CHC Helicopter Corp. 7.375% 5/1/14 (e)	2,410,000	2,349,750
General Maritime Corp. 10% 3/15/13	6,680,000	7,398,100
Horizon Lines LLC 9% 11/1/12 (e)	1,540,000	1,568,875
OMI Corp. 7.625% 12/1/13	9,225,000	9,040,500
Overseas Shipholding Group, Inc. 8.25% 3/15/13	4,745,000	5,077,150
Ship Finance International Ltd. 8.5% 12/15/13 (e)	25,180,000	24,298,678
Teekay Shipping Corp. 8.875% 7/15/11	17,723,000	19,495,300
United Rentals North America, Inc.:
6.5% 2/15/12	11,130,000	10,517,850
7% 2/15/14	2,335,000	2,083,988
		81,830,191
Steels - 2.8%
AK Steel Corp.:
7.75% 6/15/12	3,070,000	2,763,000
7.875% 2/15/09	2,600,000	2,418,000
Allegheny Technologies, Inc. 8.375% 12/15/11	6,820,000	6,854,100
CSN Islands VII Corp. 10.75% 9/12/08 (e)	5,755,000	5,970,813
CSN Islands VIII Corp. 9.75% 12/16/13 (e)	3,100,000	2,790,000
Gerdau AmeriSteel Corp./GUSAP Partners 10.375% 7/15/11	10,130,000	11,218,975
International Steel Group, Inc. 6.5% 4/15/14 (e)	6,460,000	6,040,100
Ispat Inland ULC 9.75% 4/1/14 (e)	8,655,000	8,914,650
		46,969,638
Super Retail - 2.0%
Asbury Automotive Group, Inc.:
8% 3/15/14	2,910,000	2,779,050
9% 6/15/12	8,545,000	8,673,175
Barneys, Inc. 9% 4/1/08	4,290,000	4,461,600
J. Crew Intermediate LLC 0% 5/15/08 (d)	4,205,000	3,616,300
Nebraska Book Co., Inc. 8.625% 3/15/12	2,530,000	2,479,400
Sonic Automotive, Inc. 8.625% 8/15/13	3,750,000	3,890,625
Toys 'R' US, Inc. 7.875% 4/15/13	8,735,000	8,691,325
		34,591,475
Supermarkets - 0.3%
Stater Brothers Holdings, Inc. 5.06% 6/15/10 (e)(f)	5,470,000	5,558,888
Technology - 3.5%
Amkor Technology, Inc.:
7.125% 3/15/11 (e)	5,490,000	5,119,425
7.75% 5/15/13	3,385,000	3,190,363
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
Technology - continued
Celestica, Inc. 7.875% 7/1/11	$ 5,700,000	$ 5,785,500
Flextronics International Ltd. 6.5% 5/15/13	7,845,000	7,629,263
Lucent Technologies, Inc.:
5.5% 11/15/08	7,675,000	7,233,688
6.45% 3/15/29	2,935,000	2,245,275
United Agriculture Products, Inc. 8.25% 12/15/11 (e)	5,470,000	5,934,950
Viasystems, Inc. 10.5% 1/15/11 (e)	2,880,000	3,038,400
Xerox Capital Trust I 8% 2/1/27	5,940,000	5,435,100
Xerox Corp. 7.625% 6/15/13	12,590,000	12,904,750
		58,516,714
Telecommunications - 8.3%
Alaska Communications Systems Holdings, Inc. 9.375% 5/15/09	3,825,000	3,853,688
American Cellular Corp. 10% 8/1/11	5,440,000	4,732,800
Centennial Cellular Operating Co. LLC/Centennial Finance Corp. 10.75% 12/15/08	6,413,000	6,637,455
Centennial Communications Corp./Centennial Cellular Operating Co. LLC/Centennial Puerto Rico Operations Corp. 8.125% 2/1/14 (e)	5,060,000	4,693,150
Cincinnati Bell, Inc. 8.375% 1/15/14	790,000	707,050
Crown Castle International Corp. 7.5% 12/1/13	3,170,000	3,138,300
Empresa Brasil de Telecomm SA 11% 12/15/08 (e)	5,405,000	5,837,400
Eschelon Operating Co. 8.375% 3/15/10	4,470,000	3,665,400
Innova S. de R.L. 9.375% 9/19/13	9,160,000	9,618,000
Millicom International Cellular SA 10% 12/1/13 (e)	13,140,000	13,271,400
Nextel Communications, Inc.:
5.95% 3/15/14	2,285,000	2,102,200
6.875% 10/31/13	13,240,000	13,041,400
Primus Telecommunications Group, Inc. 8% 1/15/14	4,605,000	3,960,300
Qwest Capital Funding, Inc. 7% 8/3/09	4,405,000	3,920,450
Qwest Corp. 9.125% 3/15/12 (e)	8,605,000	9,293,400
Qwest Services Corp.:
13.5% 12/15/10 (e)	14,550,000	16,878,000
14% 12/15/14 (e)	6,380,000	7,624,100
Rogers Wireless, Inc.:
6.375% 3/1/14	3,975,000	3,647,063
9.625% 5/1/11	7,345,000	8,189,675
Triton PCS, Inc.:
8.5% 6/1/13	835,000	789,075
8.75% 11/15/11	5,490,000	4,529,250
9.375% 2/1/11	2,310,000	1,975,050
U.S. West Capital Funding, Inc. 6.375% 7/15/08	3,985,000	3,566,575

	Principal Amount	Value (Note 1)
U.S. West Communications:
7.2% 11/10/26	$ 895,000	$ 769,700
7.5% 6/15/23	3,535,000	3,110,800
		139,551,681
TOTAL NONCONVERTIBLE BONDS		1,548,498,160
TOTAL CORPORATE BONDS (Cost $1,534,663,581)		1,556,091,160
Commercial Mortgage Securities - 0.3%

Banc of America Commercial Mortgage, Inc. Series 2003-2:
Class BWD, 6.947% 10/11/37 (e)	616,000	588,856
Class BWE, 7.226% 10/11/37 (e)	833,000	796,260
Class BWF, 7.55% 10/11/37 (e)	735,376	702,859
Class BWG, 8.155% 10/11/37 (e)	711,258	673,919
Class BWH, 9.073% 10/11/37 (e)	372,000	358,428
Class BWJ, 9.99% 10/11/37 (e)	615,000	592,206
Class BWK, 10.676% 10/11/37 (e)	479,000	459,860
Class BWL, 10.1596% 10/11/37 (e)	799,000	706,456
LB Multi-family Mortgage Trust Series 1991-4 Class A1, 6.9944% 4/25/21 (e)(f)	261,068	232,351
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $5,103,373)		5,111,195
Common Stocks - 0.1%
	Shares
Homebuilding/Real Estate - 0.1%
Swerdlow Real Estate Group LLC (a)(h)	159,600	1,462,415
Super Retail - 0.0%
Barneys, Inc. warrants 4/1/08 (a)	5,020	175,700
Textiles & Apparel - 0.0%
Arena Brands Holding Corp. Class B (h)	48,889	590,579
TOTAL COMMON STOCKS (Cost $5,402,020)		2,228,694
Nonconvertible Preferred Stocks - 0.2%

Broadcasting - 0.2%
Granite Broadcasting Corp. 12.75% pay-in-kind (a)	5,005	2,802,800
Cable TV - 0.0%
PTV, Inc. Series A, 10.00%	377	3,016
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $3,248,629)		2,805,816
Floating Rate Loans - 2.9%
	Principal Amount	Value (Note 1)
Cable TV - 0.7%
Hilton Head Communications LP Tranche B term loan 5.5% 3/31/08 (f)	$ 7,000,000	$ 6,702,500
Olympus Cable Holdings LLC Tranche A term loan 5.5% 6/30/10 (f)	5,500,000	5,307,500
		12,010,000
Electric Utilities - 1.2%
Allegheny Energy Supply Co. LLC Tranche C term loan 5.6228% 6/8/11 (f)	4,400,000	4,477,000
Astoria Energy LLC term loan:
6.8518% 4/15/12 (f)	5,200,000	5,252,000
10.3363% 4/15/12 (f)	3,340,000	3,431,850
Riverside Energy Center LLC:
Credit-Linked Deposit 6.02% 6/24/11 (f)	284,611	285,678
term loan 6.02% 6/24/11 (f)	6,415,389	6,439,447
		19,885,975
Hotels - 0.7%
Wyndham International, Inc. term loan:
5.9375% 6/30/06 (f)	10,005,783	9,880,710
6.9375% 4/1/06 (f)	2,222,659	2,217,103
		12,097,813
Telecommunications - 0.3%
Qwest Corp. Tranche B term loan 6.95% 6/30/10 (f)	4,500,000	4,443,750
TOTAL FLOATING RATE LOANS (Cost $46,428,644)		48,437,538
Money Market Funds - 2.8%
	Shares
Fidelity Cash Central Fund, 1.16% (b) (Cost $47,944,081)	47,944,081	47,944,081
Cash Equivalents - 0.9%
	Maturity Amount	Value (Note 1)
Investments in repurchase agreements (Collateralized by U.S. Treasury Obligations, in a joint trading account at 1.3%, dated 6/30/04 due 7/1/04) (Cost $15,113,000)	$ 15,113,545	$ 15,113,000
TOTAL INVESTMENT PORTFOLIO - 99.6% (Cost $1,657,903,328)		1,677,731,484
NET OTHER ASSETS - 0.4%		6,697,313
NET ASSETS - 100%		$ 1,684,428,797
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Non-income producing - issuer filed for bankruptcy or is in default of interest payments.
(d) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $418,863,016 or 24.9% of net assets.

(f) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,052,994 or 0.1% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Arena Brands Holding Corp. Class B	6/18/97	$ 1,974,627
Swerdlow Real Estate Group LLC	1/15/99	$ 7,697,348
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $1,236,906,557 and $1,587,548,635, respectively.

The fund participated in the interfund lending program as a borrower. The average daily loan balance during the period for which loans were outstanding amounted to $18,879,667. The weighted average interest rate was 1.13%. Interest expense includes $7,133 paid under the interfund lending program. At period end there were no interfund loans outstanding.

The fund participated in the bank borrowing program. The average daily loan balance during the period for which loans were outstanding amounted to $5,077,500. The weighted average interest rate was 1.25%. Interest expense includes $352 paid under the bank borrowing program. At period end, there were no bank borrowings outstanding.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	83.8%
Canada	5.1%
Marshall Islands	2.1%
France	1.7%
United Kingdom	1.5%
Mexico	1.5%
Luxembourg	1.4%
Others (individually less than 1%)	2.9%
100.0%
The fund invested in loans and loan participations, trade claims or other receivables. At period end the value of these investments amounted to $48,437,538 or 2.9% of net assets.
Income Tax Information

At December 31, 2003, the fund had a capital loss carryforward of approximately $1,222,565,000 of which $361,530,000, $772,554,000 and $88,481,000 will expire on December 31, 2008, 2009 and 2010, respectively.

See accompanying notes which are an integral part of the financial statements.

High Income Portfolio

Fidelity Variable Insurance Products: High Income Portfolio

Financial Statements

Statement of Assets and Liabilities

June 30, 2004 (Unaudited)
Assets
Investment in securities, at value (including repurchase agreements of $15,113,000) (cost $1,657,903,328) - See accompanying schedule		$ 1,677,731,484
Receivable for investments sold		44,535,953
Receivable for fund shares sold		133,689
Interest receivable		29,246,187
Prepaid expenses		4,646
Other receivables		27,534
Total assets		1,751,679,493
Liabilities
Payable to custodian bank	$ 3,734
Payable for investments purchased
Regular delivery	58,328,576
Delayed delivery	5,888,861
Payable for fund shares redeemed	1,962,438
Accrued management fee	806,598
Distribution fees payable	40,451
Other affiliated payables	149,055
Other payables and accrued expenses	70,983
Total liabilities		67,250,696
Net Assets		$ 1,684,428,797
Net Assets consist of:
Paid in capital		$ 2,747,239,891
Undistributed net investment income		79,363,058
Accumulated undistributed net realized gain (loss) on investments		(1,162,002,875)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		19,828,723
Net Assets		$ 1,684,428,797
Calculation of Maximum Offering Price Initial Class: Net Asset Value, offering price and redemption price per share ($1,292,435,434 ÷ 201,076,965 shares)		$ 6.43
Service Class: Net Asset Value, offering price and redemption price per share ($327,082,698 ÷ 51,081,390 shares)		$ 6.40
Service Class 2: Net Asset Value, offering price and redemption price per share ($64,687,377 ÷ 10,190,774 shares)		$ 6.35
Initial Class R: Net Asset Value, offering price and redemption price per share ($74,448 ÷ 11,592 shares)		$ 6.42
Service Class R: Net Asset Value, offering price and redemption price per share ($74,433 ÷ 11,628 shares)		$ 6.40
Service Class 2R: Net Asset Value, offering price and redemption price per share ($74,407 ÷ 11,719 shares)		$ 6.35

Statement of Operations

Six months ended June 30, 2004 (Unaudited)
Investment Income
Dividends		$ 732,961
Interest		76,126,361
Total income		76,859,322

Expenses
Management fee	$ 5,364,801
Transfer agent fees	628,211
Distribution fees	275,849
Accounting fees and expenses	353,362
Non-interested trustees' compensation	4,798
Custodian fees and expenses	32,074
Registration fees	4,070
Audit	33,201
Legal	8,989
Interest	7,485
Miscellaneous	52,357
Total expenses before reductions	6,765,197
Expense reductions	(896)	6,764,301
Net investment income (loss)		70,095,021
Realized and Unrealized Gain (Loss) Net realized gain (loss) on investment securities		62,024,615
Change in net unrealized appreciation (depreciation) on: Investment securities	(119,300,805)
Assets and liabilities in foreign currencies	60
Total change in net unrealized appreciation (depreciation)		(119,300,745)
Net gain (loss)		(57,276,130)
Net increase (decrease) in net assets resulting from operations		$ 12,818,891

See accompanying notes which are an integral part of the financial statements.

High Income Portfolio

Statement of Changes in Net Assets

	Six months ended June 30, 2004 (Unaudited)	Year ended December 31, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 70,095,021	$ 147,560,195
Net realized gain (loss)	62,024,615	93,505,636
Change in net unrealized appreciation (depreciation)	(119,300,745)	182,813,372
Net increase (decrease) in net assets resulting from operations	12,818,891	423,879,203
Distributions to shareholders from net investment income	(155,517,698)	(110,937,981)
Share transactions - net increase (decrease)	(260,897,261)	336,533,161
Total increase (decrease) in net assets	(403,596,068)	649,474,383

Net Assets
Beginning of period	2,088,024,865	1,438,550,482
End of period (including undistributed net investment income of $79,363,058 and undistributed net investment income of $164,989,590, respectively)	$ 1,684,428,797	$ 2,088,024,865
Other Information:
Share Transactions	Six months ended June 30, 2004 (Unaudited)
	Initial Class	Service Class	Service Class 2	Initial Class R A	Service Class R A	Service Class 2R A
Shares Sold	27,421,158	14,128,861	5,151,567	11,592	11,628	11,719
Reinvested	18,412,464	4,720,558	928,353	-	-	-
Redeemed	(74,123,823)	(28,184,527)	(7,010,199)	-	-	-
Net increase (decrease)	(28,290,201)	(9,335,108)	(930,279)	11,592	11,628	11,719
Dollars Sold	$ 179,057,763	$ 92,291,089	$ 33,350,440	$ 75,000	$ 75,000	$ 75,000
Reinvested	119,128,639	30,447,599	5,941,460	-	-	-
Redeemed	(490,664,314)	(185,476,858)	(45,198,079)	-	-	-
Net increase (decrease)	$ (192,477,912)	$ (62,738,170)	$ (5,906,179)	$ 75,000	$ 75,000	$ 75,000

Share Transactions			Year ended December 31, 2003
	Initial Class	Service Class	Service Class 2	Initial Class R	Service Class R	Service Class 2R
Shares Sold	187,111,620	59,201,139	17,709,351	-	-	-
Reinvested	15,863,052	3,574,368	424,961	-	-	-
Redeemed	(166,651,099)	(46,461,897)	(12,553,214)	-	-	-
Net increase (decrease)	36,323,573	16,313,610	5,581,098	-	-	-
Dollars Sold	$ 1,162,830,605	$ 370,826,801	$ 111,025,684	$ -	$ -	$ -
Reinvested	88,674,463	19,909,232	2,354,286	-	-	-
Redeemed	(1,045,910,689)	(293,649,573)	(79,527,648)	-	-	-
Net increase (decrease)	$ 205,594,379	$ 97,086,460	$ 33,852,322	$ -	$ -	$ -

Distributions	Six months ended June 30, 2004 (Unaudited)
	Initial Class	Service Class	Service Class 2	Initial Class R A	Service Class R A	Service Class 2R A
From net investment income	$ 119,128,639	$ 30,447,599	$ 5,941,460	$ -	$ -	$ -

			Year ended December 31, 2003
	Initial Class	Service Class	Service Class 2	Initial Class R	Service Class R	Service Class 2R
From net investment income	$ 88,674,463	$ 19,909,232	$ 2,354,286	$ -	$ -	$ -

A For the period April 14, 2004 (commencement of sale of shares) to June 30, 2004.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

	Six months ended June 30, 2004	Years ended December 31,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 6.95	$ 5.93	$ 6.41	$ 8.18	$ 11.32	$ 11.53
Income from Investment Operations
Net investment income (loss) E	.248	.520	.496 H	.774 G, H	1.123	1.095
Net realized and unrealized gain (loss)	(.198)	.980	(.306) H	(1.544) G, H	(3.513)	(.195)
Total from investment operations	.050	1.500	.190	(.770)	(2.390)	.900
Distributions from net investment income	(.570)	(.480)	(.670)	(1.000)	(.750)	(1.075)
Distributions from net realized gain	-	-	-	-	-	(.030)
Distributions in excess of net realized gain	-	-	-	-	-	(.005)
Total distributions	(.570)	(.480)	(.670)	(1.000)	(.750)	(1.110)
Net asset value, end of period	$ 6.43	$ 6.95	$ 5.93	$ 6.41	$ 8.18	$ 11.32
Total Return B, C, D	.67%	27.26%	3.44%	(11.73)%	(22.54)%	8.25%
Ratios to Average Net Assets F
Expenses before expense reductions	.70% A	.69%	.70%	.71%	.68%	.69%
Expenses net of voluntary waivers, if any	.70% A	.69%	.70%	.71%	.68%	.69%
Expenses net of all reductions	.70% A	.69%	.70%	.70%	.68%	.69%
Net investment income (loss)	7.59% A	8.25%	8.65% H	11.00% G, H	11.38%	9.80%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,292,436	$ 1,593,714	$ 1,145,562	$ 1,201,085	$ 1,467,250	$ 2,257,610
Portfolio turnover rate	139% A	130%	96%	138%	68%	82%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. G Effective January 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change. H As a result of a revision to reflect accretion of market discount using the interest method, certain amounts for the years ended December 31, 2002 and December 31, 2001 have been reclassified from what was previously reported. The impact of this change for the years ended December 31, 2002 and December 31, 2001 was a decrease to net investment income of $.017 and $.075 per share with a corresponding increase to net realized and unrealized gain (loss) per share, respectively. The ratio of net investment income to average net assets decreased from 8.95% and 12.08% to 8.65% and 11.00%, respectively. The reclassification has no impact on the net assets of the fund.

Financial Highlights - Service Class

	Six months ended June 30, 2004	Years ended December 31,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 6.92	$ 5.91	$ 6.38	$ 8.15	$ 11.29	$ 11.52
Income from Investment Operations
Net investment income (loss) E	.244	.513	.488 H	.758 G, H	1.102	1.074
Net realized and unrealized gain (loss)	(.204)	.967	(.288) H	(1.538) G, H	(3.502)	(.194)
Total from investment operations	.040	1.480	.200	(.780)	(2.400)	.880
Distributions from net investment income	(.560)	(.470)	(.670)	(.990)	(.740)	(1.075)
Distributions from net realized gain	-	-	-	-	-	(.030)
Distributions in excess of net realized gain	-	-	-	-	-	(.005)
Total distributions	(.560)	(.470)	(.670)	(.990)	(.740)	(1.110)
Net asset value, end of period	$ 6.40	$ 6.92	$ 5.91	$ 6.38	$ 8.15	$ 11.29
Total Return B, C, D	.52%	26.97%	3.62%	(11.90)%	(22.68)%	8.08%
Ratios to Average Net Assets F
Expenses before expense reductions	.80% A	.79%	.80%	.81%	.78%	.79%
Expenses net of voluntary waivers, if any	.80% A	.79%	.80%	.81%	.78%	.79%
Expenses net of all reductions	.80% A	.79%	.80%	.81%	.78%	.79%
Net investment income (loss)	7.49% A	8.15%	8.55% H	10.90% G, H	11.28%	9.69%
Supplemental Data
Net assets, end of period (000 omitted)	$ 327,083	$ 417,928	$ 260,489	$ 234,204	$ 227,549	$ 253,972
Portfolio turnover rate	139% A	130%	96%	138%	68%	82%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. G Effective January 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change. H As a result of a revision to reflect accretion of market discount using the interest method, certain amounts for the years ended December 31, 2002 and December 31, 2001 have been reclassified from what was previously reported. The impact of this change for the years ended December 31, 2002 and December 31, 2001 was a decrease to net investment income of $.017 and $.075 per share with a corresponding increase to net realized and unrealized gain (loss) per share, respectively. The ratio of net investment income to average net assets decreased from 8.85% and 11.97% to 8.55% and 10.90%, respectively. The reclassification has no impact on the net assets of the fund.

See accompanying notes which are an integral part of the financial statements.

High Income Portfolio

Financial Highlights - Service Class 2

	Six months ended June 30, 2004	Years ended December 31,
	(Unaudited)	2003	2002	2001	2000 F
Selected Per-Share Data
Net asset value, beginning of period	$ 6.87	$ 5.87	$ 6.36	$ 8.13	$ 11.14
Income from Investment Operations
Net investment income (loss) E	.236	.501	.472 I	.716 H, I	.936
Net realized and unrealized gain (loss)	(.196)	.959	(.292) I	(1.496) H, I	(3.206)
Total from investment operations	.040	1.460	.180	(.780)	(2.270)
Distributions from net investment income	(.560)	(.460)	(.670)	(.990)	(.740)
Net asset value, end of period	$ 6.35	$ 6.87	$ 5.87	$ 6.36	$ 8.13
Total Return B, C, D	.52%	26.75%	3.30%	(11.93)%	(21.83)%
Ratios to Average Net Assets G
Expenses before expense reductions	.96% A	.95%	.97%	.98%	1.01% A
Expenses net of voluntary waivers, if any	.96% A	.95%	.97%	.98%	1.01% A
Expenses net of all reductions	.96% A	.95%	.97%	.98%	1.01% A
Net investment income (loss)	7.33% A	7.99%	8.38% I	10.73% H, I	11.04% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 64,687	$ 76,383	$ 32,499	$ 16,508	$ 4,742
Portfolio turnover rate	139% A	130%	96%	138%	68%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F For the period January 12, 2000 (commencement of sale of shares) to December 31, 2000. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Effective January 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change. I As a result of a revision to reflect accretion of market discount using the interest method, certain amounts for the years ended December 31, 2002 and December 31, 2001 have been reclassified from what was previously reported. The impact of this change for the years ended December 31, 2002 and December 31, 2001 was a decrease to net investment income of $.017 and $.072 per share with a corresponding increase to net realized and unrealized gain (loss) per share, respectively. The ratio of net investment income to average net assets decreased from 8.68% and 11.81% to 8.38% and 10.73%, respectively. The reclassification has no impact on the net assets of the fund.

Financial Highlights - Initial Class R

Six months ended June 30, 2004 F
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 6.47
Income from Investment Operations
Net investment income (loss) E	.101
Net realized and unrealized gain (loss)	(.151)
Total from investment operations	(.050)
Net asset value, end of period	$ 6.42
Total Return B, C, D	.51%
Ratios to Average Net Assets G
Expenses before expense reductions	.71% A
Expenses net of voluntary waivers, if any	.71% A
Expenses net of all reductions	.71% A
Net investment income (loss)	7.58% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 75
Portfolio turnover rate	139% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F For the period April 14, 2004 (commencement of sale of shares) to June 30, 2004. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

High Income Portfolio

Financial Highlights - Service Class R

Six months ended June 30, 2004 F
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 6.45
Income from Investment Operations
Net investment income (loss) E	.100
Net realized and unrealized gain (loss)	(.150)
Total from investment operations	(.050)
Net asset value, end of period	$ 6.40
Total Return B, C, D	.52%
Ratios to Average Net Assets G
Expenses before expense reductions	.81% A
Expenses net of voluntary waivers, if any	.81% A
Expenses net of all reductions	.81% A
Net investment income (loss)	7.48% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 74
Portfolio turnover rate	139% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F For the period April 14, 2004 (commencement of sale of shares) to June 30, 2004. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Service Class 2R

Six months ended June 30, 2004 F
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 6.40
Income from Investment Operations
Net investment income (loss) E	.097
Net realized and unrealized gain (loss)	(.147)
Total from investment operations	(.050)
Net asset value, end of period	$ 6.35
Total Return B, C, D	.52%
Ratios to Average Net Assets G
Expenses before expense reductions	.97% A
Expenses net of voluntary waivers, if any	.97% A
Expenses net of all reductions	.97% A
Net investment income (loss)	7.32% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 74
Portfolio turnover rate	139% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F For the period April 14, 2004 (commencement of sale of shares) to June 30, 2004. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2004 (Unaudited)

1. Significant Accounting Policies.

High Income Portfolio (the fund) is a fund of Variable Insurance Products Fund (the trust) (referred to in this report as Fidelity Variable Insurance Products: High Income Portfolio) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares, Initial Class R shares, Service Class R shares, and Service Class 2R shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Debt securities, including restricted securities, for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. Equity securities, including restricted securities, for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to prior period premium and discount on debt securities, market discount, partnerships, non-taxable dividends, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 58,226,644	|
Unrealized depreciation	(32,829,997)
Net unrealized appreciation (depreciation)	$ 25,396,647
Cost for federal income tax purposes	$ 1,652,334,837

Trading (Redemption) Fees. Initial Class R shares, Service Class R shares and Service Class 2R shares held less than 60 days are subject to a redemption fee equal to 1% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the fund and accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Delayed Delivery Transactions and When-Issued Securities. The fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the fund's Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments that obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. Information regarding loans and other direct debt instruments is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

High Income Portfolio

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the fund's average net assets and a group fee rate that averaged .13% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .58% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' and Service Class R's average net assets and .25% of Service Class 2's and Service Class 2R's average net assets.

For the period, each class paid FDC the following amounts, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services:

Service Class	$ 184,449	|
Service Class 2	91,344
Service Class R	16
Service Class 2R	40
	$ 275,849

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each account. FIIOC pays a portion of the expenses related to the typesetting, printing and mailing of shareholder reports, except proxy statements. Each class pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of their month end net assets. For the period, the total transfer agent fees paid by each class to FIIOC, including out of pocket expenses, were as follows:

Initial Class	$ 478,335	|
Service Class	122,089
Service Class 2	27,751
Initial Class R	12
Service Class R	12
Service Class 2R	12
	$ 628,211

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $237,616 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating funds. Information regarding the fund's participation in the program is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Bank Borrowings.

The fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. Information regarding the fund's participation in the program is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $158 for the period. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $738.

8. Other Information.

At the end of the period, FMR or its affiliates were the owners of record of 20% of the total outstanding shares of the fund and two otherwise unaffiliated shareholders were the owners of record of 49% of the total outstanding shares of the fund.

High Income Portfolio

Semiannual Report

High Income Portfolio

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Far East) Inc.

Fidelity Investments Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Shareholder Servicing Agent

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Custodian

The Bank of New York
New York, NY

VIPHIR-SANN-0804
1.803537.100

Fidelity® Variable Insurance Products:

Overseas Portfolio - Class R

Semiannual Report

June 30, 2004

(2_fidelity_logos) (Registered_Trademark)

Contents

Investment Summary	3	A summary of the fund's investments at period end.
Investments	4	A complete list of the fund's investments with their market values.
Financial Statements	8	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	13	Notes to the financial statements.

For a free copy of the fund's proxy voting guidelines, call 800-221-5207 or visit the Securities and Exchange Commission (SEC)'s web site at www.sec.gov.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

Overseas Portfolio

Fidelity Variable Insurance Products: Overseas Portfolio

Investment Summary

Top Five Stocks as of June 30, 2004
% of fund's net assets
Vodafone Group PLC (United Kingdom)	3.9
Deutsche Telekom AG sponsored ADR (Germany)	3.4
Total SA Series B (France)	2.8
HSBC Holdings PLC (United Kingdom) (Reg.) (United Kingdom)	2.0
Allianz AG (Reg.) (Germany)	1.8
13.9
Top Five Market Sectors as of June 30, 2004
% of fund's net assets
Financials	24.6
Information Technology	12.9
Telecommunication Services	12.2
Consumer Discretionary	12.1
Energy	9.5
Top Five Countries as of June 30, 2004
(excluding cash equivalents)	% of fund's net assets
Japan	18.6
United Kingdom	17.8
France	10.4
Germany	10.2
Switzerland	6.2

Semiannual Report

Fidelity Variable Insurance Products: Overseas Portfolio

Investments June 30, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 91.0%
	Shares	Value (Note 1)
Australia - 1.7%
CSL Ltd.	698,840	$ 10,892,529
Newcrest Mining Ltd.	149,871	1,443,487
News Corp. Ltd. sponsored ADR	693,600	22,805,568
TOTAL AUSTRALIA		35,141,584
Belgium - 0.2%
Fortis	215,200	4,776,734
Bermuda - 0.1%
Golar LNG Ltd. (a)	101,400	1,565,944
Brazil - 0.1%
Petroleo Brasileiro SA Petrobras sponsored ADR	47,300	1,327,711
Canada - 3.7%
Agnico-Eagle Mines Ltd.	99,100	1,320,194
Bombardier, Inc. Class B (sub. vtg.)	961,400	2,897,390
Canadian Natural Resources Ltd.	229,700	6,896,683
EnCana Corp.	565,100	24,410,422
Kinross Gold Corp. (a)	975,100	5,424,126
Meridian Gold, Inc. (a)	119,300	1,543,682
Petro-Canada	26,900	1,162,595
Precision Drilling Corp. (a)	94,800	4,529,278
Talisman Energy, Inc.	1,272,100	27,751,788
Wheaton River Minerals Ltd. (a)	835,200	2,341,741
TOTAL CANADA		78,277,899
China - 0.6%
BYD Co. Ltd. (H Shares)	683,600	2,020,177
China Telecom Corp. Ltd. sponsored ADR	200,280	7,067,881
Global Bio-Chem Technology Group Co. Ltd.	4,130,000	2,991,679
Global Bio-Chem Technology Group Co. Ltd. warrants 5/31/07 (a)	516,250	33,756
People's Food Holdings Ltd.	1,700,000	1,118,226
TOTAL CHINA		13,231,719
Denmark - 1.0%
Coloplast AS Series B	27,200	2,571,007
Danske Bank AS	163,300	3,878,971
Novo Nordisk AS Series B	110,100	5,682,243
TDC AS	283,900	9,247,785
TOTAL DENMARK		21,380,006
Finland - 0.5%
Nokia Corp.	682,200	9,919,188
France - 10.4%
Alcatel SA sponsored ADR (a)	813,300	12,598,017
Assurances Generales France SA (Bearer)	51,100	3,111,715
AXA SA	710,604	15,732,773
BNP Paribas SA	376,602	23,217,807
Business Objects SA sponsored ADR (a)	158,400	3,584,592
Credit Agricole SA	113,400	2,766,053

	Shares	Value (Note 1)
Dassault Systemes SA	113,914	$ 5,294,604
France Telecom SA	709,661	18,649,891
L'Oreal SA	162,395	13,002,438
Pernod-Ricard	96,600	12,382,184
Peugeot Citroen SA	47,200	2,634,756
Sanofi-Synthelabo SA sponsored ADR	518,200	16,577,218
Television Francaise 1 SA	96,500	3,047,030
Total SA Series B	308,800	59,339,008
Vivendi Universal SA sponsored ADR (a)	928,000	25,891,200
TOTAL FRANCE		217,829,286
Germany - 8.8%
Adidas-Salomon AG	75,759	9,066,788
Allianz AG (Reg.)	350,800	38,090,211
Altana AG sponsored ADR	31,600	1,908,008
BASF AG	298,725	16,086,341
Deutsche Bank AG (NY Shares)	56,700	4,485,537
Deutsche Boerse AG	139,239	7,093,210
Deutsche Telekom AG sponsored ADR (a)	4,044,300	71,624,553
E.ON AG	72,544	5,258,715
Fresenius Medical Care AG	182,200	13,552,656
Infineon Technologies AG sponsored ADR (a)	185,800	2,526,880
Muenchener Rueckversicherungs-Gesellschaft AG (Reg.)	59,800	6,498,248
RWE AG	164,060	7,733,385
TOTAL GERMANY		183,924,532
Greece - 0.2%
Cosmote Mobile Telecommunications SA	159,500	2,509,388
Greek Organization of Football Prognostics SA	129,780	2,456,501
TOTAL GREECE		4,965,889
Hong Kong - 1.2%
Esprit Holdings Ltd.	221,000	988,859
Hong Kong Exchanges & Clearing Ltd.	1,952,000	4,004,205
Hutchison Whampoa Ltd.	950,600	6,489,840
Techtronic Industries Co. Ltd.	6,544,000	10,445,499
Television Broadcasts Ltd.	511,000	2,188,184
TOTAL HONG KONG		24,116,587
India - 2.7%
Bank of Baroda	501,743	1,637,554
Cipla Ltd.	633,000	2,918,891
Dr. Reddy's Laboratories Ltd.	151,900	2,427,592
Housing Development Finance Corp. Ltd.	1,107,583	12,457,448
I-Flex Solutions Ltd.	429,464	5,420,728
Infosys Technologies Ltd.	135,558	16,287,895
Reliance Industries Ltd.	367,900	3,438,135
Satyam Computer Services Ltd.	1,219,887	8,106,046
Common Stocks - continued
	Shares	Value (Note 1)
India - continued
State Bank of India	179,400	$ 1,760,364
Wipro Ltd.	86,289	998,681
TOTAL INDIA		55,453,334
Indonesia - 0.1%
PT Bank Mandiri Persero Tbk	14,066,000	1,758,250
Italy - 0.3%
ENI Spa	328,286	6,588,043
Japan - 18.0%
Advantest Corp.	63,200	4,296,021
Canon, Inc.	243,600	13,008,240
Daiwa Securities Group, Inc.	1,417,000	10,330,416
FamilyMart Co. Ltd.	276,700	9,159,907
Honda Motor Co. Ltd.	157,000	7,636,480
Ito Yokado Ltd.	622,000	27,010,906
JAFCO Co. Ltd.	247,800	19,194,561
KDDI Corp.	3,889	22,565,992
Kyocera Corp.	137,700	11,814,660
Millea Holdings, Inc.	529	7,968,977
Mizuho Financial Group, Inc.	5,570	25,638,481
Murata Manufacturing Co. Ltd.	181,500	10,497,815
Nikko Cordial Corp.	3,191,000	15,696,917
Nippon System Development Co. Ltd.	102,000	2,257,403
Nitto Denko Corp.	219,600	11,394,583
Nomura Holdings, Inc.	1,729,000	25,848,550
Nomura Research Institute Ltd.	20,200	2,184,555
Oriental Land Co. Ltd.	38,700	2,580,251
ORIX Corp.	92,700	10,775,108
Rohm Co. Ltd.	62,600	7,602,377
Seiyu Ltd. (a)	1,091,000	3,631,948
SMC Corp.	35,400	3,884,339
Softbank Corp.	94,200	4,204,594
Sumitomo Electric Industries Ltd.	852,000	8,817,930
Sumitomo Mitsui Financial Group, Inc.	4,997	34,757,044
TDK Corp.	98,500	7,584,002
Tokyo Electron Ltd.	206,800	11,768,845
Toyota Motor Corp.	631,800	25,783,758
UFJ Holdings, Inc. (a)	6,564	29,420,327
TOTAL JAPAN		377,314,987
Korea (South) - 2.6%
Honam Petrochemical Corp.	118,960	4,059,788
Kookmin Bank (a)	167,140	5,197,338
LG Electronics, Inc.	254,140	12,063,122
Samsung Electro-Mechanics Co. Ltd. (a)	183,200	5,196,883
Samsung Electronics Co. Ltd.	60,640	25,054,383
Shinhan Financial Group Co. Ltd.	261,240	3,801,501
TOTAL KOREA (SOUTH)		55,373,015
Malaysia - 0.1%
Public Bank BHD (For. Reg.)	1,452,250	2,522,329

	Shares	Value (Note 1)
Netherlands - 5.1%
Aegon NV	72,300	$ 873,835
ASML Holding NV (a)	1,780,174	30,458,777
EADS NV	105,300	2,938,338
ING Groep NV (Certificaten Van Aandelen)	832,324	19,726,079
Koninklijke Ahold NV (a)	461,300	3,658,109
Koninklijke KPN NV	845,606	6,455,945
Unilever NV (NY Shares)	237,400	16,264,274
VNU NV	547,525	15,939,467
Wolters Kluwer NV (Certificaten Van Aandelen)	514,275	9,357,970
TOTAL NETHERLANDS		105,672,794
Peru - 0.1%
Compania de Minas Buenaventura SA sponsored ADR	52,500	1,160,250
Portugal - 0.2%
Portugal Telecom SGPS SA (Reg.)	443,150	4,793,931
Russia - 0.8%
JSC MMC 'Norilsk Nickel' sponsored ADR	75,800	4,153,840
Lukoil Oil Co. sponsored ADR	39,300	4,106,850
OAO Gazprom sponsored ADR	136,600	3,920,420
YUKOS Corp. sponsored ADR	132,403	4,210,415
TOTAL RUSSIA		16,391,525
South Africa - 0.3%
Harmony Gold Mining Co. Ltd. sponsored ADR	172,600	1,827,834
MTN Group Ltd. (a)	904,583	4,190,267
TOTAL SOUTH AFRICA		6,018,101
Spain - 2.2%
Banco Bilbao Vizcaya Argentaria SA	184,900	2,476,034
Banco Popular Espanol SA (Reg.)	174,700	9,890,436
Banco Santander Central Hispano SA	1,208,868	12,693,114
Telefonica SA	1,446,462	21,518,533
TOTAL SPAIN		46,578,117
Sweden - 1.4%
Skandia Foersaekrings AB	355,200	1,474,918
Skandinaviska Enskilda Banken AB (A Shares)	269,900	3,915,342
Telefonaktiebolaget LM Ericsson ADR (a)	784,500	23,472,240
TOTAL SWEDEN		28,862,500
Switzerland - 6.2%
Actelion Ltd. (Reg.) (a)	22,893	2,638,540
Adecco SA	96,840	4,836,574
Compagnie Financiere Richemont unit	312,115	8,168,849
Credit Suisse Group (Reg.)	545,503	19,534,462
Novartis AG (Reg.)	782,531	34,822,629
Roche Holding AG (participation certificate)	242,968	24,114,000
Common Stocks - continued
	Shares	Value (Note 1)
Switzerland - continued
UBS AG (Reg.)	411,514	$ 29,242,185
Zurich Financial Services AG	43,940	6,954,646
TOTAL SWITZERLAND		130,311,885
Taiwan - 2.1%
High Tech Computer Corp.	639,000	2,798,123
Hon Hai Precision Industries Co. Ltd.	1,834,880	6,832,291
Quanta Computer, Inc.	2,701,000	5,752,800
Taishin Financial Holdings Co. Ltd.	1,668,000	1,376,336
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	312,200	2,594,382
United Microelectronics Corp. (a)	21,867,000	16,284,629
United Microelectronics Corp. sponsored ADR (a)	605,100	2,607,981
Yageo Corp. (a)	9,414,000	4,851,421
TOTAL TAIWAN		43,097,963
United Kingdom - 17.3%
3i Group PLC	663,873	7,398,085
Abbey National PLC	616,800	5,759,722
AstraZeneca PLC (United Kingdom)	497,100	22,687,644
Aviva PLC	266,300	2,756,840
BHP Billiton PLC	593,577	5,167,580
BP PLC	2,634,894	23,525,212
British Sky Broadcasting Group PLC (BSkyB)	310,800	3,517,220
Centrica PLC	1,630,900	6,661,497
Dixons Group PLC	5,328,300	16,019,846
Enterprise Inns PLC	281,200	2,941,788
Hilton Group PLC	2,014,800	10,117,407
HSBC Holdings PLC (United Kingdom) (Reg.)	2,842,849	42,591,564
ITV PLC	2,419,372	5,084,085
Kesa Electricals PLC	1,433,748	7,545,263
Lloyds TSB Group PLC	248,850	1,954,781
Man Group PLC	611,067	15,876,151
mmO2 PLC (a)	2,395,800	4,042,897
Prudential PLC	552,578	4,770,435
Reckitt Benckiser PLC	331,800	9,423,397
Reuters Group PLC	1,006,400	6,784,019
Rexam PLC	298,902	2,437,683
Rio Tinto PLC (Reg.)	642,180	15,741,437
Royal Bank of Scotland Group PLC	243,400	7,032,330
Shire Pharmaceuticals Group PLC sponsored ADR (a)	369,700	9,885,778
Smith & Nephew PLC	1,796,100	19,854,089
Tesco PLC	1,548,141	7,499,431
Vodafone Group PLC	37,316,904	82,470,360
William Hill PLC	189,500	1,910,061

	Shares	Value (Note 1)
Xstrata PLC	367,500	$ 4,927,799
Yell Group PLC	1,044,000	6,548,366
TOTAL UNITED KINGDOM		362,932,767
United States of America - 3.0%
ENSCO International, Inc.	288,900	8,406,990
Fox Entertainment Group, Inc. Class A (a)	83,900	2,240,130
Freeport-McMoRan Copper & Gold, Inc. Class B	285,900	9,477,585
Grant Prideco, Inc. (a)	373,900	6,902,194
Nabors Industries Ltd. (a)	110,200	4,983,244
Newmont Mining Corp.	31,700	1,228,692
NTL, Inc. (a)	230,100	13,258,362
Pride International, Inc. (a)	175,400	3,001,094
Synthes, Inc.	77,867	8,896,682
Weatherford International Ltd. (a)	113,100	5,087,238
Wellcare Group, Inc.	1,300	22,100
TOTAL UNITED STATES OF AMERICA		63,504,311
TOTAL COMMON STOCKS (Cost $1,535,585,706)		1,904,791,181
Nonconvertible Preferred Stocks - 0.8%

Germany - 0.8%
Fresenius Medical Care AG	129,900	6,969,161
Porsche AG (non-vtg.)	14,600	9,794,278
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $12,028,885)		16,763,439
Nonconvertible Bonds - 0.5%
		Principal Amount
United Kingdom - 0.5%
Telewest Communications PLC yankee:
0% 2/1/10 (c)(d)		$ 630,000	270,900
9.25% 4/15/09 (c)		1,680,000	772,800
9.875% 2/1/10 (c)		4,295,000	2,405,200
Telewest PLC:
11% 10/1/07 (c)		8,260,000	4,914,700
yankee 9.625% 10/1/06 (c)		2,960,000	1,687,200
TOTAL NONCONVERTIBLE BONDS (Cost $8,459,875)			10,050,800
Government Obligations - 1.2%

Germany - 0.6%
German Federal Republic:
4.25% 7/4/14	EUR	5,000,000	6,063,729
- principal STRIPS 0% 1/4/14	EUR	7,440,000	6,043,348
TOTAL GERMANY			12,107,077
Government Obligations - continued
		Principal Amount	Value (Note 1)
Japan - 0.6%
Japan Government 0.1% 8/20/05	JPY	1,352,700,000	$ 12,433,703
TOTAL GOVERNMENT OBLIGATIONS (Cost $24,480,193)			24,540,780
Money Market Funds - 12.5%
	Shares
Fidelity Cash Central Fund, 1.16% (b)	198,108,075	198,108,075
Fidelity Securities Lending Cash Central Fund, 1.18% (b)	63,694,061	63,694,061
TOTAL MONEY MARKET FUNDS (Cost $261,802,136)		261,802,136
TOTAL INVESTMENT PORTFOLIO - 106.0% (Cost $1,842,356,795)		2,217,948,336
NET OTHER ASSETS - (6.0)%		(124,745,779)
NET ASSETS - 100%		$ 2,093,202,557
Currency Abbreviations
EUR	-	European Monetary Unit
JPY	-	Japanese yen
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Non-income producing - issuer filed for bankruptcy or is in default of interest payments.
(d) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $870,741,019 and $787,320,568, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $502 for the period.
Income Tax Information

At December 31, 2003, the fund had a capital loss carryforward of approximately $606,700,000 of which $367,608,000, $191,786,000 and $47,306,000 will expire on December 31, 2009, 2010 and 2011, respectively.

See accompanying notes which are an integral part of the financial statements.

Overseas Portfolio

Fidelity Variable Insurance Products: Overseas Portfolio

Financial Statements

Statement of Assets and Liabilities

June 30, 2004 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $61,286,817) (cost $1,842,356,795) - See accompanying schedule		$ 2,217,948,336
Cash		5,534
Foreign currency held at value (cost $ 3,891,360)		3,846,270
Receivable for investments sold		536,942
Receivable for fund shares sold		5,995,097
Dividends receivable		2,338,233
Interest receivable		184,816
Prepaid expenses		3,732
Other affiliated receivables		8,536
Other receivables		383,905
Total assets		2,231,251,401
Liabilities
Payable for investments purchased	$ 67,792,625
Payable for fund shares redeemed	4,726,022
Accrued management fee	1,251,048
Distribution fees payable	74,700
Other affiliated payables	235,130
Other payables and accrued expenses	275,258
Collateral on securities loaned, at value	63,694,061
Total liabilities		138,048,844
Net Assets		$ 2,093,202,557
Net Assets consist of:
Paid in capital		$ 2,274,934,071
Distributions in excess of net investment income		(2,882,395)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(554,287,061)
Net unrealized appreciation (depreci- ation) on investments and assets and liabilities in foreign currencies		375,437,942
Net Assets		$ 2,093,202,557
Calculation of Maximum Offering Price Initial Class: Net Asset Value, offering price and redemption price per share ($1,430,323,652 ÷ 91,840,585 shares)		$ 15.57
Service Class: Net Asset Value, offering price and redemption price per share ($276,536,907 ÷ 17,821,383 shares)		$ 15.52
Service Class 2: Net Asset Value, offering price and redemption price per share ($217,429,253 ÷ 14,043,824 shares)		$ 15.48
Initial Class R: Net Asset Value, offering price and redemption price per share ($81,566,300 ÷ 5,244,063 shares)		$ 15.55
Service Class R: Net Asset Value, offering price and redemption price per share ($72,878,646 ÷ 4,701,272 shares)		$ 15.50
Service Class 2R: Net Asset Value, offering price and redemption price per share ($14,467,799 ÷ 939,385 shares)		$ 15.40

Statement of Operations

Six months ended June 30, 2004 (Unaudited)
Investment Income
Dividends		$ 20,677,073
Interest		928,505
Security lending		972,053
		22,577,631
Less foreign taxes withheld		(2,419,794)
Total income		20,157,837

Expenses
Management fee	$ 7,508,274
Transfer agent fees	700,898
Distribution fees	406,575
Accounting and security lending fees	488,651
Non-interested trustees' compensation	4,807
Appreciation in deferred trustee compensation account	6,454
Custodian fees and expenses	371,773
Registration fees	195
Audit	33,016
Legal	2,428
Miscellaneous	49,286
Total expenses before reductions	9,572,357
Expense reductions	(384,397)	9,187,960
Net investment income (loss)		10,969,877
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities (net of foreign taxes of $215,094)	65,555,846
Foreign currency transactions	(41,511)
Total net realized gain (loss)		65,514,335
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $3,690,743)	(61,392,641)
Assets and liabilities in foreign currencies	(74,717)
Total change in net unrealized appreciation (depreciation)		(61,467,358)
Net gain (loss)		4,046,977
Net increase (decrease) in net assets resulting from operations		$ 15,016,854

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Variable Insurance Products: Overseas Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended June 30, 2004 (Unaudited)	Year ended December 31, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 10,969,877	$ 12,219,607
Net realized gain (loss)	65,514,335	(23,642,194)
Change in net unrealized appreciation (depreciation)	(61,467,358)	580,158,781
Net increase (decrease) in net assets resulting from operations	15,016,854	568,736,194
Distributions to shareholders from net investment income	(22,557,627)	(11,225,102)
Share transactions - net increase (decrease)	174,447,818	76,831,320
Redemption fees	25,840	30,862
Total increase (decrease) in net assets	166,932,885	634,373,274
Net Assets
Beginning of period	1,926,269,672	1,291,896,398
End of period (including distributions in excess of net investment income of $2,882,395 and undistributed net investment income of $8,430,134, respectively)	$ 2,093,202,557	$ 1,926,269,672
Other Information:
Share Transactions	Six months ended June 30, 2004 (Unaudited)
	Initial Class	Service Class	Service Class 2	Initial Class R	Service Class R	Service Class 2R
Shares Sold	11,075,633	3,058,353	6,755,093	2,950,158	1,213,826	503,458
Reinvested	1,047,651	175,526	101,002	30,931	41,469	4,934
Redeemed	(12,405,150)	(1,292,239)	(1,898,355)	(271,905)	(172,337)	(27,665)
Net increase (decrease)	(281,866)	1,941,640	4,957,740	2,709,184	1,082,958	480,727
Dollars Sold	$ 176,812,653	$ 48,615,520	$ 107,053,104	$ 45,816,556	$ 19,324,001	$ 7,674,161
Reinvested	16,877,656	2,818,947	1,619,063	497,678	665,579	78,704
Redeemed	(195,405,519)	(20,377,386)	(30,204,082)	(4,290,617)	(2,693,039)	(435,161)
Net increase (decrease)	$ (1,715,210)	$ 31,057,081	$ 78,468,085	$ 42,023,617	$ 17,296,541	$ 7,317,704

Share Transactions	Year ended December 31, 2003
	Initial Class	Service Class	Service Class 2	Initial Class R	Service Class R	Service Class 2R
Shares Sold	135,754,582	34,982,458	57,905,822	1,401,445	2,096,259	337,680
Reinvested	891,621	140,448	26,238	15,499	17,531	2,278
Redeemed	(138,456,054)	(35,447,830)	(53,234,293)	(307,443)	(140,438)	(29,586)
Net increase (decrease)	(1,809,851)	(324,924)	4,697,767	1,109,501	1,973,352	310,372
Dollars Sold	$ 1,613,667,675	$ 391,087,076	$ 672,794,854	$ 17,351,785	$ 25,897,371	$ 3,723,543
Reinvested	9,156,952	1,438,187	268,410	159,020	179,341	23,192
Redeemed	(1,637,501,847)	(397,130,238)	(618,521,317)	(3,679,685)	(1,677,969)	(405,030)
Net increase (decrease)	$ (14,677,220)	$ (4,604,975)	$ 54,541,947	$ 13,831,120	$ 24,398,743	$ 3,341,705

Distributions	Six months ended June 30, 2004 (Unaudited)
	Initial Class	Service Class	Service Class 2	Initial Class R	Service Class R	Service Class 2R
From net investment income	$ 16,877,656	$ 2,818,947	$ 1,619,063	$ 497,678	$ 665,579	$ 78,704

	Year ended December 31, 2003
	Initial Class	Service Class	Service Class 2	Initial Class R	Service Class R	Service Class 2R
From net investment income	$ 9,156,952	$ 1,438,187	$ 268,410	$ 159,020	$ 179,341	$ 23,192

See accompanying notes which are an integral part of the financial statements.

Overseas Portfolio

Financial Highlights - Initial Class

	Six months ended June 30, 2004	Years ended December 31,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 15.59	$ 10.98	$ 13.88	$ 20.00	$ 27.44	$ 20.06
Income from Investment Operations
Net investment income (loss) D	.09	.11	.10	.14	.19 E	.24
Net realized and unrealized gain (loss)	.07	4.60	(2.90)	(3.86)	(4.93)	7.95
Total from investment operations	.16	4.71	(2.80)	(3.72)	(4.74)	8.19
Distributions from net investment income	(.18)	(.10)	(.10)	(.93)	(.31)	(.31)
Distributions in excess of net investment income	-	-	-	-	(.06)	-
Distributions from net realized gain	-	-	-	(1.47)	(2.33)	(.50)
Total distributions	(.18)	(.10)	(.10)	(2.40)	(2.70)	(.81)
Redemption fees added to paid in capital D	- G	- G	- G	-	-	-
Net asset value, end of period	$ 15.57	$ 15.59	$ 10.98	$ 13.88	$ 20.00	$ 27.44
Total Return B,C,H	.99%	43.37%	(20.28)%	(21.21)%	(19.07)%	42.55%
Ratios to Average Net Assets F
Expenses before expense reductions	.88% A	.90%	.90%	.92%	.89%	.91%
Expenses net of voluntary waivers, if any	.88% A	.90%	.90%	.92%	.89%	.91%
Expenses net of all reductions	.85% A	.86%	.86%	.87%	.87%	.87%
Net investment income (loss)	1.10% A	.87%	.79%	.91%	.84%	1.10%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,430,324	$ 1,436,137	$ 1,031,489	$ 1,496,873	$ 2,267,507	$ 2,736,851
Portfolio turnover rate	83% A	99%	77%	98%	136%	78%

A Annualized B Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Investment income per share reflects a special dividend which amounted to $.04 per share. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. G Amount represents less than $.01 per share. H Total returns for periods of less than one year are not annualized.

Financial Highlights - Service Class

	Six months ended June 30, 2004	Years ended December 31,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 15.53	$ 10.94	$ 13.83	$ 19.94	$ 27.39	$ 20.04
Income from Investment Operations
Net investment income (loss) D	.08	.09	.09	.12	.17 E	.22
Net realized and unrealized gain (loss)	.08	4.59	(2.89)	(3.84)	(4.93)	7.94
Total from investment operations	.16	4.68	(2.80)	(3.72)	(4.76)	8.16
Distributions from net investment income	(.17)	(.09)	(.09)	(.92)	(.30)	(.31)
Distributions in excess of net investment income	-	-	-	-	(.06)	-
Distributions from net realized gain	-	-	-	(1.47)	(2.33)	(.50)
Total distributions	(.17)	(.09)	(.09)	(2.39)	(2.69)	(.81)
Redemption fees added to paid in capital D	- G	- G	- G	-	-	-
Net asset value, end of period	$ 15.52	$ 15.53	$ 10.94	$ 13.83	$ 19.94	$ 27.39
Total Return B,C,H	.99%	43.20%	(20.34)%	(21.27)%	(19.18)%	42.44%
Ratios to Average Net Assets F
Expenses before expense reductions	.99% A	1.00%	1.00%	1.03%	.99%	1.01%
Expenses net of voluntary waivers, if any	.99% A	1.00%	1.00%	1.03%	.99%	1.01%
Expenses net of all reductions	.95% A	.96%	.96%	.97%	.97%	.98%
Net investment income (loss)	1.00% A	.77%	.69%	.81%	.74%	1.00%
Supplemental Data
Net assets, end of period (000 omitted)	$ 276,537	$ 246,632	$ 177,322	$ 240,525	$ 257,257	$ 144,371
Portfolio turnover rate	83% A	99%	77%	98%	136%	78%

A Annualized B Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Investment income per share reflects a special dividend which amounted to $.04 per share. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. G Amount represents less than $.01 per share. H Total returns for periods of less than one year are not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2004	Years ended December 31,
	(Unaudited)	2003	2002	2001	2000 G
Selected Per-Share Data
Net asset value, beginning of period	$ 15.50	$ 10.90	$ 13.81	$ 19.91	$ 26.16
Income from Investment Operations
Net investment income (loss) E	.07	.08	.07	.10	.12 F
Net realized and unrealized gain (loss)	.07	4.58	(2.88)	(3.80)	(3.68)
Total from investment operations	.14	4.66	(2.81)	(3.70)	(3.56)
Distributions from net investment income	(.16)	(.06)	(.10)	(.93)	(.30)
Distributions in excess of net investment income	-	-	-	-	(.06)
Distributions from net realized gain	-	-	-	(1.47)	(2.33)
Total distributions	(.16)	(.06)	(.10)	(2.40)	(2.69)
Redemption fees added to paid in capital E	- I	- I	- I	-	-
Net asset value, end of period	$ 15.48	$ 15.50	$ 10.90	$ 13.81	$ 19.91
Total Return B, C, D	.87%	43.04%	(20.46)%	(21.20)%	(15.50)%
Ratios to Average Net Assets H
Expenses before expense reductions	1.14% A	1.16%	1.16%	1.18%	1.15% A
Expenses net of voluntary waivers, if any	1.14% A	1.16%	1.16%	1.18%	1.15% A
Expenses net of all reductions	1.10% A	1.12%	1.12%	1.12%	1.13% A
Net investment income (loss)	.84% A	.61%	.53%	.65%	.58% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 217,429	$ 140,822	$ 47,824	$ 48,843	$ 12,351
Portfolio turnover rate	83% A	99%	77%	98%	136%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. DTotal returns would have been lower had certain expenses not been reduced during the periods shown. ECalculated based on average shares outstanding during the period. FInvestment income per share reflects a special dividend which amounted to $.04 per share. GFor the period January 12, 2000 (commencement of sale of shares) to December 31, 2000. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IAmount represents less than $.01 per share.

Financial Highlights - Initial Class R

	Six months ended June 30, 2004	Years ended December 31,
	(Unaudited)	2003	2002 F
Selected Per-Share Data
Net asset value, beginning of period	$ 15.57	$ 10.98	$ 14.05
Income from Investment Operations
Net investment income (loss) E	.09	.11	.06
Net realized and unrealized gain (loss)	.07	4.59	(3.13)
Total from investment operations	.16	4.70	(3.07)
Distributions from net investment income	(.18)	(.11)	-
Redemption fees added to paid in capital E, H	-	-	-
Net asset value, end of period	$ 15.55	$ 15.57	$ 10.98
Total Return B, C, D	.99%	43.32%	(21.85)%
Ratios to Average Net Assets G
Expenses before expense reductions	.89% A	.90%	.91% A
Expenses net of voluntary waivers, if any	.89% A	.90%	.91% A
Expenses net of all reductions	.85% A	.86%	.87% A
Net investment income (loss)	1.10% A	.87%	.79% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 81,566	$ 39,466	$ 15,649
Portfolio turnover rate	83% A	99%	77%

A Annualized BTotal returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F For the period April 24, 2002 (commencement of sale of shares) to December 31, 2002. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Overseas Portfolio

Financial Highlights - Service Class R

	Six months ended June 30, 2004	Years ended December 31,
	(Unaudited)	2003	2002 F
Selected Per-Share Data
Net asset value, beginning of period	$ 15.52	$ 10.94	$ 14.01
Income from Investment Operations
Net investment income (loss) E	.08	.10	.05
Net realized and unrealized gain (loss)	.07	4.58	(3.12)
Total from investment operations	.15	4.68	(3.07)
Distributions from net investment income	(.17)	(.10)	-
Redemption fees added to paid in capital E, H	-	-	-
Net asset value, end of period	$ 15.50	$ 15.52	$ 10.94
Total Return B, C, D	.93%	43.25%	(21.91)%
Ratios to Average Net Assets G
Expenses before expense reductions	.98% A	1.00%	1.01% A
Expenses net of voluntary waivers, if any	.98% A	1.00%	1.01% A
Expenses net of all reductions	.95% A	.96%	.97% A
Net investment income (loss)	1.00% A	.77%	.69% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 72,879	$ 56,141	$ 17,997
Portfolio turnover rate	83% A	99%	77%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F For the period April 24, 2002 (commencement of sale of shares) to December 31, 2002. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share.

Financial Highlights - Service Class 2R

	Six months ended June 30, 2004	Years ended December 31,
	(Unaudited)	2003	2002 F
Selected Per-Share Data
Net asset value, beginning of period	$ 15.42	$ 10.90	$ 13.96
Income from Investment Operations
Net investment income (loss) E	.07	.08	.04
Net realized and unrealized gain (loss)	.07	4.55	(3.10)
Total from investment operations	.14	4.63	(3.06)
Distributions from net investment income	(.16)	(.11)	-
Redemption fees added to paid in capital E, H	-	-	-
Net asset value, end of period	$ 15.40	$ 15.42	$ 10.90
Total Return B, C, D	.87%	43.00%	(21.92)%
Ratios to Average Net Assets G
Expenses before expense reductions	1.14% A	1.15%	1.17% A
Expenses net of voluntary waivers, if any	1.14% A	1.15%	1.17% A
Expenses net of all reductions	1.10% A	1.11%	1.14% A
Net investment income (loss)	.85% A	.62%	.52% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 14,468	$ 7,072	$ 1,616
Portfolio turnover rate	83% A	99%	77%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F For the period April 24, 2002 (commencement of sale of shares) to December 31, 2002. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2004 (Unaudited)

1. Significant Accounting Policies.

Overseas Portfolio (the fund) is a fund of Variable Insurance Products Fund, (the trust) (referred to in this report as Fidelity Variable Insurance Products: Overseas Portfolio) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares, Initial Class R shares, Service Class R shares and Service Class 2R shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions also differ by class. Certain fund investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities, including restricted securities, for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. Debt securities, including restricted securities, for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in a cross-section of other Fidelity funds, and are marked-to-market. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period. Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 429,755,451	|
Unrealized depreciation	(58,684,975)
Net unrealized appreciation (depreciation)	$ 371,070,476
Cost for federal income tax purposes	$ 1,846,877,860

Trading (Redemption) Fees. Initial Class R shares, Service Class R shares and Service Class 2R shares held less than 60 days are subject to a redemption fee equal to 1% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the fund and accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .73% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' and Service Class R's average net assets and .25% of Service Class 2's and Service Class 2R's average net assets.

For the period, each class paid FDC the following amounts, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services:

Service Class	$ 135,043	|
Service Class 2	227,199
Service Class R	33,316
Service Class 2R	11,017
	$ 406,575

Overseas Portfolio

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each account. FIIOC pays a portion of the expenses related to the typesetting, printing and mailing of shareholder reports, except proxy statements. Each class pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of their month end net assets. For the period, the total transfer agent fees paid by each class to FIIOC, including out of pocket expenses, were as follows:

Initial Class	$ 498,192	|
Service Class	93,197
Service Class 2	66,234
Initial Class R	18,014
Service Class R	22,187
Service Class 2R	3,074
	$ 700,898

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $879,310 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $383,399 for the period. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $998.

8. Other Information.

At the end of the period, FMR or its affiliates were the owners of record of 15% of the total outstanding shares of the fund and three otherwise unaffiliated shareholders were the owners of record of 49% of the total outstanding shares of the fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Far East) Inc.

Fidelity International Investment Advisors

Fidelity International Investment Advisors (U.K.) Limited

Fidelity Investments Japan Limited

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Shareholder Servicing Agent

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Custodian

JPMorgan Chase Bank
New York, NY

VIPOVRSR-SANN-0804
1.774855.102

Fidelity® Variable Insurance Products:

High Income Portfolio

Semiannual Report

June 30, 2004

(2_fidelity_logos) (Registered_Trademark)

Contents

Investment Summary	3	A summary of the fund's investments at period end.
Investments	4	A complete list of the fund's investments with their market values.
Financial Statements	12	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	17	Notes to the financial statements.

For a free copy of the fund's proxy voting guidelines, call 1-800-221-5207, or visit the Securities and Exchange Commission (SEC)'s web site at www.sec.gov.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

High Income Portfolio

Fidelity Variable Insurance Products: High Income Portfolio

Investment Summary

Top Five Holdings as of June 30, 2004
(by issuer, excluding cash equivalents)	% of fund's net assets
AES Corp.	2.5
American Airlines, Inc. pass thru trust certificates	1.9
The Coastal Corp.	1.7
Lyondell Chemical Co.	1.7
CMS Energy Corp.	1.5
9.3
Top Five Market Sectors as of June 30, 2004
% of fund's net assets
Electric Utilities	8.6
Telecommunications	8.6
Chemicals	6.3
Healthcare	6.3
Energy	5.2
Quality Diversification (% of fund's net assets) as of June 30, 2004
AAA,AA,A	0.0%
BBB	0.2%
BB	22.2%
B	55.3%
CCC,CC,C	14.3%
Not Rated	3.6%
Equities	0.3%
Other Investments	0.0%
Short-Term Investments and Net Other Assets	4.1%

We have used ratings from Moody's Investors Services, Inc. Where Moody's ratings are not available, we have used S&P ratings.

Semiannual Report

Fidelity Variable Insurance Products: High Income Portfolio

Investments June 30, 2004 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 92.4%
	Principal Amount	Value (Note 1)
Convertible Bonds - 0.5%
Technology - 0.5%
Amkor Technology, Inc.:
5% 3/15/07	$ 6,100,000	$ 5,673,000
5.75% 6/1/06	2,000,000	1,920,000
		7,593,000
Nonconvertible Bonds - 91.9%
Aerospace - 0.6%
BE Aerospace, Inc. 8% 3/1/08	2,415,000	2,251,988
Dunlop Standard Aerospace Holdings PLC yankee 11.875% 5/15/09	900,000	956,250
Orbital Sciences Corp. 9% 7/15/11	3,690,000	4,040,550
Primus International, Inc. 10.5% 4/15/09 (e)	3,170,000	3,138,300
		10,387,088
Air Transportation - 4.8%
American Airlines, Inc. pass thru trust certificates:
6.817% 5/23/11	11,825,000	10,524,250
6.977% 11/23/22	563,436	495,824
7.324% 4/15/11	1,480,000	1,213,600
7.377% 5/23/19	15,000,622	10,500,435
7.379% 5/23/16	7,049,983	4,934,988
7.8% 4/1/08	2,595,000	2,361,450
8.608% 10/1/12	2,285,000	2,102,200
10.18% 1/2/13	2,190,000	1,598,700
AMR Corp. 10.2% 3/15/20	240,000	180,000
Continental Airlines, Inc.:
7.875% 7/2/18	5,820,000	5,412,600
8% 12/15/05	4,615,000	4,107,350
Continental Airlines, Inc. pass thru trust certificates:
6.541% 9/15/09	427,450	354,784
6.748% 9/15/18	371,735	297,388
6.795% 2/2/20	3,649,204	2,919,363
6.8% 7/2/07	228,071	187,019
6.9% 7/2/18	3,407,764	2,658,056
6.954% 2/2/11	652,786	496,117
7.73% 9/15/12	1,001,603	751,202
7.82% 4/15/15	1,393,143	1,058,789
8.307% 10/2/19	3,687,637	2,986,986
8.312% 10/2/12	2,567,514	1,899,960
8.321% 11/1/06	2,240,000	2,016,000
8.388% 5/1/22	192,884	146,592
Delta Air Lines, Inc.:
equipment trust certificates 8.54% 1/2/07	481,074	351,184
7.9% 12/15/09	2,635,000	1,317,500
10% 8/15/08	2,865,000	1,561,425
Delta Air Lines, Inc. pass thru trust certificates:
7.299% 9/18/06	615,000	375,150
7.379% 5/18/10	1,190,990	1,119,530
7.57% 11/18/10	1,350,000	1,252,853
7.779% 11/18/05	4,055,000	2,514,100
7.779% 1/2/12	480,033	259,218

	Principal Amount	Value (Note 1)
10.06% 1/2/16	$ 1,260,000	$ 630,000
Northwest Airlines Corp. 10% 2/1/09	11,115,000	8,336,250
Northwest Airlines, Inc. pass thru trust certificates:
7.248% 7/2/14	2,150,838	1,527,095
8.304% 9/1/10	1,613,477	1,266,579
NWA Trust 10.23% 6/21/14	1,383,538	1,217,514
		80,932,051
Automotive - 0.9%
Cummins, Inc. 5.65% 3/1/98	2,875,000	1,897,500
Delco Remy International, Inc. 9.375% 4/15/12 (e)	4,200,000	4,095,000
Navistar International Corp. 7.5% 6/15/11	1,310,000	1,342,750
Stoneridge, Inc. 11.5% 5/1/12	2,715,000	3,162,975
Visteon Corp.:
7% 3/10/14	3,000,000	2,891,250
8.25% 8/1/10	1,505,000	1,606,588
		14,996,063
Banks and Thrifts - 0.2%
Chevy Chase Bank FSB 6.875% 12/1/13	1,135,000	1,135,000
Western Financial Bank 9.625% 5/15/12	1,565,000	1,705,850
		2,840,850
Broadcasting - 1.3%
Granite Broadcasting Corp. 9.75% 12/1/10 (e)	8,775,000	8,116,875
Nexstar Finance, Inc. 7% 1/15/14	1,360,000	1,278,400
Sinclair Broadcast Group, Inc. 8% 3/15/12	3,665,000	3,747,463
Spanish Broadcasting System, Inc. 9.625% 11/1/09	2,655,000	2,801,025
XM Satellite Radio, Inc. 6.65% 5/1/09 (e)(f)	5,340,000	5,353,350
		21,297,113
Building Materials - 1.7%
FastenTech, Inc. 11.5% 5/1/11 (e)	2,000,000	2,200,000
FIMEP SA 10.5% 2/15/13	10,815,000	12,315,581
General Cable Corp. 9.5% 11/15/10	3,645,000	3,909,263
Jacuzzi Brands, Inc. 9.625% 7/1/10	3,625,000	3,878,750
Juno Lighting, Inc. 11.875% 7/1/09	1,460,000	1,547,600
Texas Industries, Inc. 10.25% 6/15/11	4,860,000	5,406,750
		29,257,944
Cable TV - 3.1%
Cablevision Systems Corp.:
5.66% 4/1/09 (e)(f)	8,870,000	9,069,575
8% 4/15/12 (e)	3,710,000	3,663,625
Charter Communications Holding II LLC/Charter Communications Holdings II Capital Corp. 10.25% 9/15/10 (e)	3,205,000	3,237,050
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
Cable TV - continued
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
8% 4/30/12 (e)	$ 1,755,000	$ 1,693,575
8.375% 4/30/14 (e)	1,940,000	1,872,100
EchoStar DBS Corp. 5.75% 10/1/08	7,570,000	7,446,988
GCI, Inc. 7.25% 2/15/14 (e)	3,425,000	3,262,313
Insight Midwest LP/Insight Capital, Inc. 10.5% 11/1/10	1,475,000	1,611,438
Mediacom LLC/Mediacom Capital Corp.:
7.875% 2/15/11	3,110,000	2,985,600
8.5% 4/15/08	1,180,000	1,185,900
NTL Cable PLC:
6.14% 10/15/12 (e)(f)	3,010,000	3,092,775
8.75% 4/15/14 (e)	7,635,000	7,844,963
Telenet Group Holding NV 0% 6/15/14 (d)(e)	8,560,000	5,435,600
Telewest PLC 11% 10/1/07 (c)	735,000	437,325
		52,838,827
Capital Goods - 2.1%
Amsted Industries, Inc. 10.25% 10/15/11 (e)	410,000	440,750
Columbus McKinnon Corp. 10% 8/1/10	2,280,000	2,416,800
Dresser, Inc. 9.375% 4/15/11	7,700,000	8,239,000
Invensys PLC 9.875% 3/15/11 (e)	12,445,000	12,445,000
Leucadia National Corp. 7% 8/15/13	5,740,000	5,661,075
Sensus Metering Systems, Inc. 8.625% 12/15/13 (e)	3,370,000	3,235,200
SPX Corp. 7.5% 1/1/13	3,685,000	3,749,488
		36,187,313
Chemicals - 6.3%
BCP Caylux Holdings Luxembourg SCA 9.625% 6/15/14 (e)	10,040,000	10,416,500
Equistar Chemicals LP/Equistar Funding Corp.:
8.75% 2/15/09	3,590,000	3,742,575
10.125% 9/1/08	2,905,000	3,173,713
10.625% 5/1/11	9,495,000	10,539,450
HMP Equity Holdings Corp.:
0% 5/15/08 (e)	1,745,000	1,012,100
0% 5/15/08 unit (e)	4,800,000	3,696,000
Huntsman ICI Chemicals LLC 10.125% 7/1/09	6,405,000	6,501,075
Huntsman ICI Holdings LLC 0% 12/31/09	8,015,000	3,887,275
Huntsman International LLC 9.875% 3/1/09	4,700,000	5,029,000
Huntsman LLC:
8.8% 7/15/11 (e)(f)	5,700,000	5,757,000
11.5% 7/15/12 (e)	2,830,000	2,858,300
Lyondell Chemical Co.:
9.5% 12/15/08	12,345,000	12,869,663
9.625% 5/1/07	2,610,000	2,714,400

	Principal Amount	Value (Note 1)
9.875% 5/1/07	$ 4,770,000	$ 4,984,650
10.875% 5/1/09	6,965,000	7,261,013
Millennium America, Inc.:
9.25% 6/15/08	8,210,000	8,702,600
9.25% 6/15/08 (e)	3,645,000	3,863,700
Nalco Co. 8.875% 11/15/13 (e)	3,090,000	3,229,050
Rhodia SA:
7.625% 6/1/10 (e)	2,105,000	1,836,613
10.25% 6/1/10 (e)	4,190,000	4,231,900
		106,306,577
Consumer Products - 1.3%
Jostens Holding Corp. 0% 12/1/13 (d)	3,030,000	2,060,400
Samsonite Corp. 8.875% 6/1/11 (e)	2,785,000	2,812,850
Sealy Mattress Co. 8.25% 6/15/14 (e)	6,095,000	6,110,238
The Hockey Co. 11.25% 4/15/09	6,395,000	7,482,150
WH Holdings Ltd./WH Capital Corp. 9.5% 4/1/11 (e)	3,075,000	3,198,000
		21,663,638
Containers - 3.1%
Anchor Glass Container Corp. 11% 2/15/13	4,700,000	5,358,000
Berry Plastics Corp. 10.75% 7/15/12	3,700,000	4,088,500
BWAY Corp. 10% 10/15/10	6,200,000	6,572,000
Crown European Holdings SA:
9.5% 3/1/11	1,405,000	1,534,963
10.875% 3/1/13	7,905,000	9,051,225
Owens-Brockway Glass Container, Inc.:
8.25% 5/15/13	3,070,000	3,162,100
8.875% 2/15/09	3,655,000	3,929,125
Owens-Illinois, Inc.:
7.35% 5/15/08	195,000	194,513
7.5% 5/15/10	6,280,000	6,138,700
7.8% 5/15/18	575,000	518,938
8.1% 5/15/07	6,000,000	6,180,000
Pliant Corp.:
0% 6/15/09 (d)	4,335,000	3,641,400
11.125% 9/1/09	1,470,000	1,580,250
		51,949,714
Diversified Financial Services - 0.2%
E*TRADE Financial Corp. 8% 6/15/11 (e)	4,290,000	4,268,550
Diversified Media - 1.2%
Corus Entertainment, Inc. 8.75% 3/1/12	6,140,000	6,562,125
LBI Media Holdings, Inc. 0% 10/15/13 (d)	6,440,000	4,572,400
LBI Media, Inc. 10.125% 7/15/12	3,285,000	3,662,775
PEI Holdings, Inc. 11% 3/15/10	4,361,000	5,058,760
		19,856,060
Electric Utilities - 7.4%
AES Corp.:
7.75% 3/1/14	6,610,000	6,345,600
8.375% 8/15/07	6,315,000	6,378,150
8.5% 11/1/07	2,930,000	3,003,250
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
Electric Utilities - continued
AES Corp.: - continued
8.75% 6/15/08	$ 4,178,000	$ 4,345,120
8.75% 5/15/13 (e)	610,000	652,700
8.875% 2/15/11	11,741,000	12,195,964
9.375% 9/15/10	6,388,000	6,819,190
9.5% 6/1/09	1,499,000	1,602,056
AES Gener SA 7.5% 3/25/14 (e)	6,200,000	5,921,000
CMS Energy Corp.:
7.5% 1/15/09	9,190,000	9,178,513
7.75% 8/1/10 (e)	3,590,000	3,581,025
8.5% 4/15/11	3,515,000	3,602,875
8.9% 7/15/08	3,400,000	3,574,250
9.875% 10/15/07	4,305,000	4,644,019
Cogentrix Energy, Inc. 8.75% 10/15/08	5,310,000	5,548,950
Midland Funding Corp. II 11.75% 7/23/05	3,904,042	4,040,684
Midwest Generation LLC/Midwest Finance Corp. 8.75% 5/1/34 (e)	4,760,000	4,807,600
MSW Energy Holdings II LLC/MSW Finance Co. II, Inc. 7.375% 9/1/10 (e)	1,720,000	1,720,000
MSW Energy Holdings LLC/MSW Energy Finance Co., Inc. 8.5% 9/1/10	3,735,000	3,921,750
NRG Energy, Inc. 8% 12/15/13 (e)	13,700,000	13,802,750
Sierra Pacific Power Co. 6.25% 4/15/12 (e)	1,680,000	1,575,000
Sierra Pacific Resources 8.625% 3/15/14 (e)	3,915,000	3,807,338
TECO Energy, Inc.:
7% 5/1/12	2,965,000	2,842,694
7.2% 5/1/11	11,040,000	10,819,200
		124,729,678
Energy - 5.2%
ANR Pipeline, Inc. 9.625% 11/1/21	1,475,000	1,644,625
El Paso Energy Corp.:
6.75% 5/15/09	2,100,000	1,908,375
6.95% 12/15/07	3,140,000	3,022,250
El Paso Production Holding Co. 7.75% 6/1/13	2,695,000	2,492,875
Hanover Compressor Co.:
0% 3/31/07	5,595,000	4,420,050
8.625% 12/15/10	1,450,000	1,504,375
9% 6/1/14	2,540,000	2,635,250
Hilcorp Energy I LP/Hilcorp Finance Co. 10.5% 9/1/10 (e)	5,810,000	6,231,225
OAO Gazprom 9.625% 3/1/13 (e)	4,860,000	4,993,650
Pecom Energia SA 9% 5/1/09 (Reg. S)	2,320,000	2,273,600
Pride International, Inc. 7.375% 7/15/14 (e) (g)	5,920,000	5,986,600
Range Resources Corp.:
7.375% 7/15/13	6,880,000	6,845,600

	Principal Amount	Value (Note 1)
7.375% 7/15/13 (e)	$ 1,870,000	$ 1,860,650
SESI LLC 8.875% 5/15/11	740,000	797,350
Sonat, Inc.:
6.625% 2/1/08	3,000,000	2,748,750
6.75% 10/1/07	1,290,000	1,223,888
7.625% 7/15/11	6,665,000	5,915,188
Tennessee Gas Pipeline Co. 7.5% 4/1/17	1,350,000	1,299,375
The Coastal Corp.:
6.375% 2/1/09	6,055,000	5,320,831
6.5% 5/15/06	2,210,000	2,174,088
6.5% 6/1/08	8,170,000	7,353,000
7.5% 8/15/06	4,625,000	4,578,750
7.75% 6/15/10	11,464,000	10,346,260
		87,576,605
Entertainment/Film - 0.4%
Cinemark, Inc. 0% 3/15/14 (d)(e)	10,855,000	7,082,888
Environmental - 1.0%
Allied Waste North America, Inc.:
5.75% 2/15/11 (e)	5,385,000	5,102,288
6.375% 4/15/11 (e)	3,890,000	3,812,200
8.5% 12/1/08	3,690,000	4,036,122
8.875% 4/1/08	3,725,000	4,060,250
		17,010,860
Food and Drug Retail - 2.4%
Ahold Finance USA, Inc.:
6.25% 5/1/09	6,415,000	6,270,663
8.25% 7/15/10	10,670,000	11,203,500
Rite Aid Corp.:
6.875% 8/15/13	6,850,000	6,336,250
9.25% 6/1/13	7,145,000	7,537,975
9.5% 2/15/11	4,170,000	4,587,000
Stater Brothers Holdings, Inc. 8.125% 6/15/12 (e)	4,020,000	4,055,175
		39,990,563
Food/Beverage/Tobacco - 1.7%
Del Monte Corp. 9.25% 5/15/11	4,215,000	4,604,888
Doane Pet Care Co. 9.75% 5/15/07	3,466,000	3,240,710
Dole Food Co., Inc. 7.25% 6/15/10	8,125,000	7,942,188
National Beef Packing Co. LLC/National Beef Finance Corp. 10.5% 8/1/11	5,655,000	5,909,475
Smithfield Foods, Inc.:
7.625% 2/15/08	1,800,000	1,872,000
7.75% 5/15/13	865,000	912,575
8% 10/15/09	680,000	727,600
Swift & Co. 10.125% 10/1/09	3,685,000	3,906,100
		29,115,536
Gaming - 1.4%
Chumash Casino & Resort Enterprise 9% 7/15/10 (e)	1,740,000	1,890,075
MTR Gaming Group, Inc. 9.75% 4/1/10	3,605,000	3,875,375
Park Place Entertainment Corp. 7.875% 3/15/10	2,165,000	2,251,600
Resorts International Hotel & Casino, Inc. 11.5% 3/15/09	1,055,000	1,181,600
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
Gaming - continued
Seneca Gaming Corp. 7.25% 5/1/12 (e)	$ 3,140,000	$ 3,136,075
Venetian Casino Resort LLC/Las Vegas Sands, Inc. 11% 6/15/10	2,985,000	3,447,675
Wheeling Island Gaming, Inc. 10.125% 12/15/09	6,730,000	7,133,800
		22,916,200
Healthcare - 6.3%
AmeriPath, Inc. 10.5% 4/1/13	10,195,000	10,322,438
AmerisourceBergen Corp.:
7.25% 11/15/12	5,370,000	5,477,400
8.125% 9/1/08	620,000	666,500
Biovail Corp. yankee 7.875% 4/1/10	7,010,000	6,887,325
Concentra Operating Corp.:
9.125% 6/1/12 (e)	800,000	836,000
9.5% 8/15/10	2,145,000	2,284,425
Fisher Scientific International, Inc.:
8% 9/1/13	2,870,000	3,070,900
8.125% 5/1/12	875,000	934,063
Genesis HealthCare Corp. 8% 10/15/13 (e)	5,650,000	5,805,375
HealthSouth Corp.:
8.375% 10/1/11	2,545,000	2,462,288
8.5% 2/1/08	2,545,000	2,500,463
Mariner Health Care, Inc. 8.25% 12/15/13 (e)	6,030,000	6,090,300
Omega Healthcare Investors, Inc. 7% 4/1/14 (e)	3,970,000	3,731,800
PacifiCare Health Systems, Inc. 10.75% 6/1/09	5,205,000	5,933,700
PerkinElmer, Inc. 8.875% 1/15/13	6,665,000	7,281,513
Psychiatric Solutions, Inc. 10.625% 6/15/13	6,335,000	7,221,900
Senior Housing Properties Trust:
7.875% 4/15/15	2,320,000	2,372,200
8.625% 1/15/12	7,850,000	8,517,250
Tenet Healthcare Corp.:
6.375% 12/1/11	12,225,000	10,513,500
7.375% 2/1/13	5,085,000	4,627,350
Triad Hospitals, Inc. 7% 5/15/12 (e)	3,270,000	3,286,350
UAP Holding Corp. 0% 7/15/12 (d)(e)	6,050,000	4,719,000
		105,542,040
Homebuilding/Real Estate - 3.9%
American Real Estate Partners/American Real Estate Finance Corp. 8.125% 6/1/12 (e)	8,230,000	8,394,600
Beazer Homes USA, Inc.:
6.5% 11/15/13	860,000	812,700
8.375% 4/15/12	4,080,000	4,314,600
K. Hovnanian Enterprises, Inc.:
6.5% 1/15/14	3,595,000	3,325,375
8.875% 4/1/12	3,040,000	3,222,400
KB Home:
7.75% 2/1/10	9,585,000	9,872,550
8.625% 12/15/08	1,310,000	1,401,700

	Principal Amount	Value (Note 1)
Meritage Corp. 7% 5/1/14	$ 3,370,000	$ 3,201,500
Standard Pacific Corp.:
5.125% 4/1/09	3,030,000	2,863,350
6.5% 10/1/08	2,510,000	2,522,550
6.875% 5/15/11	2,080,000	2,038,400
Technical Olympic USA, Inc.:
7.5% 3/15/11	5,110,000	4,701,200
9% 7/1/10	1,110,000	1,132,200
10.375% 7/1/12	4,125,000	4,290,000
WCI Communities, Inc. 7.875% 10/1/13	4,285,000	4,338,563
William Lyon Homes, Inc.:
7.5% 2/15/14 (e)	5,645,000	5,320,413
10.75% 4/1/13	3,515,000	3,866,500
		65,618,601
Hotels - 0.3%
Host Marriott LP 7.125% 11/1/13	5,655,000	5,541,900
Insurance - 0.6%
Crum & Forster Holdings Corp. 10.375% 6/15/13	6,290,000	6,808,925
TIG Capital Trust I 8.597% 1/15/27 (e)	4,955,000	4,063,100
		10,872,025
Leisure - 3.0%
Royal Caribbean Cruises Ltd.:
6.875% 12/1/13	2,050,000	2,024,375
8% 5/15/10	3,285,000	3,531,375
Six Flags, Inc.:
8.875% 2/1/10	11,320,000	11,263,400
9.75% 4/15/13	4,240,000	4,261,200
Speedway Motorsports, Inc.:
6.75% 6/1/13	2,475,000	2,499,750
6.75% 6/1/13 (e)	5,120,000	5,171,200
Town Sports International Holdings, Inc. 0% 2/1/14 (d)(e)	3,870,000	1,741,500
Town Sports International, Inc. 9.625% 4/15/11	8,980,000	8,710,600
Universal City Development Partners Ltd./UCDP Finance, Inc. 11.75% 4/1/10	9,820,000	11,366,650
		50,570,050
Metals/Mining - 1.9%
Arch Western Finance LLC 6.75% 7/1/13 (e)	470,000	470,000
Compass Minerals International, Inc.:
0% 12/15/12 (d)	5,940,000	4,692,600
0% 6/1/13 (d)	9,470,000	7,291,900
CONSOL Energy, Inc. 7.875% 3/1/12	975,000	1,004,250
Freeport-McMoRan Copper & Gold, Inc. 10.125% 2/1/10	10,025,000	11,127,750
Peabody Energy Corp. 6.875% 3/15/13	3,440,000	3,483,000
Wise Metals Group LLC/Alloys Finance 10.25% 5/15/12 (e)	3,130,000	3,208,250
		31,277,750
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
Paper - 3.8%
Abitibi-Consolidated, Inc.:
5.02% 6/15/11 (e)(f)	$ 2,830,000	$ 2,861,838
7.75% 6/15/11 (e)	2,830,000	2,844,150
Bowater, Inc. 4.52% 3/15/10 (f)	4,620,000	4,637,325
Buckeye Technologies, Inc. 8.5% 10/1/13	3,825,000	3,882,375
Cellu Tissue Holdings, Inc. 9.75% 3/15/10 (e)	2,620,000	2,515,200
Georgia-Pacific Corp.:
8% 1/15/14	3,730,000	4,037,725
8.125% 5/15/11	2,070,000	2,282,175
8.875% 2/1/10	1,465,000	1,659,113
9.375% 2/1/13	2,620,000	2,993,350
Graphic Packaging International, Inc. 8.5% 8/15/11	1,205,000	1,289,350
Norske Skog Canada Ltd.:
7.375% 3/1/14	2,040,000	1,968,600
8.625% 6/15/11	10,765,000	11,410,900
Stone Container Corp.:
8.375% 7/1/12	8,805,000	9,201,225
9.75% 2/1/11	2,195,000	2,414,500
Tembec Industries, Inc.:
7.75% 3/15/12	1,095,000	1,056,675
8.5% 2/1/11	4,755,000	4,802,550
yankee 8.625% 6/30/09	4,700,000	4,758,750
		64,615,801
Publishing/Printing - 0.9%
Houghton Mifflin Co.:
8.25% 2/1/11	2,615,000	2,628,075
9.875% 2/1/13	4,835,000	4,847,088
The Reader's Digest Association, Inc. 6.5% 3/1/11	7,270,000	7,142,775
		14,617,938
Railroad - 1.7%
Kansas City Southern Railway Co.:
7.5% 6/15/09	13,155,000	13,155,000
9.5% 10/1/08	150,000	161,250
TFM SA de CV yankee 11.75% 6/15/09	14,915,000	14,616,700
		27,932,950
Restaurants - 0.2%
Friendly Ice Cream Corp. 8.375% 6/15/12 (e)	3,165,000	3,085,875
Services - 1.2%
Cornell Companies, Inc. 10.75% 7/1/12 (e)	2,880,000	2,952,000
Iron Mountain, Inc.:
6.625% 1/1/16	2,465,000	2,230,825
8.625% 4/1/13	3,035,000	3,217,100
JohnsonDiversey Holdings, Inc. 0% 5/15/13 (d)	3,210,000	2,471,700

	Principal Amount	Value (Note 1)
UGS Corp. 10% 6/1/12 (e)	$ 5,630,000	$ 5,967,800
United Rentals North America, Inc. 7.75% 11/15/13	3,980,000	3,761,100
		20,600,525
Shipping - 4.9%
CHC Helicopter Corp. 7.375% 5/1/14 (e)	2,410,000	2,349,750
General Maritime Corp. 10% 3/15/13	6,680,000	7,398,100
Horizon Lines LLC 9% 11/1/12 (e)	1,540,000	1,568,875
OMI Corp. 7.625% 12/1/13	9,225,000	9,040,500
Overseas Shipholding Group, Inc. 8.25% 3/15/13	4,745,000	5,077,150
Ship Finance International Ltd. 8.5% 12/15/13 (e)	25,180,000	24,298,678
Teekay Shipping Corp. 8.875% 7/15/11	17,723,000	19,495,300
United Rentals North America, Inc.:
6.5% 2/15/12	11,130,000	10,517,850
7% 2/15/14	2,335,000	2,083,988
		81,830,191
Steels - 2.8%
AK Steel Corp.:
7.75% 6/15/12	3,070,000	2,763,000
7.875% 2/15/09	2,600,000	2,418,000
Allegheny Technologies, Inc. 8.375% 12/15/11	6,820,000	6,854,100
CSN Islands VII Corp. 10.75% 9/12/08 (e)	5,755,000	5,970,813
CSN Islands VIII Corp. 9.75% 12/16/13 (e)	3,100,000	2,790,000
Gerdau AmeriSteel Corp./GUSAP Partners 10.375% 7/15/11	10,130,000	11,218,975
International Steel Group, Inc. 6.5% 4/15/14 (e)	6,460,000	6,040,100
Ispat Inland ULC 9.75% 4/1/14 (e)	8,655,000	8,914,650
		46,969,638
Super Retail - 2.0%
Asbury Automotive Group, Inc.:
8% 3/15/14	2,910,000	2,779,050
9% 6/15/12	8,545,000	8,673,175
Barneys, Inc. 9% 4/1/08	4,290,000	4,461,600
J. Crew Intermediate LLC 0% 5/15/08 (d)	4,205,000	3,616,300
Nebraska Book Co., Inc. 8.625% 3/15/12	2,530,000	2,479,400
Sonic Automotive, Inc. 8.625% 8/15/13	3,750,000	3,890,625
Toys 'R' US, Inc. 7.875% 4/15/13	8,735,000	8,691,325
		34,591,475
Supermarkets - 0.3%
Stater Brothers Holdings, Inc. 5.06% 6/15/10 (e)(f)	5,470,000	5,558,888
Technology - 3.5%
Amkor Technology, Inc.:
7.125% 3/15/11 (e)	5,490,000	5,119,425
7.75% 5/15/13	3,385,000	3,190,363
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
Technology - continued
Celestica, Inc. 7.875% 7/1/11	$ 5,700,000	$ 5,785,500
Flextronics International Ltd. 6.5% 5/15/13	7,845,000	7,629,263
Lucent Technologies, Inc.:
5.5% 11/15/08	7,675,000	7,233,688
6.45% 3/15/29	2,935,000	2,245,275
United Agriculture Products, Inc. 8.25% 12/15/11 (e)	5,470,000	5,934,950
Viasystems, Inc. 10.5% 1/15/11 (e)	2,880,000	3,038,400
Xerox Capital Trust I 8% 2/1/27	5,940,000	5,435,100
Xerox Corp. 7.625% 6/15/13	12,590,000	12,904,750
		58,516,714
Telecommunications - 8.3%
Alaska Communications Systems Holdings, Inc. 9.375% 5/15/09	3,825,000	3,853,688
American Cellular Corp. 10% 8/1/11	5,440,000	4,732,800
Centennial Cellular Operating Co. LLC/Centennial Finance Corp. 10.75% 12/15/08	6,413,000	6,637,455
Centennial Communications Corp./Centennial Cellular Operating Co. LLC/Centennial Puerto Rico Operations Corp. 8.125% 2/1/14 (e)	5,060,000	4,693,150
Cincinnati Bell, Inc. 8.375% 1/15/14	790,000	707,050
Crown Castle International Corp. 7.5% 12/1/13	3,170,000	3,138,300
Empresa Brasil de Telecomm SA 11% 12/15/08 (e)	5,405,000	5,837,400
Eschelon Operating Co. 8.375% 3/15/10	4,470,000	3,665,400
Innova S. de R.L. 9.375% 9/19/13	9,160,000	9,618,000
Millicom International Cellular SA 10% 12/1/13 (e)	13,140,000	13,271,400
Nextel Communications, Inc.:
5.95% 3/15/14	2,285,000	2,102,200
6.875% 10/31/13	13,240,000	13,041,400
Primus Telecommunications Group, Inc. 8% 1/15/14	4,605,000	3,960,300
Qwest Capital Funding, Inc. 7% 8/3/09	4,405,000	3,920,450
Qwest Corp. 9.125% 3/15/12 (e)	8,605,000	9,293,400
Qwest Services Corp.:
13.5% 12/15/10 (e)	14,550,000	16,878,000
14% 12/15/14 (e)	6,380,000	7,624,100
Rogers Wireless, Inc.:
6.375% 3/1/14	3,975,000	3,647,063
9.625% 5/1/11	7,345,000	8,189,675
Triton PCS, Inc.:
8.5% 6/1/13	835,000	789,075
8.75% 11/15/11	5,490,000	4,529,250
9.375% 2/1/11	2,310,000	1,975,050
U.S. West Capital Funding, Inc. 6.375% 7/15/08	3,985,000	3,566,575

	Principal Amount	Value (Note 1)
U.S. West Communications:
7.2% 11/10/26	$ 895,000	$ 769,700
7.5% 6/15/23	3,535,000	3,110,800
		139,551,681
TOTAL NONCONVERTIBLE BONDS		1,548,498,160
TOTAL CORPORATE BONDS (Cost $1,534,663,581)		1,556,091,160
Commercial Mortgage Securities - 0.3%

Banc of America Commercial Mortgage, Inc. Series 2003-2:
Class BWD, 6.947% 10/11/37 (e)	616,000	588,856
Class BWE, 7.226% 10/11/37 (e)	833,000	796,260
Class BWF, 7.55% 10/11/37 (e)	735,376	702,859
Class BWG, 8.155% 10/11/37 (e)	711,258	673,919
Class BWH, 9.073% 10/11/37 (e)	372,000	358,428
Class BWJ, 9.99% 10/11/37 (e)	615,000	592,206
Class BWK, 10.676% 10/11/37 (e)	479,000	459,860
Class BWL, 10.1596% 10/11/37 (e)	799,000	706,456
LB Multi-family Mortgage Trust Series 1991-4 Class A1, 6.9944% 4/25/21 (e)(f)	261,068	232,351
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $5,103,373)		5,111,195
Common Stocks - 0.1%
	Shares
Homebuilding/Real Estate - 0.1%
Swerdlow Real Estate Group LLC (a)(h)	159,600	1,462,415
Super Retail - 0.0%
Barneys, Inc. warrants 4/1/08 (a)	5,020	175,700
Textiles & Apparel - 0.0%
Arena Brands Holding Corp. Class B (h)	48,889	590,579
TOTAL COMMON STOCKS (Cost $5,402,020)		2,228,694
Nonconvertible Preferred Stocks - 0.2%

Broadcasting - 0.2%
Granite Broadcasting Corp. 12.75% pay-in-kind (a)	5,005	2,802,800
Cable TV - 0.0%
PTV, Inc. Series A, 10.00%	377	3,016
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $3,248,629)		2,805,816
Floating Rate Loans - 2.9%
	Principal Amount	Value (Note 1)
Cable TV - 0.7%
Hilton Head Communications LP Tranche B term loan 5.5% 3/31/08 (f)	$ 7,000,000	$ 6,702,500
Olympus Cable Holdings LLC Tranche A term loan 5.5% 6/30/10 (f)	5,500,000	5,307,500
		12,010,000
Electric Utilities - 1.2%
Allegheny Energy Supply Co. LLC Tranche C term loan 5.6228% 6/8/11 (f)	4,400,000	4,477,000
Astoria Energy LLC term loan:
6.8518% 4/15/12 (f)	5,200,000	5,252,000
10.3363% 4/15/12 (f)	3,340,000	3,431,850
Riverside Energy Center LLC:
Credit-Linked Deposit 6.02% 6/24/11 (f)	284,611	285,678
term loan 6.02% 6/24/11 (f)	6,415,389	6,439,447
		19,885,975
Hotels - 0.7%
Wyndham International, Inc. term loan:
5.9375% 6/30/06 (f)	10,005,783	9,880,710
6.9375% 4/1/06 (f)	2,222,659	2,217,103
		12,097,813
Telecommunications - 0.3%
Qwest Corp. Tranche B term loan 6.95% 6/30/10 (f)	4,500,000	4,443,750
TOTAL FLOATING RATE LOANS (Cost $46,428,644)		48,437,538
Money Market Funds - 2.8%
	Shares
Fidelity Cash Central Fund, 1.16% (b) (Cost $47,944,081)	47,944,081	47,944,081
Cash Equivalents - 0.9%
	Maturity Amount	Value (Note 1)
Investments in repurchase agreements (Collateralized by U.S. Treasury Obligations, in a joint trading account at 1.3%, dated 6/30/04 due 7/1/04) (Cost $15,113,000)	$ 15,113,545	$ 15,113,000
TOTAL INVESTMENT PORTFOLIO - 99.6% (Cost $1,657,903,328)		1,677,731,484
NET OTHER ASSETS - 0.4%		6,697,313
NET ASSETS - 100%		$ 1,684,428,797
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Non-income producing - issuer filed for bankruptcy or is in default of interest payments.
(d) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $418,863,016 or 24.9% of net assets.

(f) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,052,994 or 0.1% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Arena Brands Holding Corp. Class B	6/18/97	$ 1,974,627
Swerdlow Real Estate Group LLC	1/15/99	$ 7,697,348
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $1,236,906,557 and $1,587,548,635, respectively.

The fund participated in the interfund lending program as a borrower. The average daily loan balance during the period for which loans were outstanding amounted to $18,879,667. The weighted average interest rate was 1.13%. Interest expense includes $7,133 paid under the interfund lending program. At period end there were no interfund loans outstanding.

The fund participated in the bank borrowing program. The average daily loan balance during the period for which loans were outstanding amounted to $5,077,500. The weighted average interest rate was 1.25%. Interest expense includes $352 paid under the bank borrowing program. At period end, there were no bank borrowings outstanding.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	83.8%
Canada	5.1%
Marshall Islands	2.1%
France	1.7%
United Kingdom	1.5%
Mexico	1.5%
Luxembourg	1.4%
Others (individually less than 1%)	2.9%
100.0%
The fund invested in loans and loan participations, trade claims or other receivables. At period end the value of these investments amounted to $48,437,538 or 2.9% of net assets.
Income Tax Information

At December 31, 2003, the fund had a capital loss carryforward of approximately $1,222,565,000 of which $361,530,000, $772,554,000 and $88,481,000 will expire on December 31, 2008, 2009 and 2010, respectively.

See accompanying notes which are an integral part of the financial statements.

High Income Portfolio

Fidelity Variable Insurance Products: High Income Portfolio

Financial Statements

Statement of Assets and Liabilities

June 30, 2004 (Unaudited)
Assets
Investment in securities, at value (including repurchase agreements of $15,113,000) (cost $1,657,903,328) - See accompanying schedule		$ 1,677,731,484
Receivable for investments sold		44,535,953
Receivable for fund shares sold		133,689
Interest receivable		29,246,187
Prepaid expenses		4,646
Other receivables		27,534
Total assets		1,751,679,493
Liabilities
Payable to custodian bank	$ 3,734
Payable for investments purchased
Regular delivery	58,328,576
Delayed delivery	5,888,861
Payable for fund shares redeemed	1,962,438
Accrued management fee	806,598
Distribution fees payable	40,451
Other affiliated payables	149,055
Other payables and accrued expenses	70,983
Total liabilities		67,250,696
Net Assets		$ 1,684,428,797
Net Assets consist of:
Paid in capital		$ 2,747,239,891
Undistributed net investment income		79,363,058
Accumulated undistributed net realized gain (loss) on investments		(1,162,002,875)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		19,828,723
Net Assets		$ 1,684,428,797
Calculation of Maximum Offering Price Initial Class: Net Asset Value, offering price and redemption price per share ($1,292,435,434 ÷ 201,076,965 shares)		$ 6.43
Service Class: Net Asset Value, offering price and redemption price per share ($327,082,698 ÷ 51,081,390 shares)		$ 6.40
Service Class 2: Net Asset Value, offering price and redemption price per share ($64,687,377 ÷ 10,190,774 shares)		$ 6.35
Initial Class R: Net Asset Value, offering price and redemption price per share ($74,448 ÷ 11,592 shares)		$ 6.42
Service Class R: Net Asset Value, offering price and redemption price per share ($74,433 ÷ 11,628 shares)		$ 6.40
Service Class 2R: Net Asset Value, offering price and redemption price per share ($74,407 ÷ 11,719 shares)		$ 6.35

Statement of Operations

Six months ended June 30, 2004 (Unaudited)
Investment Income
Dividends		$ 732,961
Interest		76,126,361
Total income		76,859,322

Expenses
Management fee	$ 5,364,801
Transfer agent fees	628,211
Distribution fees	275,849
Accounting fees and expenses	353,362
Non-interested trustees' compensation	4,798
Custodian fees and expenses	32,074
Registration fees	4,070
Audit	33,201
Legal	8,989
Interest	7,485
Miscellaneous	52,357
Total expenses before reductions	6,765,197
Expense reductions	(896)	6,764,301
Net investment income (loss)		70,095,021
Realized and Unrealized Gain (Loss) Net realized gain (loss) on investment securities		62,024,615
Change in net unrealized appreciation (depreciation) on: Investment securities	(119,300,805)
Assets and liabilities in foreign currencies	60
Total change in net unrealized appreciation (depreciation)		(119,300,745)
Net gain (loss)		(57,276,130)
Net increase (decrease) in net assets resulting from operations		$ 12,818,891

See accompanying notes which are an integral part of the financial statements.

High Income Portfolio

Statement of Changes in Net Assets

	Six months ended June 30, 2004 (Unaudited)	Year ended December 31, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 70,095,021	$ 147,560,195
Net realized gain (loss)	62,024,615	93,505,636
Change in net unrealized appreciation (depreciation)	(119,300,745)	182,813,372
Net increase (decrease) in net assets resulting from operations	12,818,891	423,879,203
Distributions to shareholders from net investment income	(155,517,698)	(110,937,981)
Share transactions - net increase (decrease)	(260,897,261)	336,533,161
Total increase (decrease) in net assets	(403,596,068)	649,474,383

Net Assets
Beginning of period	2,088,024,865	1,438,550,482
End of period (including undistributed net investment income of $79,363,058 and undistributed net investment income of $164,989,590, respectively)	$ 1,684,428,797	$ 2,088,024,865
Other Information:
Share Transactions	Six months ended June 30, 2004 (Unaudited)
	Initial Class	Service Class	Service Class 2	Initial Class R A	Service Class R A	Service Class 2R A
Shares Sold	27,421,158	14,128,861	5,151,567	11,592	11,628	11,719
Reinvested	18,412,464	4,720,558	928,353	-	-	-
Redeemed	(74,123,823)	(28,184,527)	(7,010,199)	-	-	-
Net increase (decrease)	(28,290,201)	(9,335,108)	(930,279)	11,592	11,628	11,719
Dollars Sold	$ 179,057,763	$ 92,291,089	$ 33,350,440	$ 75,000	$ 75,000	$ 75,000
Reinvested	119,128,639	30,447,599	5,941,460	-	-	-
Redeemed	(490,664,314)	(185,476,858)	(45,198,079)	-	-	-
Net increase (decrease)	$ (192,477,912)	$ (62,738,170)	$ (5,906,179)	$ 75,000	$ 75,000	$ 75,000

Share Transactions			Year ended December 31, 2003
	Initial Class	Service Class	Service Class 2	Initial Class R	Service Class R	Service Class 2R
Shares Sold	187,111,620	59,201,139	17,709,351	-	-	-
Reinvested	15,863,052	3,574,368	424,961	-	-	-
Redeemed	(166,651,099)	(46,461,897)	(12,553,214)	-	-	-
Net increase (decrease)	36,323,573	16,313,610	5,581,098	-	-	-
Dollars Sold	$ 1,162,830,605	$ 370,826,801	$ 111,025,684	$ -	$ -	$ -
Reinvested	88,674,463	19,909,232	2,354,286	-	-	-
Redeemed	(1,045,910,689)	(293,649,573)	(79,527,648)	-	-	-
Net increase (decrease)	$ 205,594,379	$ 97,086,460	$ 33,852,322	$ -	$ -	$ -

Distributions	Six months ended June 30, 2004 (Unaudited)
	Initial Class	Service Class	Service Class 2	Initial Class R A	Service Class R A	Service Class 2R A
From net investment income	$ 119,128,639	$ 30,447,599	$ 5,941,460	$ -	$ -	$ -

			Year ended December 31, 2003
	Initial Class	Service Class	Service Class 2	Initial Class R	Service Class R	Service Class 2R
From net investment income	$ 88,674,463	$ 19,909,232	$ 2,354,286	$ -	$ -	$ -

A For the period April 14, 2004 (commencement of sale of shares) to June 30, 2004.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

	Six months ended June 30, 2004	Years ended December 31,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 6.95	$ 5.93	$ 6.41	$ 8.18	$ 11.32	$ 11.53
Income from Investment Operations
Net investment income (loss) E	.248	.520	.496 H	.774 G, H	1.123	1.095
Net realized and unrealized gain (loss)	(.198)	.980	(.306) H	(1.544) G, H	(3.513)	(.195)
Total from investment operations	.050	1.500	.190	(.770)	(2.390)	.900
Distributions from net investment income	(.570)	(.480)	(.670)	(1.000)	(.750)	(1.075)
Distributions from net realized gain	-	-	-	-	-	(.030)
Distributions in excess of net realized gain	-	-	-	-	-	(.005)
Total distributions	(.570)	(.480)	(.670)	(1.000)	(.750)	(1.110)
Net asset value, end of period	$ 6.43	$ 6.95	$ 5.93	$ 6.41	$ 8.18	$ 11.32
Total Return B, C, D	.67%	27.26%	3.44%	(11.73)%	(22.54)%	8.25%
Ratios to Average Net Assets F
Expenses before expense reductions	.70% A	.69%	.70%	.71%	.68%	.69%
Expenses net of voluntary waivers, if any	.70% A	.69%	.70%	.71%	.68%	.69%
Expenses net of all reductions	.70% A	.69%	.70%	.70%	.68%	.69%
Net investment income (loss)	7.59% A	8.25%	8.65% H	11.00% G, H	11.38%	9.80%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,292,436	$ 1,593,714	$ 1,145,562	$ 1,201,085	$ 1,467,250	$ 2,257,610
Portfolio turnover rate	139% A	130%	96%	138%	68%	82%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. G Effective January 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change. H As a result of a revision to reflect accretion of market discount using the interest method, certain amounts for the years ended December 31, 2002 and December 31, 2001 have been reclassified from what was previously reported. The impact of this change for the years ended December 31, 2002 and December 31, 2001 was a decrease to net investment income of $.017 and $.075 per share with a corresponding increase to net realized and unrealized gain (loss) per share, respectively. The ratio of net investment income to average net assets decreased from 8.95% and 12.08% to 8.65% and 11.00%, respectively. The reclassification has no impact on the net assets of the fund.

Financial Highlights - Service Class

	Six months ended June 30, 2004	Years ended December 31,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 6.92	$ 5.91	$ 6.38	$ 8.15	$ 11.29	$ 11.52
Income from Investment Operations
Net investment income (loss) E	.244	.513	.488 H	.758 G, H	1.102	1.074
Net realized and unrealized gain (loss)	(.204)	.967	(.288) H	(1.538) G, H	(3.502)	(.194)
Total from investment operations	.040	1.480	.200	(.780)	(2.400)	.880
Distributions from net investment income	(.560)	(.470)	(.670)	(.990)	(.740)	(1.075)
Distributions from net realized gain	-	-	-	-	-	(.030)
Distributions in excess of net realized gain	-	-	-	-	-	(.005)
Total distributions	(.560)	(.470)	(.670)	(.990)	(.740)	(1.110)
Net asset value, end of period	$ 6.40	$ 6.92	$ 5.91	$ 6.38	$ 8.15	$ 11.29
Total Return B, C, D	.52%	26.97%	3.62%	(11.90)%	(22.68)%	8.08%
Ratios to Average Net Assets F
Expenses before expense reductions	.80% A	.79%	.80%	.81%	.78%	.79%
Expenses net of voluntary waivers, if any	.80% A	.79%	.80%	.81%	.78%	.79%
Expenses net of all reductions	.80% A	.79%	.80%	.81%	.78%	.79%
Net investment income (loss)	7.49% A	8.15%	8.55% H	10.90% G, H	11.28%	9.69%
Supplemental Data
Net assets, end of period (000 omitted)	$ 327,083	$ 417,928	$ 260,489	$ 234,204	$ 227,549	$ 253,972
Portfolio turnover rate	139% A	130%	96%	138%	68%	82%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. G Effective January 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change. H As a result of a revision to reflect accretion of market discount using the interest method, certain amounts for the years ended December 31, 2002 and December 31, 2001 have been reclassified from what was previously reported. The impact of this change for the years ended December 31, 2002 and December 31, 2001 was a decrease to net investment income of $.017 and $.075 per share with a corresponding increase to net realized and unrealized gain (loss) per share, respectively. The ratio of net investment income to average net assets decreased from 8.85% and 11.97% to 8.55% and 10.90%, respectively. The reclassification has no impact on the net assets of the fund.

See accompanying notes which are an integral part of the financial statements.

High Income Portfolio

Financial Highlights - Service Class 2

	Six months ended June 30, 2004	Years ended December 31,
	(Unaudited)	2003	2002	2001	2000 F
Selected Per-Share Data
Net asset value, beginning of period	$ 6.87	$ 5.87	$ 6.36	$ 8.13	$ 11.14
Income from Investment Operations
Net investment income (loss) E	.236	.501	.472 I	.716 H, I	.936
Net realized and unrealized gain (loss)	(.196)	.959	(.292) I	(1.496) H, I	(3.206)
Total from investment operations	.040	1.460	.180	(.780)	(2.270)
Distributions from net investment income	(.560)	(.460)	(.670)	(.990)	(.740)
Net asset value, end of period	$ 6.35	$ 6.87	$ 5.87	$ 6.36	$ 8.13
Total Return B, C, D	.52%	26.75%	3.30%	(11.93)%	(21.83)%
Ratios to Average Net Assets G
Expenses before expense reductions	.96% A	.95%	.97%	.98%	1.01% A
Expenses net of voluntary waivers, if any	.96% A	.95%	.97%	.98%	1.01% A
Expenses net of all reductions	.96% A	.95%	.97%	.98%	1.01% A
Net investment income (loss)	7.33% A	7.99%	8.38% I	10.73% H, I	11.04% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 64,687	$ 76,383	$ 32,499	$ 16,508	$ 4,742
Portfolio turnover rate	139% A	130%	96%	138%	68%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F For the period January 12, 2000 (commencement of sale of shares) to December 31, 2000. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Effective January 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change. I As a result of a revision to reflect accretion of market discount using the interest method, certain amounts for the years ended December 31, 2002 and December 31, 2001 have been reclassified from what was previously reported. The impact of this change for the years ended December 31, 2002 and December 31, 2001 was a decrease to net investment income of $.017 and $.072 per share with a corresponding increase to net realized and unrealized gain (loss) per share, respectively. The ratio of net investment income to average net assets decreased from 8.68% and 11.81% to 8.38% and 10.73%, respectively. The reclassification has no impact on the net assets of the fund.

Financial Highlights - Initial Class R

Six months ended June 30, 2004 F
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 6.47
Income from Investment Operations
Net investment income (loss) E	.101
Net realized and unrealized gain (loss)	(.151)
Total from investment operations	(.050)
Net asset value, end of period	$ 6.42
Total Return B, C, D	.51%
Ratios to Average Net Assets G
Expenses before expense reductions	.71% A
Expenses net of voluntary waivers, if any	.71% A
Expenses net of all reductions	.71% A
Net investment income (loss)	7.58% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 75
Portfolio turnover rate	139% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F For the period April 14, 2004 (commencement of sale of shares) to June 30, 2004. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

High Income Portfolio

Financial Highlights - Service Class R

Six months ended June 30, 2004 F
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 6.45
Income from Investment Operations
Net investment income (loss) E	.100
Net realized and unrealized gain (loss)	(.150)
Total from investment operations	(.050)
Net asset value, end of period	$ 6.40
Total Return B, C, D	.52%
Ratios to Average Net Assets G
Expenses before expense reductions	.81% A
Expenses net of voluntary waivers, if any	.81% A
Expenses net of all reductions	.81% A
Net investment income (loss)	7.48% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 74
Portfolio turnover rate	139% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F For the period April 14, 2004 (commencement of sale of shares) to June 30, 2004. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Service Class 2R

Six months ended June 30, 2004 F
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 6.40
Income from Investment Operations
Net investment income (loss) E	.097
Net realized and unrealized gain (loss)	(.147)
Total from investment operations	(.050)
Net asset value, end of period	$ 6.35
Total Return B, C, D	.52%
Ratios to Average Net Assets G
Expenses before expense reductions	.97% A
Expenses net of voluntary waivers, if any	.97% A
Expenses net of all reductions	.97% A
Net investment income (loss)	7.32% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 74
Portfolio turnover rate	139% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F For the period April 14, 2004 (commencement of sale of shares) to June 30, 2004. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2004 (Unaudited)

1. Significant Accounting Policies.

High Income Portfolio (the fund) is a fund of Variable Insurance Products Fund (the trust) (referred to in this report as Fidelity Variable Insurance Products: High Income Portfolio) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares, Initial Class R shares, Service Class R shares, and Service Class 2R shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Debt securities, including restricted securities, for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. Equity securities, including restricted securities, for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to prior period premium and discount on debt securities, market discount, partnerships, non-taxable dividends, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 58,226,644	|
Unrealized depreciation	(32,829,997)
Net unrealized appreciation (depreciation)	$ 25,396,647
Cost for federal income tax purposes	$ 1,652,334,837

Trading (Redemption) Fees. Initial Class R shares, Service Class R shares and Service Class 2R shares held less than 60 days are subject to a redemption fee equal to 1% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the fund and accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Delayed Delivery Transactions and When-Issued Securities. The fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the fund's Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments that obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. Information regarding loans and other direct debt instruments is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

High Income Portfolio

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the fund's average net assets and a group fee rate that averaged .13% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .58% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' and Service Class R's average net assets and .25% of Service Class 2's and Service Class 2R's average net assets.

For the period, each class paid FDC the following amounts, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services:

Service Class	$ 184,449	|
Service Class 2	91,344
Service Class R	16
Service Class 2R	40
	$ 275,849

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each account. FIIOC pays a portion of the expenses related to the typesetting, printing and mailing of shareholder reports, except proxy statements. Each class pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of their month end net assets. For the period, the total transfer agent fees paid by each class to FIIOC, including out of pocket expenses, were as follows:

Initial Class	$ 478,335	|
Service Class	122,089
Service Class 2	27,751
Initial Class R	12
Service Class R	12
Service Class 2R	12
	$ 628,211

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $237,616 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating funds. Information regarding the fund's participation in the program is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Bank Borrowings.

The fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. Information regarding the fund's participation in the program is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $158 for the period. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $738.

8. Other Information.

At the end of the period, FMR or its affiliates were the owners of record of 20% of the total outstanding shares of the fund and two otherwise unaffiliated shareholders were the owners of record of 49% of the total outstanding shares of the fund.

High Income Portfolio

Semiannual Report

High Income Portfolio

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Far East) Inc.

Fidelity Investments Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Shareholder Servicing Agent

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Custodian

The Bank of New York
New York, NY

VIPHI-SANN-0804
1.705694.106

Fidelity® Variable Insurance Products:

Overseas Portfolio

Semiannual Report

June 30, 2004

(2_fidelity_logos) (Registered_Trademark)

Contents

Investment Summary	3	A summary of the fund's investments at period end.
Investments	4	A complete list of the fund's investments with their market values.
Financial Statements	8	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	13	Notes to the financial statements.

For a free copy of the fund's proxy voting guidelines, call 800-221-5207 or visit the Securities and Exchange Commission (SEC)'s web site at www.sec.gov.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

Overseas Portfolio

Fidelity Variable Insurance Products: Overseas Portfolio

Investment Summary

Top Five Stocks as of June 30, 2004
% of fund's net assets
Vodafone Group PLC (United Kingdom)	3.9
Deutsche Telekom AG sponsored ADR (Germany)	3.4
Total SA Series B (France)	2.8
HSBC Holdings PLC (United Kingdom) (Reg.) (United Kingdom)	2.0
Allianz AG (Reg.) (Germany)	1.8
13.9
Top Five Market Sectors as of June 30, 2004
% of fund's net assets
Financials	24.6
Information Technology	12.9
Telecommunication Services	12.2
Consumer Discretionary	12.1
Energy	9.5
Top Five Countries as of June 30, 2004
(excluding cash equivalents)	% of fund's net assets
Japan	18.6
United Kingdom	17.8
France	10.4
Germany	10.2
Switzerland	6.2

Semiannual Report

Fidelity Variable Insurance Products: Overseas Portfolio

Investments June 30, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 91.0%
	Shares	Value (Note 1)
Australia - 1.7%
CSL Ltd.	698,840	$ 10,892,529
Newcrest Mining Ltd.	149,871	1,443,487
News Corp. Ltd. sponsored ADR	693,600	22,805,568
TOTAL AUSTRALIA		35,141,584
Belgium - 0.2%
Fortis	215,200	4,776,734
Bermuda - 0.1%
Golar LNG Ltd. (a)	101,400	1,565,944
Brazil - 0.1%
Petroleo Brasileiro SA Petrobras sponsored ADR	47,300	1,327,711
Canada - 3.7%
Agnico-Eagle Mines Ltd.	99,100	1,320,194
Bombardier, Inc. Class B (sub. vtg.)	961,400	2,897,390
Canadian Natural Resources Ltd.	229,700	6,896,683
EnCana Corp.	565,100	24,410,422
Kinross Gold Corp. (a)	975,100	5,424,126
Meridian Gold, Inc. (a)	119,300	1,543,682
Petro-Canada	26,900	1,162,595
Precision Drilling Corp. (a)	94,800	4,529,278
Talisman Energy, Inc.	1,272,100	27,751,788
Wheaton River Minerals Ltd. (a)	835,200	2,341,741
TOTAL CANADA		78,277,899
China - 0.6%
BYD Co. Ltd. (H Shares)	683,600	2,020,177
China Telecom Corp. Ltd. sponsored ADR	200,280	7,067,881
Global Bio-Chem Technology Group Co. Ltd.	4,130,000	2,991,679
Global Bio-Chem Technology Group Co. Ltd. warrants 5/31/07 (a)	516,250	33,756
People's Food Holdings Ltd.	1,700,000	1,118,226
TOTAL CHINA		13,231,719
Denmark - 1.0%
Coloplast AS Series B	27,200	2,571,007
Danske Bank AS	163,300	3,878,971
Novo Nordisk AS Series B	110,100	5,682,243
TDC AS	283,900	9,247,785
TOTAL DENMARK		21,380,006
Finland - 0.5%
Nokia Corp.	682,200	9,919,188
France - 10.4%
Alcatel SA sponsored ADR (a)	813,300	12,598,017
Assurances Generales France SA (Bearer)	51,100	3,111,715
AXA SA	710,604	15,732,773
BNP Paribas SA	376,602	23,217,807
Business Objects SA sponsored ADR (a)	158,400	3,584,592
Credit Agricole SA	113,400	2,766,053

	Shares	Value (Note 1)
Dassault Systemes SA	113,914	$ 5,294,604
France Telecom SA	709,661	18,649,891
L'Oreal SA	162,395	13,002,438
Pernod-Ricard	96,600	12,382,184
Peugeot Citroen SA	47,200	2,634,756
Sanofi-Synthelabo SA sponsored ADR	518,200	16,577,218
Television Francaise 1 SA	96,500	3,047,030
Total SA Series B	308,800	59,339,008
Vivendi Universal SA sponsored ADR (a)	928,000	25,891,200
TOTAL FRANCE		217,829,286
Germany - 8.8%
Adidas-Salomon AG	75,759	9,066,788
Allianz AG (Reg.)	350,800	38,090,211
Altana AG sponsored ADR	31,600	1,908,008
BASF AG	298,725	16,086,341
Deutsche Bank AG (NY Shares)	56,700	4,485,537
Deutsche Boerse AG	139,239	7,093,210
Deutsche Telekom AG sponsored ADR (a)	4,044,300	71,624,553
E.ON AG	72,544	5,258,715
Fresenius Medical Care AG	182,200	13,552,656
Infineon Technologies AG sponsored ADR (a)	185,800	2,526,880
Muenchener Rueckversicherungs-Gesellschaft AG (Reg.)	59,800	6,498,248
RWE AG	164,060	7,733,385
TOTAL GERMANY		183,924,532
Greece - 0.2%
Cosmote Mobile Telecommunications SA	159,500	2,509,388
Greek Organization of Football Prognostics SA	129,780	2,456,501
TOTAL GREECE		4,965,889
Hong Kong - 1.2%
Esprit Holdings Ltd.	221,000	988,859
Hong Kong Exchanges & Clearing Ltd.	1,952,000	4,004,205
Hutchison Whampoa Ltd.	950,600	6,489,840
Techtronic Industries Co. Ltd.	6,544,000	10,445,499
Television Broadcasts Ltd.	511,000	2,188,184
TOTAL HONG KONG		24,116,587
India - 2.7%
Bank of Baroda	501,743	1,637,554
Cipla Ltd.	633,000	2,918,891
Dr. Reddy's Laboratories Ltd.	151,900	2,427,592
Housing Development Finance Corp. Ltd.	1,107,583	12,457,448
I-Flex Solutions Ltd.	429,464	5,420,728
Infosys Technologies Ltd.	135,558	16,287,895
Reliance Industries Ltd.	367,900	3,438,135
Satyam Computer Services Ltd.	1,219,887	8,106,046
Common Stocks - continued
	Shares	Value (Note 1)
India - continued
State Bank of India	179,400	$ 1,760,364
Wipro Ltd.	86,289	998,681
TOTAL INDIA		55,453,334
Indonesia - 0.1%
PT Bank Mandiri Persero Tbk	14,066,000	1,758,250
Italy - 0.3%
ENI Spa	328,286	6,588,043
Japan - 18.0%
Advantest Corp.	63,200	4,296,021
Canon, Inc.	243,600	13,008,240
Daiwa Securities Group, Inc.	1,417,000	10,330,416
FamilyMart Co. Ltd.	276,700	9,159,907
Honda Motor Co. Ltd.	157,000	7,636,480
Ito Yokado Ltd.	622,000	27,010,906
JAFCO Co. Ltd.	247,800	19,194,561
KDDI Corp.	3,889	22,565,992
Kyocera Corp.	137,700	11,814,660
Millea Holdings, Inc.	529	7,968,977
Mizuho Financial Group, Inc.	5,570	25,638,481
Murata Manufacturing Co. Ltd.	181,500	10,497,815
Nikko Cordial Corp.	3,191,000	15,696,917
Nippon System Development Co. Ltd.	102,000	2,257,403
Nitto Denko Corp.	219,600	11,394,583
Nomura Holdings, Inc.	1,729,000	25,848,550
Nomura Research Institute Ltd.	20,200	2,184,555
Oriental Land Co. Ltd.	38,700	2,580,251
ORIX Corp.	92,700	10,775,108
Rohm Co. Ltd.	62,600	7,602,377
Seiyu Ltd. (a)	1,091,000	3,631,948
SMC Corp.	35,400	3,884,339
Softbank Corp.	94,200	4,204,594
Sumitomo Electric Industries Ltd.	852,000	8,817,930
Sumitomo Mitsui Financial Group, Inc.	4,997	34,757,044
TDK Corp.	98,500	7,584,002
Tokyo Electron Ltd.	206,800	11,768,845
Toyota Motor Corp.	631,800	25,783,758
UFJ Holdings, Inc. (a)	6,564	29,420,327
TOTAL JAPAN		377,314,987
Korea (South) - 2.6%
Honam Petrochemical Corp.	118,960	4,059,788
Kookmin Bank (a)	167,140	5,197,338
LG Electronics, Inc.	254,140	12,063,122
Samsung Electro-Mechanics Co. Ltd. (a)	183,200	5,196,883
Samsung Electronics Co. Ltd.	60,640	25,054,383
Shinhan Financial Group Co. Ltd.	261,240	3,801,501
TOTAL KOREA (SOUTH)		55,373,015
Malaysia - 0.1%
Public Bank BHD (For. Reg.)	1,452,250	2,522,329

	Shares	Value (Note 1)
Netherlands - 5.1%
Aegon NV	72,300	$ 873,835
ASML Holding NV (a)	1,780,174	30,458,777
EADS NV	105,300	2,938,338
ING Groep NV (Certificaten Van Aandelen)	832,324	19,726,079
Koninklijke Ahold NV (a)	461,300	3,658,109
Koninklijke KPN NV	845,606	6,455,945
Unilever NV (NY Shares)	237,400	16,264,274
VNU NV	547,525	15,939,467
Wolters Kluwer NV (Certificaten Van Aandelen)	514,275	9,357,970
TOTAL NETHERLANDS		105,672,794
Peru - 0.1%
Compania de Minas Buenaventura SA sponsored ADR	52,500	1,160,250
Portugal - 0.2%
Portugal Telecom SGPS SA (Reg.)	443,150	4,793,931
Russia - 0.8%
JSC MMC 'Norilsk Nickel' sponsored ADR	75,800	4,153,840
Lukoil Oil Co. sponsored ADR	39,300	4,106,850
OAO Gazprom sponsored ADR	136,600	3,920,420
YUKOS Corp. sponsored ADR	132,403	4,210,415
TOTAL RUSSIA		16,391,525
South Africa - 0.3%
Harmony Gold Mining Co. Ltd. sponsored ADR	172,600	1,827,834
MTN Group Ltd. (a)	904,583	4,190,267
TOTAL SOUTH AFRICA		6,018,101
Spain - 2.2%
Banco Bilbao Vizcaya Argentaria SA	184,900	2,476,034
Banco Popular Espanol SA (Reg.)	174,700	9,890,436
Banco Santander Central Hispano SA	1,208,868	12,693,114
Telefonica SA	1,446,462	21,518,533
TOTAL SPAIN		46,578,117
Sweden - 1.4%
Skandia Foersaekrings AB	355,200	1,474,918
Skandinaviska Enskilda Banken AB (A Shares)	269,900	3,915,342
Telefonaktiebolaget LM Ericsson ADR (a)	784,500	23,472,240
TOTAL SWEDEN		28,862,500
Switzerland - 6.2%
Actelion Ltd. (Reg.) (a)	22,893	2,638,540
Adecco SA	96,840	4,836,574
Compagnie Financiere Richemont unit	312,115	8,168,849
Credit Suisse Group (Reg.)	545,503	19,534,462
Novartis AG (Reg.)	782,531	34,822,629
Roche Holding AG (participation certificate)	242,968	24,114,000
Common Stocks - continued
	Shares	Value (Note 1)
Switzerland - continued
UBS AG (Reg.)	411,514	$ 29,242,185
Zurich Financial Services AG	43,940	6,954,646
TOTAL SWITZERLAND		130,311,885
Taiwan - 2.1%
High Tech Computer Corp.	639,000	2,798,123
Hon Hai Precision Industries Co. Ltd.	1,834,880	6,832,291
Quanta Computer, Inc.	2,701,000	5,752,800
Taishin Financial Holdings Co. Ltd.	1,668,000	1,376,336
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	312,200	2,594,382
United Microelectronics Corp. (a)	21,867,000	16,284,629
United Microelectronics Corp. sponsored ADR (a)	605,100	2,607,981
Yageo Corp. (a)	9,414,000	4,851,421
TOTAL TAIWAN		43,097,963
United Kingdom - 17.3%
3i Group PLC	663,873	7,398,085
Abbey National PLC	616,800	5,759,722
AstraZeneca PLC (United Kingdom)	497,100	22,687,644
Aviva PLC	266,300	2,756,840
BHP Billiton PLC	593,577	5,167,580
BP PLC	2,634,894	23,525,212
British Sky Broadcasting Group PLC (BSkyB)	310,800	3,517,220
Centrica PLC	1,630,900	6,661,497
Dixons Group PLC	5,328,300	16,019,846
Enterprise Inns PLC	281,200	2,941,788
Hilton Group PLC	2,014,800	10,117,407
HSBC Holdings PLC (United Kingdom) (Reg.)	2,842,849	42,591,564
ITV PLC	2,419,372	5,084,085
Kesa Electricals PLC	1,433,748	7,545,263
Lloyds TSB Group PLC	248,850	1,954,781
Man Group PLC	611,067	15,876,151
mmO2 PLC (a)	2,395,800	4,042,897
Prudential PLC	552,578	4,770,435
Reckitt Benckiser PLC	331,800	9,423,397
Reuters Group PLC	1,006,400	6,784,019
Rexam PLC	298,902	2,437,683
Rio Tinto PLC (Reg.)	642,180	15,741,437
Royal Bank of Scotland Group PLC	243,400	7,032,330
Shire Pharmaceuticals Group PLC sponsored ADR (a)	369,700	9,885,778
Smith & Nephew PLC	1,796,100	19,854,089
Tesco PLC	1,548,141	7,499,431
Vodafone Group PLC	37,316,904	82,470,360
William Hill PLC	189,500	1,910,061

	Shares	Value (Note 1)
Xstrata PLC	367,500	$ 4,927,799
Yell Group PLC	1,044,000	6,548,366
TOTAL UNITED KINGDOM		362,932,767
United States of America - 3.0%
ENSCO International, Inc.	288,900	8,406,990
Fox Entertainment Group, Inc. Class A (a)	83,900	2,240,130
Freeport-McMoRan Copper & Gold, Inc. Class B	285,900	9,477,585
Grant Prideco, Inc. (a)	373,900	6,902,194
Nabors Industries Ltd. (a)	110,200	4,983,244
Newmont Mining Corp.	31,700	1,228,692
NTL, Inc. (a)	230,100	13,258,362
Pride International, Inc. (a)	175,400	3,001,094
Synthes, Inc.	77,867	8,896,682
Weatherford International Ltd. (a)	113,100	5,087,238
Wellcare Group, Inc.	1,300	22,100
TOTAL UNITED STATES OF AMERICA		63,504,311
TOTAL COMMON STOCKS (Cost $1,535,585,706)		1,904,791,181
Nonconvertible Preferred Stocks - 0.8%

Germany - 0.8%
Fresenius Medical Care AG	129,900	6,969,161
Porsche AG (non-vtg.)	14,600	9,794,278
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $12,028,885)		16,763,439
Nonconvertible Bonds - 0.5%
		Principal Amount
United Kingdom - 0.5%
Telewest Communications PLC yankee:
0% 2/1/10 (c)(d)		$ 630,000	270,900
9.25% 4/15/09 (c)		1,680,000	772,800
9.875% 2/1/10 (c)		4,295,000	2,405,200
Telewest PLC:
11% 10/1/07 (c)		8,260,000	4,914,700
yankee 9.625% 10/1/06 (c)		2,960,000	1,687,200
TOTAL NONCONVERTIBLE BONDS (Cost $8,459,875)			10,050,800
Government Obligations - 1.2%

Germany - 0.6%
German Federal Republic:
4.25% 7/4/14	EUR	5,000,000	6,063,729
- principal STRIPS 0% 1/4/14	EUR	7,440,000	6,043,348
TOTAL GERMANY			12,107,077
Government Obligations - continued
		Principal Amount	Value (Note 1)
Japan - 0.6%
Japan Government 0.1% 8/20/05	JPY	1,352,700,000	$ 12,433,703
TOTAL GOVERNMENT OBLIGATIONS (Cost $24,480,193)			24,540,780
Money Market Funds - 12.5%
	Shares
Fidelity Cash Central Fund, 1.16% (b)	198,108,075	198,108,075
Fidelity Securities Lending Cash Central Fund, 1.18% (b)	63,694,061	63,694,061
TOTAL MONEY MARKET FUNDS (Cost $261,802,136)		261,802,136
TOTAL INVESTMENT PORTFOLIO - 106.0% (Cost $1,842,356,795)		2,217,948,336
NET OTHER ASSETS - (6.0)%		(124,745,779)
NET ASSETS - 100%		$ 2,093,202,557
Currency Abbreviations
EUR	-	European Monetary Unit
JPY	-	Japanese yen
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Non-income producing - issuer filed for bankruptcy or is in default of interest payments.
(d) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $870,741,019 and $787,320,568, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $502 for the period.
Income Tax Information

At December 31, 2003, the fund had a capital loss carryforward of approximately $606,700,000 of which $367,608,000, $191,786,000 and $47,306,000 will expire on December 31, 2009, 2010 and 2011, respectively.

See accompanying notes which are an integral part of the financial statements.

Overseas Portfolio

Fidelity Variable Insurance Products: Overseas Portfolio

Financial Statements

Statement of Assets and Liabilities

June 30, 2004 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $61,286,817) (cost $1,842,356,795) - See accompanying schedule		$ 2,217,948,336
Cash		5,534
Foreign currency held at value (cost $ 3,891,360)		3,846,270
Receivable for investments sold		536,942
Receivable for fund shares sold		5,995,097
Dividends receivable		2,338,233
Interest receivable		184,816
Prepaid expenses		3,732
Other affiliated receivables		8,536
Other receivables		383,905
Total assets		2,231,251,401
Liabilities
Payable for investments purchased	$ 67,792,625
Payable for fund shares redeemed	4,726,022
Accrued management fee	1,251,048
Distribution fees payable	74,700
Other affiliated payables	235,130
Other payables and accrued expenses	275,258
Collateral on securities loaned, at value	63,694,061
Total liabilities		138,048,844
Net Assets		$ 2,093,202,557
Net Assets consist of:
Paid in capital		$ 2,274,934,071
Distributions in excess of net investment income		(2,882,395)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(554,287,061)
Net unrealized appreciation (depreci- ation) on investments and assets and liabilities in foreign currencies		375,437,942
Net Assets		$ 2,093,202,557
Calculation of Maximum Offering Price Initial Class: Net Asset Value, offering price and redemption price per share ($1,430,323,652 ÷ 91,840,585 shares)		$ 15.57
Service Class: Net Asset Value, offering price and redemption price per share ($276,536,907 ÷ 17,821,383 shares)		$ 15.52
Service Class 2: Net Asset Value, offering price and redemption price per share ($217,429,253 ÷ 14,043,824 shares)		$ 15.48
Initial Class R: Net Asset Value, offering price and redemption price per share ($81,566,300 ÷ 5,244,063 shares)		$ 15.55
Service Class R: Net Asset Value, offering price and redemption price per share ($72,878,646 ÷ 4,701,272 shares)		$ 15.50
Service Class 2R: Net Asset Value, offering price and redemption price per share ($14,467,799 ÷ 939,385 shares)		$ 15.40

Statement of Operations

Six months ended June 30, 2004 (Unaudited)
Investment Income
Dividends		$ 20,677,073
Interest		928,505
Security lending		972,053
		22,577,631
Less foreign taxes withheld		(2,419,794)
Total income		20,157,837

Expenses
Management fee	$ 7,508,274
Transfer agent fees	700,898
Distribution fees	406,575
Accounting and security lending fees	488,651
Non-interested trustees' compensation	4,807
Appreciation in deferred trustee compensation account	6,454
Custodian fees and expenses	371,773
Registration fees	195
Audit	33,016
Legal	2,428
Miscellaneous	49,286
Total expenses before reductions	9,572,357
Expense reductions	(384,397)	9,187,960
Net investment income (loss)		10,969,877
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities (net of foreign taxes of $215,094)	65,555,846
Foreign currency transactions	(41,511)
Total net realized gain (loss)		65,514,335
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $3,690,743)	(61,392,641)
Assets and liabilities in foreign currencies	(74,717)
Total change in net unrealized appreciation (depreciation)		(61,467,358)
Net gain (loss)		4,046,977
Net increase (decrease) in net assets resulting from operations		$ 15,016,854

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Variable Insurance Products: Overseas Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended June 30, 2004 (Unaudited)	Year ended December 31, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 10,969,877	$ 12,219,607
Net realized gain (loss)	65,514,335	(23,642,194)
Change in net unrealized appreciation (depreciation)	(61,467,358)	580,158,781
Net increase (decrease) in net assets resulting from operations	15,016,854	568,736,194
Distributions to shareholders from net investment income	(22,557,627)	(11,225,102)
Share transactions - net increase (decrease)	174,447,818	76,831,320
Redemption fees	25,840	30,862
Total increase (decrease) in net assets	166,932,885	634,373,274
Net Assets
Beginning of period	1,926,269,672	1,291,896,398
End of period (including distributions in excess of net investment income of $2,882,395 and undistributed net investment income of $8,430,134, respectively)	$ 2,093,202,557	$ 1,926,269,672
Other Information:
Share Transactions	Six months ended June 30, 2004 (Unaudited)
	Initial Class	Service Class	Service Class 2	Initial Class R	Service Class R	Service Class 2R
Shares Sold	11,075,633	3,058,353	6,755,093	2,950,158	1,213,826	503,458
Reinvested	1,047,651	175,526	101,002	30,931	41,469	4,934
Redeemed	(12,405,150)	(1,292,239)	(1,898,355)	(271,905)	(172,337)	(27,665)
Net increase (decrease)	(281,866)	1,941,640	4,957,740	2,709,184	1,082,958	480,727
Dollars Sold	$ 176,812,653	$ 48,615,520	$ 107,053,104	$ 45,816,556	$ 19,324,001	$ 7,674,161
Reinvested	16,877,656	2,818,947	1,619,063	497,678	665,579	78,704
Redeemed	(195,405,519)	(20,377,386)	(30,204,082)	(4,290,617)	(2,693,039)	(435,161)
Net increase (decrease)	$ (1,715,210)	$ 31,057,081	$ 78,468,085	$ 42,023,617	$ 17,296,541	$ 7,317,704

Share Transactions	Year ended December 31, 2003
	Initial Class	Service Class	Service Class 2	Initial Class R	Service Class R	Service Class 2R
Shares Sold	135,754,582	34,982,458	57,905,822	1,401,445	2,096,259	337,680
Reinvested	891,621	140,448	26,238	15,499	17,531	2,278
Redeemed	(138,456,054)	(35,447,830)	(53,234,293)	(307,443)	(140,438)	(29,586)
Net increase (decrease)	(1,809,851)	(324,924)	4,697,767	1,109,501	1,973,352	310,372
Dollars Sold	$ 1,613,667,675	$ 391,087,076	$ 672,794,854	$ 17,351,785	$ 25,897,371	$ 3,723,543
Reinvested	9,156,952	1,438,187	268,410	159,020	179,341	23,192
Redeemed	(1,637,501,847)	(397,130,238)	(618,521,317)	(3,679,685)	(1,677,969)	(405,030)
Net increase (decrease)	$ (14,677,220)	$ (4,604,975)	$ 54,541,947	$ 13,831,120	$ 24,398,743	$ 3,341,705

Distributions	Six months ended June 30, 2004 (Unaudited)
	Initial Class	Service Class	Service Class 2	Initial Class R	Service Class R	Service Class 2R
From net investment income	$ 16,877,656	$ 2,818,947	$ 1,619,063	$ 497,678	$ 665,579	$ 78,704

	Year ended December 31, 2003
	Initial Class	Service Class	Service Class 2	Initial Class R	Service Class R	Service Class 2R
From net investment income	$ 9,156,952	$ 1,438,187	$ 268,410	$ 159,020	$ 179,341	$ 23,192

See accompanying notes which are an integral part of the financial statements.

Overseas Portfolio

Financial Highlights - Initial Class

	Six months ended June 30, 2004	Years ended December 31,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 15.59	$ 10.98	$ 13.88	$ 20.00	$ 27.44	$ 20.06
Income from Investment Operations
Net investment income (loss) D	.09	.11	.10	.14	.19 E	.24
Net realized and unrealized gain (loss)	.07	4.60	(2.90)	(3.86)	(4.93)	7.95
Total from investment operations	.16	4.71	(2.80)	(3.72)	(4.74)	8.19
Distributions from net investment income	(.18)	(.10)	(.10)	(.93)	(.31)	(.31)
Distributions in excess of net investment income	-	-	-	-	(.06)	-
Distributions from net realized gain	-	-	-	(1.47)	(2.33)	(.50)
Total distributions	(.18)	(.10)	(.10)	(2.40)	(2.70)	(.81)
Redemption fees added to paid in capital D	- G	- G	- G	-	-	-
Net asset value, end of period	$ 15.57	$ 15.59	$ 10.98	$ 13.88	$ 20.00	$ 27.44
Total Return B,C,H	.99%	43.37%	(20.28)%	(21.21)%	(19.07)%	42.55%
Ratios to Average Net Assets F
Expenses before expense reductions	.88% A	.90%	.90%	.92%	.89%	.91%
Expenses net of voluntary waivers, if any	.88% A	.90%	.90%	.92%	.89%	.91%
Expenses net of all reductions	.85% A	.86%	.86%	.87%	.87%	.87%
Net investment income (loss)	1.10% A	.87%	.79%	.91%	.84%	1.10%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,430,324	$ 1,436,137	$ 1,031,489	$ 1,496,873	$ 2,267,507	$ 2,736,851
Portfolio turnover rate	83% A	99%	77%	98%	136%	78%

A Annualized B Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Investment income per share reflects a special dividend which amounted to $.04 per share. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. G Amount represents less than $.01 per share. H Total returns for periods of less than one year are not annualized.

Financial Highlights - Service Class

	Six months ended June 30, 2004	Years ended December 31,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 15.53	$ 10.94	$ 13.83	$ 19.94	$ 27.39	$ 20.04
Income from Investment Operations
Net investment income (loss) D	.08	.09	.09	.12	.17 E	.22
Net realized and unrealized gain (loss)	.08	4.59	(2.89)	(3.84)	(4.93)	7.94
Total from investment operations	.16	4.68	(2.80)	(3.72)	(4.76)	8.16
Distributions from net investment income	(.17)	(.09)	(.09)	(.92)	(.30)	(.31)
Distributions in excess of net investment income	-	-	-	-	(.06)	-
Distributions from net realized gain	-	-	-	(1.47)	(2.33)	(.50)
Total distributions	(.17)	(.09)	(.09)	(2.39)	(2.69)	(.81)
Redemption fees added to paid in capital D	- G	- G	- G	-	-	-
Net asset value, end of period	$ 15.52	$ 15.53	$ 10.94	$ 13.83	$ 19.94	$ 27.39
Total Return B,C,H	.99%	43.20%	(20.34)%	(21.27)%	(19.18)%	42.44%
Ratios to Average Net Assets F
Expenses before expense reductions	.99% A	1.00%	1.00%	1.03%	.99%	1.01%
Expenses net of voluntary waivers, if any	.99% A	1.00%	1.00%	1.03%	.99%	1.01%
Expenses net of all reductions	.95% A	.96%	.96%	.97%	.97%	.98%
Net investment income (loss)	1.00% A	.77%	.69%	.81%	.74%	1.00%
Supplemental Data
Net assets, end of period (000 omitted)	$ 276,537	$ 246,632	$ 177,322	$ 240,525	$ 257,257	$ 144,371
Portfolio turnover rate	83% A	99%	77%	98%	136%	78%

A Annualized B Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Investment income per share reflects a special dividend which amounted to $.04 per share. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. G Amount represents less than $.01 per share. H Total returns for periods of less than one year are not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2004	Years ended December 31,
	(Unaudited)	2003	2002	2001	2000 G
Selected Per-Share Data
Net asset value, beginning of period	$ 15.50	$ 10.90	$ 13.81	$ 19.91	$ 26.16
Income from Investment Operations
Net investment income (loss) E	.07	.08	.07	.10	.12 F
Net realized and unrealized gain (loss)	.07	4.58	(2.88)	(3.80)	(3.68)
Total from investment operations	.14	4.66	(2.81)	(3.70)	(3.56)
Distributions from net investment income	(.16)	(.06)	(.10)	(.93)	(.30)
Distributions in excess of net investment income	-	-	-	-	(.06)
Distributions from net realized gain	-	-	-	(1.47)	(2.33)
Total distributions	(.16)	(.06)	(.10)	(2.40)	(2.69)
Redemption fees added to paid in capital E	- I	- I	- I	-	-
Net asset value, end of period	$ 15.48	$ 15.50	$ 10.90	$ 13.81	$ 19.91
Total Return B, C, D	.87%	43.04%	(20.46)%	(21.20)%	(15.50)%
Ratios to Average Net Assets H
Expenses before expense reductions	1.14% A	1.16%	1.16%	1.18%	1.15% A
Expenses net of voluntary waivers, if any	1.14% A	1.16%	1.16%	1.18%	1.15% A
Expenses net of all reductions	1.10% A	1.12%	1.12%	1.12%	1.13% A
Net investment income (loss)	.84% A	.61%	.53%	.65%	.58% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 217,429	$ 140,822	$ 47,824	$ 48,843	$ 12,351
Portfolio turnover rate	83% A	99%	77%	98%	136%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. DTotal returns would have been lower had certain expenses not been reduced during the periods shown. ECalculated based on average shares outstanding during the period. FInvestment income per share reflects a special dividend which amounted to $.04 per share. GFor the period January 12, 2000 (commencement of sale of shares) to December 31, 2000. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IAmount represents less than $.01 per share.

Financial Highlights - Initial Class R

	Six months ended June 30, 2004	Years ended December 31,
	(Unaudited)	2003	2002 F
Selected Per-Share Data
Net asset value, beginning of period	$ 15.57	$ 10.98	$ 14.05
Income from Investment Operations
Net investment income (loss) E	.09	.11	.06
Net realized and unrealized gain (loss)	.07	4.59	(3.13)
Total from investment operations	.16	4.70	(3.07)
Distributions from net investment income	(.18)	(.11)	-
Redemption fees added to paid in capital E, H	-	-	-
Net asset value, end of period	$ 15.55	$ 15.57	$ 10.98
Total Return B, C, D	.99%	43.32%	(21.85)%
Ratios to Average Net Assets G
Expenses before expense reductions	.89% A	.90%	.91% A
Expenses net of voluntary waivers, if any	.89% A	.90%	.91% A
Expenses net of all reductions	.85% A	.86%	.87% A
Net investment income (loss)	1.10% A	.87%	.79% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 81,566	$ 39,466	$ 15,649
Portfolio turnover rate	83% A	99%	77%

A Annualized BTotal returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F For the period April 24, 2002 (commencement of sale of shares) to December 31, 2002. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Overseas Portfolio

Financial Highlights - Service Class R

	Six months ended June 30, 2004	Years ended December 31,
	(Unaudited)	2003	2002 F
Selected Per-Share Data
Net asset value, beginning of period	$ 15.52	$ 10.94	$ 14.01
Income from Investment Operations
Net investment income (loss) E	.08	.10	.05
Net realized and unrealized gain (loss)	.07	4.58	(3.12)
Total from investment operations	.15	4.68	(3.07)
Distributions from net investment income	(.17)	(.10)	-
Redemption fees added to paid in capital E, H	-	-	-
Net asset value, end of period	$ 15.50	$ 15.52	$ 10.94
Total Return B, C, D	.93%	43.25%	(21.91)%
Ratios to Average Net Assets G
Expenses before expense reductions	.98% A	1.00%	1.01% A
Expenses net of voluntary waivers, if any	.98% A	1.00%	1.01% A
Expenses net of all reductions	.95% A	.96%	.97% A
Net investment income (loss)	1.00% A	.77%	.69% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 72,879	$ 56,141	$ 17,997
Portfolio turnover rate	83% A	99%	77%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F For the period April 24, 2002 (commencement of sale of shares) to December 31, 2002. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share.

Financial Highlights - Service Class 2R

	Six months ended June 30, 2004	Years ended December 31,
	(Unaudited)	2003	2002 F
Selected Per-Share Data
Net asset value, beginning of period	$ 15.42	$ 10.90	$ 13.96
Income from Investment Operations
Net investment income (loss) E	.07	.08	.04
Net realized and unrealized gain (loss)	.07	4.55	(3.10)
Total from investment operations	.14	4.63	(3.06)
Distributions from net investment income	(.16)	(.11)	-
Redemption fees added to paid in capital E, H	-	-	-
Net asset value, end of period	$ 15.40	$ 15.42	$ 10.90
Total Return B, C, D	.87%	43.00%	(21.92)%
Ratios to Average Net Assets G
Expenses before expense reductions	1.14% A	1.15%	1.17% A
Expenses net of voluntary waivers, if any	1.14% A	1.15%	1.17% A
Expenses net of all reductions	1.10% A	1.11%	1.14% A
Net investment income (loss)	.85% A	.62%	.52% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 14,468	$ 7,072	$ 1,616
Portfolio turnover rate	83% A	99%	77%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F For the period April 24, 2002 (commencement of sale of shares) to December 31, 2002. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2004 (Unaudited)

1. Significant Accounting Policies.

Overseas Portfolio (the fund) is a fund of Variable Insurance Products Fund, (the trust) (referred to in this report as Fidelity Variable Insurance Products: Overseas Portfolio) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares, Initial Class R shares, Service Class R shares and Service Class 2R shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions also differ by class. Certain fund investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities, including restricted securities, for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. Debt securities, including restricted securities, for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in a cross-section of other Fidelity funds, and are marked-to-market. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period. Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 429,755,451	|
Unrealized depreciation	(58,684,975)
Net unrealized appreciation (depreciation)	$ 371,070,476
Cost for federal income tax purposes	$ 1,846,877,860

Trading (Redemption) Fees. Initial Class R shares, Service Class R shares and Service Class 2R shares held less than 60 days are subject to a redemption fee equal to 1% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the fund and accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .73% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' and Service Class R's average net assets and .25% of Service Class 2's and Service Class 2R's average net assets.

For the period, each class paid FDC the following amounts, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services:

Service Class	$ 135,043	|
Service Class 2	227,199
Service Class R	33,316
Service Class 2R	11,017
	$ 406,575

Overseas Portfolio

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each account. FIIOC pays a portion of the expenses related to the typesetting, printing and mailing of shareholder reports, except proxy statements. Each class pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of their month end net assets. For the period, the total transfer agent fees paid by each class to FIIOC, including out of pocket expenses, were as follows:

Initial Class	$ 498,192	|
Service Class	93,197
Service Class 2	66,234
Initial Class R	18,014
Service Class R	22,187
Service Class 2R	3,074
	$ 700,898

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $879,310 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $383,399 for the period. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $998.

8. Other Information.

At the end of the period, FMR or its affiliates were the owners of record of 15% of the total outstanding shares of the fund and three otherwise unaffiliated shareholders were the owners of record of 49% of the total outstanding shares of the fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Far East) Inc.

Fidelity International Investment Advisors

Fidelity International Investment Advisors (U.K.) Limited

Fidelity Investments Japan Limited

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Shareholder Servicing Agent

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Custodian

JPMorgan Chase Bank
New York, NY

VIPOVRS-SANN-0804
1.705696.106

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 9. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Variable Insurance Products Fund's Board of Trustees.

Item 10. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Variable Insurance Products Fund's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 11. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Variable Insurance Products Fund

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	August 17, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	August 17, 2004
By:	/s/Timothy F. Hayes
Timothy F. Hayes
Chief Financial Officer

Date:	August 17, 2004